UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

David Dimitri, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Securian Funds Trust

Semi-Annual Report

June 30, 2017

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

SFT Advantus Bond Fund

SFT Advantus Dynamic Managed Volatility Fund
SFT Advantus Government Money Market Fund
SFT Advantus Index 400 Mid-Cap Fund

SFT Advantus Index 500 Fund

SFT Advantus International Bond Fund

SFT Advantus Managed Volatility Equity Fund

SFT Advantus Mortgage Securities Fund

SFT Advantus Real Estate Securities Fund

SFT IvySM Growth Fund

SFT IvySM Small Cap Growth Fund

SFT Pyramis® Core Equity Fund

SFT T. Rowe Price Value Fund

Financial security
  for the long run ®

Securian Funds Trust

Supplement dated June 29, 2017 to the Prospectus of Securian Funds Trust dated May 1, 2017.

Effective June 1, 2017, Jeremy Gogos, Ph. D. will become an additional portfolio manager for the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund.

The text on page 12, under the caption "SFT Advantus Dynamic Managed Volatility Fund: Management," is replaced by the following:

SFT Advantus Dynamic Managed Volatility Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund's primary portfolio managers:

Name and Title	Primary Manager Since
David M. Kuplic Executive Vice President and Portfolio Manager, Advantus Capital	May 1, 2013
Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	May 1, 2013
Jeremy Gogos, Ph. D. Associate Portfolio Manager, Advantus Capital	June 1, 2017

The text on page 37, under the caption "SFT Advantus Managed Volatility Equity Fund: Management," is replaced by the following:

SFT Advantus Managed Volatility Equity Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund's primary portfolio managers:

Name and Title	Primary Manager Since
David M. Kuplic Executive Vice President and Portfolio Manager, Advantus Capital	November 18, 2015
Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	November 18, 2015
Jeremy Gogos, Ph. D. Associate Portfolio Manager, Advantus Capital	June 1, 2017

Please retain this supplement for future reference.

F89336 06-2017

The text relating to the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund starting on page 119, under the caption "Portfolio Managers," is replaced by the following:

Portfolio Managers

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Advantus Dynamic Managed Volatility	David M. Kuplic Executive Vice President and Portfolio Manager, Advantus Capital	May 1, 2013	Executive Vice President and Director since July 2007, Advantus Capital, and President, Securian Funds Trust since July 2011
	Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	May 1, 2013	Vice President and Portfolio Manager since 2012, previously Portfolio Manager since June 2012, Associate Portfolio Manager 2010-2012, and Quantitative Research Analyst 2005- 2010, Advantus Capital
	Jeremy Gogos, Ph. D. Associate Portfolio Manager, Advantus Capital	June 1, 2017	Associate Portfolio Manager since June 2017, previously Quantitative Research Analyst since 2013, Advantus Capital
SFT Advantus Managed Volatility Equity	David M. Kuplic Executive Vice President and Portfolio Manager, Advantus Capital	November 18, 2015	Executive Vice President and Director since July 2007, Advantus Capital, and President, Securian Funds Trust since July 2011
	Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	November 18, 2015	Vice President and Portfolio Manager since 2012, previously Portfolio Manager since June 2012, Associate Portfolio Manager 2010-2012, and Quantitative Research Analyst 2005- 2010, Advantus Capital
	Jeremy Gogos, Ph. D. Associate Portfolio Manager, Advantus Capital	June 1, 2017	Associate Portfolio Manager since June 2017, previously Quantitative Research Analyst since 2013, Advantus Capital

SFT Advantus Bond Fund

Fund Objective

The SFT Advantus Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The SFT Advantus Bond Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the SFT Advantus Bond Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2017, for each class of shares offered was as follows:

Class 1	3.15 percent*
Class 2	3.02 percent*

The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 2.27 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Advantus Dynamic Managed Volatility Fund

Fund Objective

The SFT Advantus Dynamic Managed Volatility Fund seeks to maximize risk adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500 Index and 40 percent Barclays U.S. Aggregate Bond Index (collectively, the Blended Benchmark Index).

The SFT Advantus Dynamic Managed Volatility Fund invests primarily in Class 1 shares of SFT Advantus Index 500 Fund for equity exposure, in a basket of fixed income securities for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2017, the Fund had a net return of 7.71 percent*. This return reflects the waiver, reimbursement or payment of certain Fund expenses by its investment advisor.** The blended benchmark index, which is comprised of 60 percent of the S&P® 500 Index and 40 percent of the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.48 percent over the same period. The S&P® 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index returned 9.34 percent and 2.27 percent over the same period, respectively.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Advantus Capital Management Inc. (Advantus Capital) and the Securian Funds Trust, on behalf of the SFT Advantus Dynamic Managed Volatility Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2018. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. As of June 30, 2017 Advantus Capital has waived $1,577,060 pursuant to the agreement, of which $1,311,188 was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500 Index and 40 percent of the Bloomberg Barclays U.S. Aggregate Bond Index.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Advantus Government Money Market Fund

Fund Objective

The SFT Advantus Government Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six-month period ended June 30, 2017, the Fund had a net return of 0.00 percent*. This return reflects the waiver, reimbursement or payment of certain Fund expenses by its investment advisor and principal underwriter.** The Fund's benchmark, the Bloomberg Barclays U.S. Treasury Bill 1-3 Month, returned 0.31 percent for the same period.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Advantus Government Money Market Fund), Advantus Capital and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay SFT Advantus Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2017, Advantus Capital and Securian Financial have collectively waived $4,631,950 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $1,505,097 was eligible for recovery as of such date. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement is effective through April 30, 2018, and shall continue in effect thereafter, provided such continuance is specifically approved by Advantus Capital, Securian Financial, and a majority of the Trust's independent Trustees.

The Bloomberg Barclays U.S. Treasury Bill 1-3 Month is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

SFT Advantus Index 400 Mid-Cap Fund

Fund Objective

The SFT Advantus Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400 Index (S&P 400). It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the SFT Advantus Index 400 Mid-Cap Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2017, for each class of shares offered was as follows:

Class 1	5.84 percent*
Class 2	5.71 percent*

The Fund's benchmark, the Standard and Poor's MidCap 400® Index, returned 5.99 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the S&P Global, Inc. and have been licensed for use by the Securian Funds Trust—Advantus Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $3.9 billion), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

SFT Advantus Index 500 Fund

Fund Objective

The SFT Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500 Index (S&P 500). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the SFT Advantus Index 500 Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2017, for each class of shares offered was as follows:

Class 1	9.22 percent*
Class 2	9.08 percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned 9.34 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the S&P Global, Inc. and have been licensed for use by Securian Funds Trust—Advantus Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Advantus International Bond Fund

Fund Objective

The SFT Advantus International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Franklin Advisers, Inc. provides investment advice to the SFT Advantus International Bond Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2017, for each class of shares offered was as follows:

Class 1	2.63 percent*
Class 2	2.51 percent*

The Fund's benchmark, the Citigroup World Government Bond Index, returned 4.49 percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

African	3.46%
Ghana Cedi	1.78%
South African Rand	1.68%
Americas	151.96%
United States Dollar	109.00%
Mexican Peso	23.70%
Brazilian Real	14.03%
Argentine Peso	4.85%
Chilian Peso	0.38%
Asia Pacific	-17.59%
Indonesian Rupiah	10.89%
Indian Rupee	7.65%
Philippine Peso	2.29%
Malaysian Ringgit	0.89%
South Korean Won	-0.11%
Australian Dollar	-9.04%
Japanese Yen	-30.16%
Europe	-37.83%
Polish Zloty	0.06%
Euro	-37.89%

*A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from over twenty countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT Advantus Managed Volatility Equity Fund

Fund Objective

The SFT Advantus Managed Volatility Equity Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Barclays U.S. 3 Month Treasury Bellwether Index (collectively, the Blended Benchmark Index).

Performance Update

For the six-month period ended June 30, 2017, the Fund had a net return of 8.32 percent*. This return reflects the waiver, reimbursement or payment of certain Fund expenses by its investment advisor.** The blended benchmark index, which is comprised of 60 percent of the S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent of the Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index, returned 8.21 percent over the same period. The S&P 500® Low Volatility Index, S&P 500® BMI International Developed Low Volatility Index and the Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index returned 8.87, 14.38, and 0.31 percent over the same period, respectively.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Advantus Capital Management Inc. (Advantus Capital) and the Securian Funds Trust, on behalf of the SFT Advantus Managed Volatility Equity Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through November 17, 2018. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. As of June 30, 2017, Advantus Capital has waived $564,405 pursuant to the agreement, all of which was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund. The Blended Benchmark Index is comprised of 60 percent of the S&P 500 Low Volatility Index, 20% S&P 500 BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index. The S&P 500 Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The S&P 500 BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index tracks the market for the on-the-run 3 month Treasury bill issued by the U.S. government.

SFT Advantus Mortgage Securities Fund

Fund Objective

The SFT Advantus Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk. The SFT Advantus Mortgage Securities Fund will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the SFT Advantus Mortgage Securities Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2017, for each class of shares offered was as follows:

Class 1	1.31 percent*
Class 2	1.19 percent*

The Fund's benchmark, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, returned 1.35 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

SFT Advantus Real Estate Securities Fund

Fund Objective

The SFT Advantus Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Advantus Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2017, for each class of shares offered was as follows:

Class 1	3.20 percent*
Class 2	3.07 percent*

The Fund's benchmark, the Wilshire U.S. Real Estate Securities Index, returned 2.42 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Wilshire U.S. Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITs).

SFT IvySM Growth Fund

Fund Objective

The SFT IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Waddell & Reed Investment Management Company (WRIMCO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2017, the Fund had a net return of 13.14 percent*. The Fund's benchmark, the Russell 1000 Growth Index, returned 13.99 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russel 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SFT IvySM Small Cap Growth Fund

Fund Objective

The SFT IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Waddell & Reed Investment Management Company (WRIMCO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2017, the Fund had a net return of 14.22 percent*. The Fund's benchmark, the Russell 2000 Growth Index, returned 9.97 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

SFT Pyramis® Core Equity Fund

Fund Objective

The SFT Pyramis® Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Pyramis Global Advisors, LLC (Pyramis) provides investment advice to the Fund under a sub-advisory agreement. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2017, for each class of shares offered was as follows:

Class 1	9.27 percent*
Class 2	9.13 percent*

The Fund's benchmark, the S&P 500® Index, returned 9.34 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Pyramis' is a registered trademark of FMR LLC. Used with permission.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, T. Rowe Price Associates, Inc. (T. Rowe Price) provides investment advice to the Fund under a sub-advisory agreement. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the six-month period ended June 30, 2017, the Fund had a net return of 8.43 percent*. The Fund's benchmark, the S&P 500® Index, returned 9.34 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Advantus Bond Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.6%)
Government Obligations (37.3%)
Other Government Obligations (1.3%)
Provincial or Local Government Obligations (1.3%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,383,274
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,150,000	1,258,491
4.926%, 10/01/51	2,055,000	2,415,550
		5,057,315
U.S. Government Agencies and Obligations (36.0%)
Export-Import Bank of the United States (0.2%)
Tagua Leasing LLC, 1.732%, 09/18/24	630,422	616,793
Federal Home Loan Mortgage Corporation (FHLMC) (6.5%)
2.500%, 03/01/28	552,813	559,642
3.000%, 08/01/42	559,522	561,518
3.000%, 04/01/43	1,012,342	1,016,294
3.000%, 07/01/45	841,520	840,245
3.416%, 09/25/24 (b)	1,000,000	1,027,285
3.500%, 10/01/25	244,404	255,843
3.500%, 08/01/42	598,434	618,764
3.500%, 05/25/45	1,054,955	1,061,606
3.500%, 03/01/46	1,613,327	1,658,710
4.000%, 02/01/20	319,800	331,150
4.000%, 09/01/40	556,580	592,555
4.000%, 10/01/40	378,396	399,335
4.000%, 11/01/40	2,054,015	2,193,055
4.000%, 02/01/41	444,852	472,964
4.000%, 08/01/41	595,485	630,804
4.000%, 07/01/42	502,064	530,131
4.500%, 01/01/41	621,042	667,852
4.500%, 02/01/41	491,612	528,206
4.500%, 03/01/41	624,690	675,228
4.500%, 04/01/41	760,120	825,092
4.516%, 10/25/27 (b)	1,750,000	1,956,301
5.000%, 04/01/35	140,047	152,024
5.000%, 08/01/35	43,692	47,670
5.000%, 11/01/35	112,510	122,498
5.000%, 11/01/39	411,883	455,912
5.000%, 03/01/40	2,222,952	2,456,049
5.000%, 04/01/40	359,145	394,051
5.000%, 08/01/40	222,079	243,095
5.500%, 12/01/17	3,250	3,263
5.500%, 06/01/20	27,498	28,203
5.500%, 10/01/20	82,830	86,436
5.500%, 11/01/23	108,031	119,020
5.500%, 05/01/34	758,986	863,041
5.500%, 10/01/34	269,599	300,853
5.500%, 07/01/35	373,323	418,561
5.500%, 10/01/35	365,207	410,702
5.500%, 12/01/38	223,809	247,146
6.000%, 11/01/33	305,591	350,726
	Principal	Value(a)
6.500%, 09/01/32	$66,148	$77,021
6.500%, 06/01/36	304,542	346,394
7.000%, 12/01/37	60,534	65,480
		24,590,725
Federal National Mortgage Association (FNMA) (14.7%)
2.500%, 11/01/27	482,722	485,614
2.500%, 07/01/28	627,398	634,620
2.500%, 02/25/32 (c)	340,000	341,766
2.898%, 06/25/27	675,000	670,293
3.000%, 06/01/22	248,424	255,148
3.000%, 11/01/27	102,760	105,757
3.000%, 07/18/32 (c)	4,380,000	4,495,317
3.000%, 03/01/42	547,016	549,333
3.000%, 04/01/43	657,874	660,656
3.000%, 05/01/43	1,317,555	1,323,063
3.000%, 06/01/43	336,996	338,422
3.000%, 09/01/43	800,367	803,470
3.000%, 02/25/47 (c)	2,000,000	1,997,304
3.500%, 11/01/25	327,716	341,831
3.500%, 01/01/26	329,387	343,574
3.500%, 11/01/40	482,729	499,355
3.500%, 01/01/41	417,700	431,521
3.500%, 02/01/41	302,774	314,269
3.500%, 04/01/41	506,907	523,677
3.500%, 11/01/41	2,648,181	2,735,375
3.500%, 01/01/42	2,450,460	2,528,232
3.500%, 04/01/42	2,613,989	2,697,403
3.500%, 08/01/42	1,827,846	1,887,653
3.500%, 01/01/43	418,558	431,878
3.500%, 03/01/43	1,510,714	1,562,640
3.500%, 05/01/43	1,352,830	1,398,936
3.500%, 05/01/45	1,453,918	1,498,774
3.500%, 10/01/45	779,192	800,774
3.500%, 07/25/46 (c)	3,800,000	3,902,867
4.000%, 04/01/41	1,446,048	1,536,451
4.000%, 08/01/41	470,880	496,819
4.000%, 09/01/41	756,620	803,271
4.000%, 04/01/44	2,940,070	3,092,114
4.000%, 08/01/44	316,849	334,025
4.000%, 05/25/46 (c)	1,100,000	1,156,332
4.500%, 05/01/35	154,672	166,667
4.500%, 07/01/35	456,942	491,420
4.500%, 06/01/39	282,756	306,883
4.500%, 04/01/41	1,901,912	2,071,288
4.500%, 07/01/41	1,746,799	1,887,922
5.000%, 05/01/18	3,660	3,748
5.000%, 06/01/18	8,855	9,068
5.000%, 07/01/18	18,188	18,625
5.000%, 07/01/23	101,765	111,095
5.000%, 11/01/33	61,250	67,186
5.000%, 05/01/34	19,163	21,032
5.000%, 12/01/34	272,931	299,477
5.000%, 04/01/35	66,990	73,547
5.000%, 08/01/35	98,491	108,059
5.000%, 04/01/38	230,268	254,887
5.000%, 12/01/39	334,037	372,452
5.000%, 04/01/41	386,847	427,966
5.500%, 09/01/17	403	403
5.500%, 02/01/18	6,955	6,990
5.500%, 03/01/18	12,798	12,882

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
5.500%, 04/01/33	$457,239	$515,079
5.500%, 12/01/33	112,922	127,380
5.500%, 01/01/34	155,640	174,363
5.500%, 02/01/34	174,373	196,268
5.500%, 03/01/34	294,220	333,507
5.500%, 04/01/34	141,711	158,630
5.500%, 09/01/34	56,291	62,664
5.500%, 02/01/35	197,293	220,854
5.500%, 04/01/35	349,121	390,328
5.500%, 06/01/35	40,167	44,477
5.500%, 08/01/35	154,988	173,539
5.500%, 10/01/35	440,824	502,339
5.500%, 11/01/35	104,942	117,641
5.500%, 12/01/35	84,329	94,483
5.500%, 12/01/39	137,561	153,886
6.000%, 09/01/17	3,809	3,813
6.000%, 08/01/23	85,223	90,986
6.000%, 10/01/32	317,570	365,805
6.000%, 11/01/32	236,397	271,920
6.000%, 03/01/33	321,404	367,830
6.000%, 04/01/33	14,673	16,523
6.000%, 12/01/33	107,042	122,247
6.000%, 01/01/36	75,595	86,539
6.000%, 08/01/37	45,374	51,113
6.000%, 09/01/37	102,569	117,199
6.000%, 10/01/38	237,659	275,235
6.000%, 12/01/38	139,039	157,968
6.000%, 06/01/40	55,594	63,055
6.500%, 12/01/31	92,128	105,778
6.500%, 02/01/32	31,647	36,395
6.500%, 04/01/32	137,347	158,567
6.500%, 05/01/32	42,357	47,803
6.500%, 07/01/32	105,650	121,164
6.500%, 08/01/32	158,908	179,570
6.500%, 09/01/32	109,424	125,953
6.500%, 10/01/32	163,128	186,267
6.500%, 11/01/37	79,116	88,985
7.000%, 07/01/31	83,866	98,026
7.000%, 09/01/31	165,490	191,979
7.000%, 11/01/31	232,940	264,609
7.000%, 02/01/32	40,282	45,306
7.000%, 03/01/32	26,438	30,904
7.000%, 07/01/32	70,159	78,602
7.500%, 04/01/31	95,423	106,780
7.500%, 05/01/31	29,382	33,009
		55,845,499
Government National Mortgage Association (GNMA) (2.9%)
0.011%, 06/17/45 (b) (d) (i)	392,881	149
3.000%, 03/15/45	1,336,786	1,352,221
3.000%, 03/20/45	1,085,654	1,097,745
3.000%, 04/15/45	1,636,802	1,655,700
3.000%, 02/20/47 (c)	1,000,000	1,010,078
3.250%, 11/20/35	395,401	408,428
3.500%, 10/20/43	792,651	824,498
3.500%, 02/20/45	535,031	554,759
3.500%, 03/20/45	599,133	621,224
3.500%, 04/20/46	1,330,478	1,379,263
3.750%, 03/20/46	819,602	856,652
5.000%, 12/15/39	33,206	37,056
5.000%, 01/15/40	523,489	573,319
5.500%, 07/15/38	264,093	298,209
	Principal	Value(a)
5.500%, 10/15/38	$297,404	$341,338
8.500%, 10/15/22	11,819	11,862
		11,022,501
U.S. Treasury (11.7%)
U.S. Treasury Bond 3.000%, 02/15/47	9,975,000	10,289,831
5.375%, 02/15/31 (e)	5,115,000	6,874,478
U.S. Treasury Note 0.750%, 10/31/18	550,000	545,746
0.750%, 07/15/19	700,000	690,949
0.875%, 10/15/18	10,000	9,942
0.875%, 05/15/19	370,000	366,575
1.000%, 11/15/19	200,000	197,898
1.375%, 01/15/20	1,000,000	997,500
1.375%, 02/15/20	2,629,000	2,620,682
1.500%, 06/15/20	375,000	374,473
1.750%, 05/31/22	9,915,000	9,856,908
2.000%, 04/30/24	2,740,000	2,719,557
2.375%, 05/15/27	9,045,000	9,102,237
		44,646,776
Total government obligations (cost: $137,747,103)		141,779,609
Asset-Backed Securities (4.7%)
Asset-Backed Securities (4.7%)
CarMax Auto Owner Trust, 2.160%, 08/16/21	1,300,000	1,301,848
Chrysler Capital Auto Receivables Trust, 2.930%, 08/17/20 (f)	600,000	602,632
Commonbond Student Loan Trust, 2.550%, 05/25/41 (f)	940,000	936,046
Conseco Financial Corp., 6.400%, 10/15/18	6,449	6,451
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,607,726	1,663,511
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,426,454	1,407,493
CSMC Trust, 3.500%, 06/25/47 (b) (f) (i)	2,025,000	2,001,428
Earnest Student Loan Program LLC 2.720%, 01/25/41 (f)	833,088	834,761
3.020%, 05/25/34 (f)	1,313,947	1,323,975
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	312,626	314,537
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (f)	1,200,000	1,190,581
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (j)	2,845,836	2,952,299
Invitation Homes 2015-SFR3 Trust, 2.509%, 08/17/32 (b) (f)	956,183	960,544

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
TCF Auto Receivables Owner Trust, 2.060%, 04/15/20 (f)	$1,567,879	$1,570,804
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	372,829	366,546
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	450,000	447,547
Total asset-backed securities (cost: $17,755,998)		17,881,003
Other Mortgage-Backed Securities (6.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.8%)
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (j)	582,980	594,308
GS Mortgage-Backed Securities Trust, 3.141%, 07/25/44 (b) (f)	2,526,005	2,415,508
JPMorgan Mortgage Trust, 3.142%, 11/25/33 (b)	243,672	236,621
Mellon Residential Funding Corp., 6.750%, 06/25/28	7,014	7,091
		3,253,528
Commercial Mortgage-Backed Securities (5.9%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	335,381	338,498
Aventura Mall Trust 2013-AVM, 3.867%, 12/05/32 (b) (f)	1,000,000	1,041,864
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (f)	1,350,000	1,435,759
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (b) (f)	725,000	726,020
Hometown Commercial Mortgage 5.506%, 11/11/38 (f) (g) (i)	33,532	29,128
6.057%, 06/11/39 (f) (g) (i)	207,011	150,596
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,047,180
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	163,728	163,140
Morgan Stanley Capital I Trust 3.201%, 08/05/34 (f)	860,000	866,107
3.451%, 08/05/34 (f)	550,000	551,657
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (f) (g) (i)	1,316,199	1,337,622
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,000,000	2,081,160
UBS Commercial Mortgage Trust, 3.724%, 06/15/50	4,000,000	4,074,347
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,559,920
	Principal	Value(a)
Wells Fargo Commercial Mortgage Trust 2.814%, 08/15/49	$2,165,000	$2,093,962
3.184%, 04/15/50	1,544,000	1,553,827
3.637%, 06/15/48	1,280,000	1,330,310
3.640%, 12/15/59	1,560,000	1,617,932
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	345,000	362,006
		22,361,035
Total other mortgage-backed securities (cost: $25,812,255)		25,614,563
Corporate Obligations (49.9%)
Communications (1.4%)
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	1,950,000	1,997,463
Telephone Services (0.6%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,438,825
Telephone — Integrated (0.3%)
AT&T, Inc., 4.500%, 03/09/48	1,069,000	1,000,236
Consumer Cyclical (2.2%)
Auto/Truck Parts & Equipment — Original (1.8%)
General Motors Financial Co., Inc. 2.400%, 05/09/19	1,675,000	1,679,481
2.569%, 10/04/19 (b)	3,275,000	3,311,706
3.950%, 04/13/24	2,000,000	2,028,404
		7,019,591
Hotels & Motels (0.4%)
Wyndham Worldwide Corp., 4.150%, 04/01/24	1,375,000	1,412,313
Consumer, Non-cyclical (1.3%)
Drugstore Chains (1.3%)
CVS Pass-Through Trust 5.298%, 01/11/27 (f)	1,026,424	1,107,409
5.880%, 01/10/28	420,047	470,698
6.036%, 12/10/28	2,283,910	2,576,362
6.943%, 01/10/30	609,864	724,328
		4,878,797
Energy (5.1%)
Oil, Gas & Consumable Fuels (0.3%)
Marathon Petroleum Corp., 5.850%, 12/15/45	1,070,000	1,084,810
Pipelines (4.8%)
Buckeye Partners L.P., 5.600%, 10/15/44	3,000,000	3,097,041
Enbridge, Inc., 6.000%, 01/15/77 (b) (h)	1,100,000	1,155,000
Enterprise Products Operating LLC, 7.034%, 01/15/68 (b)	1,835,000	1,879,040

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
NuStar Logistics L.P., 8.150%, 04/15/18	$2,986,000	$3,120,370
Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	3,000,000	3,340,536
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,420,204
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,301,533
Transcanada Trust, 5.875%, 08/15/76 (b) (h)	775,000	841,030
		18,154,754
Financial (20.3%)
Banks (11.6%)
Bank of America Corp. 4.000%, 01/22/25	1,650,000	1,678,735
5.875%, 01/05/21	765,000	850,249
3.950%, 04/21/25	780,000	790,328
Barclays PLC, 2.780%, 01/10/23 (b) (h)	3,300,000	3,366,115
Capital One Financial Corp., 5.550%, 06/01/20 (b)	2,915,000	3,060,750
Capital One NA/Mclean VA, 2.001%, 09/13/19 (b)	3,000,000	3,013,329
Citigroup, Inc. 4.400%, 06/10/25	1,500,000	1,562,851
5.950%, 05/15/25 (b)	2,050,000	2,196,636
Compass Bank, 3.875%, 04/10/25	2,500,000	2,490,300
Discover Bank 3.100%, 06/04/20	2,250,000	2,292,847
3.450%, 07/27/26	1,900,000	1,837,669
8.700%, 11/18/19	322,000	363,834
HSBC Holdings PLC, 3.262%, 03/13/23 (b) (h)	1,875,000	1,910,529
Huntington Bancshares, Inc., 3.150%, 03/14/21	1,500,000	1,529,586
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	1,700,000	1,738,250
Morgan Stanley 2.373%, 05/08/24 (b)	3,600,000	3,618,587
3.125%, 07/27/26	800,000	777,798
5.450%, 07/15/19 (b)	1,870,000	1,936,385
5.500%, 07/28/21	740,000	820,553
Standard Chartered PLC, 7.750%, 04/02/23 (b) (f) (h)	1,050,000	1,127,437
Suntrust Banks, Inc., 5.050%, 06/15/22 (b)	2,000,000	2,030,000
The Goldman Sachs Group, Inc., 2.196%, 04/25/19 (b)	2,415,000	2,441,391
US Bancorp, 5.300%, 04/15/27 (b)	1,550,000	1,650,750
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,071,133
		44,156,042
	Principal	Value(a)
Diversified Financial Services (1.8%)
Block Financial LLC, 4.125%, 10/01/20	$2,050,000	$2,115,799
Raymond James Financial, Inc., 4.950%, 07/15/46	2,425,000	2,631,646
The Charles Schwab Corp., 4.625%, 03/01/22 (b)	2,200,000	2,246,750
		6,994,195
Insurance (4.9%)
Great-West Lifeco Finance Delaware LP, 4.150%, 06/03/47 (f)	1,400,000	1,402,087
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,336,910
Nuveen Finance LLC 2.950%, 11/01/19 (f)	1,345,000	1,364,223
4.125%, 11/01/24 (f)	1,150,000	1,189,787
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,851,995
Teachers Insurance & Annuity Association, 4.270%, 05/15/47 (f)	2,500,000	2,559,273
The Chubb Corp., 3.408%, 03/29/67 (b)	4,000,000	3,970,000
The Hartford Financial Services Group, Inc., 3.307%, 02/12/67 (b) (f)	1,500,000	1,456,875
Unum Group, 5.750%, 08/15/42	1,975,000	2,342,269
		18,473,419
Real Estate Investment Trust — Health Care (1.4%)
Omega Healthcare Investors, Inc., 4.500%, 01/15/25	975,000	987,248
Physicians Realty L.P., 4.300%, 03/15/27	1,275,000	1,292,123
Ventas Realty L.P., 3.100%, 01/15/23	3,000,000	3,010,017
		5,289,388
Real Estate Investment Trust — Hotels (0.6%)
Hospitality Properties Trust 4.500%, 06/15/23	700,000	733,606
4.500%, 03/15/25	450,000	461,857
4.650%, 03/15/24	920,000	957,440
		2,152,903
Health Care (2.2%)
Health Care Providers & Services (1.2%)
Express Scripts Holding Co., 3.000%, 07/15/23	1,700,000	1,688,313
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,524,631
Sinai Health System, 3.034%, 01/20/36	1,495,000	1,479,468
		4,692,412

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	$2,700,000	$2,901,039
Pharmaceuticals (0.2%)
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23 (h)	900,000	875,381
Industrials (1.8%)
Aerospace & Defense (0.5%)
Newell Brands, Inc., 5.000%, 11/15/23	2,000,000	2,140,152
Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,527,900
Machinery (0.9%)
Siemens Financieringsmaatschappij NV, 1.860%, 03/16/22 (b) (f) (h)	3,275,000	3,305,978
Information Technology (1.0%)
Electronic Equipment, Instruments & Components (0.5%)
Tech Data Corp., 3.700%, 02/15/22	1,835,000	1,872,456
Software (0.5%)
Microsoft Corp., 4.500%, 02/06/57	1,800,000	1,981,796
Technology (0.9%)
Computers (0.9%)
Dell International LLC/EMC Corp, 8.350%, 07/15/46 (f)	980,000	1,264,771
Dell International LLC/EMC Corp., 5.450%, 06/15/23 (f)	1,790,000	1,942,454
		3,207,225
Transportation (6.3%)
Airlines (5.1%)
Air Canada 2015 -1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	2,600,000	2,645,500
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	527,608	603,847
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (f)	1,876,202	1,964,384
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	1,303,682	1,360,718
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,734,465	1,717,120
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	528,233	549,996
	Principal	Value(a)
British Airways PLC, 5.625%, 12/20/21 (f)	$459,942	$480,639
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,301,722	1,441,657
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	891,884	943,167
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	520,688	545,421
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,340,931	1,424,739
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,072,609	1,102,105
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	570,773	591,464
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,358,473	2,429,227
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25 (f) (h)	1,128,897	1,176,875
Virgin Australia 2013-1B Pass Through Trust, 6.000%, 04/23/22 (f) (h)	532,124	545,427
		19,522,286
Transport — Rail (1.2%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,358,882
Utilities (7.4%)
Electric Companies (0.9%)
Dominion Energy Gas Holdings LLC, 2.500%, 12/15/19	1,270,000	1,278,490
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,053,917
		3,332,407
Electric Utilities (5.2%)
Cleco Corporate Holdings LLC 3.743%, 05/01/26	1,125,000	1,128,287
4.973%, 05/01/46	1,000,000	1,064,429
Dominion Energy, Inc., 5.750%, 10/01/54 (b)	1,800,000	1,926,000
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,255,239
Exelon Corp., 3.497%, 06/01/22	1,750,000	1,787,872
Exelon Generation Co. LLC, 3.400%, 03/15/22	3,900,000	3,969,712
FirstEnergy Corp., 4.850%, 07/15/47	850,000	862,331
IPALCO Enterprises, Inc., 3.450%, 07/15/20	1,400,000	1,417,500

See accompanying notes to financial statements.

SFT Advantus Bond Fund
Investments in Securities – continued

	Shares/ Principal	Value(a)
Pacific Gas & Electric Co., 1.402%, 11/30/17 (b)	$1,400,000	$1,400,337
PPL Capital Funding, Inc., 3.961%, 03/30/67 (b)	2,500,000	2,409,375
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,529,978
		19,751,060
Gas Utilities (1.3%)
Brooklyn Union Gas Co., 4.504%, 03/10/46 (f)	1,300,000	1,405,099
Southern Co. Gas Capital Corp. 3.875%, 11/15/25	2,630,000	2,702,059
4.400%, 05/30/47	775,000	790,447
		4,897,605
Total corporate obligations (cost: $183,495,824)		189,419,315
Total long-term debt securities (cost: $364,811,180)		374,694,490
Short-Term Securities (4.2%)
Investment Companies (4.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880% (k)	15,989,883	15,989,883
Total short-term securities (cost: $15,989,883)		15,989,883
Total investments in securities (cost: $380,801,063) (l)		390,684,373
Liabilities in excess of cash and other assets (-2.8%)		(10,657,677)
Total net assets (100.0%)		$380,026,696

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2017 the total cost of investments issued on a when-issued or forward commitment basis was $12,964,423.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2017, securities with an aggregate market value of $403,195 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
U.S. Long Bond	September 2017	14	Long	$15,378
2 Year U.S. Treasury Note	September 2017	3	Long	(993)
5 Year U.S. Treasury Note	September 2017	169	Long	(46,711)
10 Year U.S. Treasury Note	September 2017	129	Short	42,941
		315		$10,615

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)  Illiquid security. (See Note 3 of the Notes to Financial Statements.)

(h)  Foreign security: The Fund held 4.5% of net assets in foreign securities at June 30, 2017.

(i)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)  Step rate security.

(k)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2017.

(l)  At June 30, 2017 the cost of securities for federal income tax purposes was $381,824,559. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$10,884,332
Gross unrealized depreciation	(2,024,518)
Net unrealized appreciation	$8,859,814

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (38.2%)
Government Obligations (1.0%)
U.S. Government Agencies and Obligations (1.0%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.4%)
3.000%, 09/01/43	$174,673	$175,331
3.500%, 10/01/44	294,113	302,674
3.500%, 11/01/44	292,999	301,332
3.500%, 12/01/44	308,009	316,673
		1,096,010
Federal National Mortgage Association (FNMA) (0.3%)
3.000%, 04/01/43	263,695	264,812
3.000%, 05/01/43	116,332	116,815
3.000%, 06/01/43	333,816	335,190
3.500%, 08/01/42	147,407	152,230
3.500%, 02/01/43	164,399	170,550
		1,039,597
U.S. Treasury (0.3%)
U.S. Treasury Note, 0.625%, 04/30/18 (b)	1,000,000	994,688
Total government obligations (cost: $3,101,516)		3,130,295
Asset-Backed Security (0.3%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	991,423
Total asset-backed securities (cost: $999,578)		991,423
Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
CSMC Mortgage Trust, 4.276%, 11/15/37 (d) (e)	1,000,000	1,051,553
Total other mortgage-backed securities (cost: $1,008,273)		1,051,553
Corporate Obligations (36.6%)
Basic Materials (0.1%)
Mining (0.1%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (f)	196,000	199,985
Communications (1.8%)
Cable/Satellite TV (0.7%)
Comcast Corp. 4.200%, 08/15/34	500,000	529,476
4.650%, 07/15/42	250,000	274,106
6.400%, 05/15/38	1,000,000	1,329,907
		2,133,489
Media (0.7%)
CBS Corp., 3.500%, 01/15/25	750,000	760,077
4.000%, 01/15/26	250,000	258,693
	Principal	Value(a)
Time Warner, Inc., 4.850%, 07/15/45	$1,000,000	$1,029,684
Viacom, Inc., 5.625%, 09/15/19	250,000	266,954
		2,315,408
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/25 (d)	1,000,000	1,035,000
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (f)	250,000	265,175
Consumer Cyclical (1.7%)
Auto/Truck Parts & Equipment — Original (0.5%)
Ford Motor Co., 5.291%, 12/08/46	1,500,000	1,539,480
Food & Staples Retailing (0.3%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	963,907
Home Furnishings (0.3%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,039,508
Retail (0.6%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	982,482
Target Corp., 3.500%, 07/01/24 (b)	750,000	776,830
Wal-Mart Stores, Inc., 1.950%, 12/15/18 (b)	250,000	251,705
		2,011,017
Consumer Staples (1.6%)
Beverages (0.2%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	518,856
Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	762,501
Food Products (0.6%)
General Mills, Inc., 4.150%, 02/15/43	1,000,000	1,001,037
Kellogg Co., 4.500%, 04/01/46	1,000,000	1,028,328
		2,029,365
Household Products (0.3%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,022,660
Personal Care (0.3%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,046,788

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Consumer, Non-cyclical (1.6%)
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	$250,000	$275,219
Diagnostic Equipment (0.6%)
Abbott Laboratories 3.875%, 09/15/25	750,000	771,396
4.750%, 11/30/36	1,000,000	1,088,462
4.750%, 04/15/43	250,000	264,550
		2,124,408
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	185,934	220,832
Food (0.6%)
Flowers Foods, Inc., 3.500%, 10/01/26	1,000,000	981,148
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,128,532
		2,109,680
Pharmaceuticals (0.2%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	521,760
Energy (4.0%)
Oil, Gas & Consumable Fuels (1.6%)
Apache Corp., 3.250%, 04/15/22	181,000	183,638
Chevron Corp., 3.191%, 06/24/23	250,000	258,746
EOG Resources, Inc., 2.625%, 03/15/23	250,000	246,753
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	757,831
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,027,564
Phillips 66, 4.650%, 11/15/34 (b)	1,000,000	1,052,564
Total Capital International SA, 3.750%, 04/10/24 (f)	750,000	792,229
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,019,651
		5,338,976
Pipelines (2.4%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,064,488
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	258,868
Energy Transfer L.P., 4.900%, 03/15/35	1,000,000	972,400
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	283,495
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,054,433
	Principal	Value(a)
Kinder Morgan, Inc., 5.300%, 12/01/34	$750,000	$772,236
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	251,666
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (c) (d)	500,000	529,115
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	252,815
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,011,441
Tesoro Logistics LP, 5.250%, 01/15/25	500,000	525,000
Williams Partners L.P. 3.750%, 06/15/27	500,000	494,912
4.300%, 03/04/24	500,000	520,087
		7,990,956
Financial (11.5%)
Banks (3.8%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	764,947
Astoria Financial Corp., 3.500%, 06/08/20	1,000,000	1,005,447
Bank of America Corp. 3.950%, 04/21/25	1,000,000	1,013,241
4.244%, 04/24/38 (e)	1,000,000	1,039,853
5.700%, 01/24/22	250,000	282,491
Bank of Montreal, 2.375%, 01/25/19 (f)	250,000	252,248
Capital One Financial Corp., 4.750%, 07/15/21	250,000	269,729
Citigroup, Inc., 3.300%, 04/27/25	750,000	750,223
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (f)	600,000	604,718
Discover Bank 3.100%, 06/04/20	1,000,000	1,019,043
4.250%, 03/13/26	500,000	513,565
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	268,880
JPMorgan Chase & Co. 3.125%, 01/23/25	1,000,000	994,147
4.500%, 01/24/22	250,000	270,712
KeyBank NA, 3.180%, 05/22/22	1,000,000	1,018,330
PNC Bank NA, 3.800%, 07/25/23	250,000	262,598
SunTrust Bank, 2.750%, 05/01/23	250,000	249,218
Synchrony Bank, 3.000%, 06/15/22	1,000,000	995,488
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,017,308
		12,592,186

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Capital Markets (0.3%)
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (e)	$1,000,000	$1,014,780
Diversified Banks (0.3%)
Bank of America Corp., 4.183%, 11/25/27	1,000,000	1,017,085
Diversified Financial Services (1.4%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	999,173
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,008,934
Discover Financial Services, 3.750%, 03/04/25	1,000,000	988,071
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,009,631
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	716,307
		4,722,116
Insurance (2.4%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,017,635
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	536,065
First American Financial Corp., 4.600%, 11/15/24	750,000	767,128
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	797,914
Manulife Financial Corp., 4.150%, 03/04/26 (f)	750,000	792,671
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,068,700
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	264,632
Old Republic International Corp., 4.875%, 10/01/24	750,000	802,249
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	810,260
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,042,927
		7,900,181
Property / Casualty Insurance (0.3%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	1,031,559
	Principal	Value(a)
Real Estate Investment Trust — Diversified (0.3%)
Retail Properties of America, Inc., 4.000%, 03/15/25	$1,000,000	$958,766
Real Estate Investment Trust — Health Care (0.9%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,007,981
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	988,456
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,013,430
		3,009,867
Real Estate Investment Trust — Office Property (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	530,004
Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	750,000	775,640
Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	259,357
Real Estate Investment Trust — Single Tenant (0.4%)
Select Income REIT, 4.500%, 02/01/25	750,000	751,099
Tanger Properties L.P., 3.875%, 12/01/23	500,000	510,153
		1,261,252
Real Estate Investment Trust — Storage (0.2%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	528,056
Specialized REITs (0.7%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	978,391
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	999,775
HCP, Inc., 4.250%, 11/15/23	250,000	262,131
		2,240,297
Health Care (3.0%)
Biotechnology (0.4%)
Amgen, Inc., 5.700%, 02/01/19	250,000	265,013
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,044,351
		1,309,364
Health Care Equipment & Supplies (0.3%)
Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	1,000,000	1,010,088

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Health Care Providers & Services (0.5%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	$250,000	$260,171
UnitedHealth Group, Inc. 2.750%, 02/15/23	250,000	251,866
3.750%, 07/15/25 (b)	1,000,000	1,053,252
		1,565,289
Pharmaceuticals (1.8%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,020,064
Allergan Funding SCS, 3.800%, 03/15/25 (f)	670,000	693,014
Bristol-Myers Squibb Co., 3.250%, 11/01/23 (b)	500,000	516,973
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,039,161
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	1,032,534
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,246,036
Mylan, Inc., 4.200%, 11/29/23	500,000	523,569
		6,071,351
Industrials (4.3%)
Aerospace & Defense (0.8%)
Harris Corp., 3.832%, 04/27/25	1,000,000	1,032,042
Rockwell Collins, Inc., 3.700%, 12/15/23 (b)	500,000	520,372
United Technologies Corp., 4.050%, 05/04/47	1,000,000	1,024,306
		2,576,720
Air Freight & Logistics (0.3%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	1,028,552
Building Products (0.3%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c) (d)	1,000,000	1,026,805
Electrical Equipment (0.6%)
Flex. Ltd., 4.750%, 06/15/25 (f)	1,000,000	1,062,182
Trimble, Inc., 4.750%, 12/01/24	750,000	800,860
		1,863,042
Electronic Parts Distributions (0.4%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,524,231
Environmental Control (0.3%)
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,032,338
	Principal	Value(a)
Machinery (0.5%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	$750,000	$795,704
CNH Industrial Capital LLC, 3.875%, 07/16/18	750,000	762,375
		1,558,079
Miscellaneous Manufacturing (0.4%)
Textron, Inc. 3.875%, 03/01/25	750,000	770,420
4.300%, 03/01/24	500,000	530,954
		1,301,374
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	246,474
Tools-Hand Held (0.2%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	800,000	807,790
Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	370,969
Trucking & Leasing (0.3%)
GATX Corp., 3.250%, 03/30/25	1,000,000	978,321
Information Technology (1.8%)
Communications Equipment (0.5%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	531,093
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,089,777
		1,620,870
Computers (0.3%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,081,161
Internet Software & Services (0.3%)
eBay, Inc., 3.450%, 08/01/24	750,000	754,876
IT Services (0.4%)
The Western Union Co., 3.350%, 05/22/19	500,000	509,597
Total System Services, Inc., 4.800%, 04/01/26	750,000	816,409
		1,326,006
Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,038,803

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Materials (1.2%)
Chemicals (0.9%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (f)	$1,000,000	$966,153
The Dow Chemical Co., 3.500%, 10/01/24	750,000	770,270
The Mosaic Co., 5.450%, 11/15/33	200,000	211,006
The Sherwin-Williams Co., 3.950%, 01/15/26 (c) (d)	1,000,000	1,031,910
		2,979,339
Construction Materials (0.3%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,011,179
Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc. 4.350%, 06/15/45	250,000	232,028
4.500%, 05/15/35	1,000,000	983,792
4.600%, 02/15/21	750,000	799,900
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,074,991
		3,090,711
Transportation (1.0%)
Airlines (0.7%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	952,668	994,347
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 06/20/24 (d)	864,023	928,194
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	219,310	233,017
		2,155,558
Transport — Rail (0.3%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	528,802
Union Pacific Corp., 3.750%, 03/15/24 (b)	500,000	528,583
		1,057,385
Utilities (2.1%)
Electric Utilities (1.5%)
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,078,528
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	255,492
Great Plains Energy, Inc., 4.850%, 04/01/47	500,000	514,495
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	755,905
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,043,137
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	256,925
	Shares/ Principal	Value(a)
Southern California Edison Co., 4.000%, 04/01/47	$1,000,000	$1,045,866
		4,950,348
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	262,975
Multi-Utilities (0.4%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	256,423
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,065,023
		1,321,446
Water Utilities (0.1%)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	520,868
Total corporate obligations (cost: $117,448,398)		120,748,428
Total long-term debt securities (cost: $122,557,765)		125,921,699
Purchased Option (0.0%)
Call Option Purchased (0.0%)
CBOE SPX Volatility Index, 15.000%, 07/19/17	2,250	112,500
Total purchased options (cost: $126,000)		112,500
Mutual Funds (46.8%)
Investment Companies (46.8%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,362,695
SFT Advantus Index 500 Fund (g)	14,224,618	135,865,941
SPDR S&P 500 ETF Trust (b)	36,170	8,745,906
Vanguard S&P 500 ETF	20,175	4,480,060
Total mutual funds (cost: $123,653,386)		154,454,602
Short-Term Securities (14.7%)
Investment Companies (14.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	48,531,906	48,531,906
Total short-term securities (cost: $48,531,906)		48,531,906
Total investments in securities (cost: $294,869,057) (h)		329,020,707
Cash and other assets in excess of liabilities (0.3%)		1,030,154
Total net assets (100.0%)		$330,050,861

See accompanying notes to financial statements.

SFT Advantus Dynamic Managed Volatility Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures or options contracts.

Holdings of Open Futures Contracts

On June 30, 2017, securities with an aggregate market value of $11,111,118 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	September 2017	200	Short	$246,263
S&P 500® Index Future	September 2017	176	Long	(493,356)
		376		$(247,093)

(c)  Illiquid security. (See Note 3.)

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Variable rate security.

(f)  Foreign security: The Fund held 1.7% of net assets in foreign securities at June 30, 2017.

(g)  Affiliated security.

(h)  At June 30, 2017 the cost of securities for federal income tax purposes was $294,894,666. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$34,485,729
Gross unrealized depreciation	(359,688)
Net unrealized appreciation	$34,126,041

See accompanying notes to financial statements.

SFT Advantus Government Money Market Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
U.S. Government Obligations (100.0%)
Discount Notes (47.3%)
Federal Home Loan Bank 0.864%, 07/21/17 (b)	$2,500,000	$2,498,819
0.869%, 07/26/17 (b)	8,000,000	7,995,250
0.883%, 07/19/17 (b)	5,900,000	5,897,435
0.885%, 07/12/17 (b)	4,300,000	4,298,855
0.930%, 08/02/17 (b)	4,000,000	3,996,747
0.935%, 08/03/17 (b)	4,500,000	4,496,205
1.042%, 09/29/17 (b)	4,000,000	3,989,750
		33,173,061
U.S. Treasury (52.7%)
U.S. Treasury Note 1.080%, 07/31/17 (c)	9,800,000	9,800,689
1.171%, 10/31/17 (c)	19,600,000	19,611,614
1.275%, 01/31/18 (c)	7,500,000	7,513,854
		36,926,157
Total U.S. government obligations (cost: $70,099,218)		70,099,218
	Shares	Value(a)
Investment Companies (0.2%)
State Street Institutional US Government Money Market Fund, 0.880%	138,815	$138,815
Total investment companies (cost: $138,815)		138,815
Total investments in securities (cost: $70,238,033) (d)		70,238,033
Liabilities in excess of cash and other assets (-0.2%)		(142,578)
Total net assets (100.0%)		$70,095,455

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Variable rate security.

(d)  Also represents the cost of securities for federal income tax purposes at June 30, 2017.

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.7%)
Consumer Discretionary (11.3%)
Auto Components (0.6%)
Cooper Tire & Rubber Co.	6,643	$239,813
Dana, Inc.	18,249	407,500
Gentex Corp.	36,266	687,966
		1,335,279
Automobiles (0.3%)
Thor Industries, Inc.	6,027	629,942
Distributors (0.3%)
Pool Corp.	5,269	619,476
Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	7,194	273,012
Graham Holdings Co. – Class B	618	370,584
Service Corp. International/US	23,732	793,835
Sotheby's (b)	5,785	310,481
		1,747,912
Hotels, Restaurants & Leisure (2.7%)
Brinker International, Inc.	6,171	235,115
Buffalo Wild Wings, Inc. (b)	2,038	258,215
Churchill Downs, Inc.	1,556	285,215
Cracker Barrel Old Country Store, Inc.	3,099	518,308
Domino's Pizza, Inc.	6,053	1,280,391
Dunkin' Brands Group, Inc.	11,634	641,266
International Speedway Corp. — Class A	3,115	116,968
Jack in the Box, Inc.	3,671	361,593
Panera Bread Co. — Class A (b)	2,761	868,721
Papa John's International, Inc.	3,301	236,880
Texas Roadhouse, Inc.	8,141	414,784
The Cheesecake Factory, Inc.	5,583	280,825
The Wendy's Co.	24,170	374,877
		5,873,158
Household Durables (1.7%)
CalAtlantic Group, Inc.	9,732	344,026
Helen of Troy, Ltd. (b)	3,364	316,552
KB Home	10,490	251,445
NVR, Inc. (b)	447	1,077,543
Tempur Sealy International, Inc. (b)	5,892	314,574
Toll Brothers, Inc.	18,680	738,047
TRI Pointe Group, Inc. (b)	20,080	264,855
Tupperware Brands Corp.	6,387	448,559
		3,755,601
Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	3,990	127,281
Leisure Equipment & Products (0.6%)
Brunswick Corp.	11,274	707,218
Polaris Industries, Inc.	7,396	682,133
		1,389,351
	Shares	Value(a)
Media (1.5%)
AMC Networks, Inc. — Class A (b)	6,957	$371,573
Cable One, Inc.	628	446,445
Cinemark Holdings, Inc.	13,374	519,580
John Wiley & Sons, Inc. — Class A	5,653	298,196
Live Nation Entertainment, Inc. (b)	16,831	586,560
Meredith Corp.	4,583	272,459
TEGNA, Inc.	27,106	390,598
The New York Times Co. — Class A	15,422	272,970
		3,158,381
Multiline Retail (0.2%)
Big Lots, Inc.	5,605	270,721
Dillard's, Inc. — Class A	2,740	158,071
		428,792
Specialty Retail (1.9%)
Aaron's, Inc.	7,939	308,827
American Eagle Outfitters, Inc.	21,001	253,062
Cabela's, Inc. (b)	6,479	384,982
Chico's FAS, Inc.	16,347	153,989
Dick's Sporting Goods, Inc.	11,080	441,316
GameStop Corp. — Class A	12,784	276,262
Kate Spade & Co. (b)	16,196	299,464
Murphy USA, Inc. (b)	4,385	324,972
Office Depot, Inc.	65,223	367,858
Sally Beauty Holdings, Inc. (b)	17,350	351,338
The Michaels Cos., Inc. (b)	13,354	247,316
Urban Outfitters, Inc. (b)	11,157	206,851
Williams-Sonoma, Inc.	10,062	488,007
		4,104,244
Textiles, Apparel & Luxury Goods (0.6%)
Carter's, Inc.	6,109	543,396
Deckers Outdoor Corp. (b)	3,989	272,289
Skechers U.S.A., Inc. — Class A (b)	16,890	498,255
		1,313,940
Consumer Staples (3.6%)
Beverages (0.1%)
The Boston Beer Co., Inc. — Class A (b)	1,130	149,329
Food & Staples Retailing (0.5%)
Casey's General Stores, Inc.	4,916	526,553
Sprouts Farmers Market, Inc. (b)	16,316	369,884
United Natural Foods, Inc. (b)	6,376	233,999
		1,130,436
Food Products (2.3%)
Dean Foods Co.	11,473	195,041
Flowers Foods, Inc.	23,244	402,354
Ingredion, Inc.	9,049	1,078,731
Lamb Weston Holdings, Inc.	17,518	771,493
Lancaster Colony Corp.	2,457	301,277
Post Holdings, Inc. (b)	8,366	649,620
See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Snyder's-Lance, Inc.	10,857	$375,869
The Hain Celestial Group, Inc. (b)	13,059	506,951
Tootsie Roll Industries, Inc.	2,191	76,356
TreeHouse Foods, Inc. (b)	7,172	585,881
		4,943,573
Household Products (0.2%)
Energizer Holdings, Inc.	7,806	374,844
Personal Products (0.5%)
Avon Products, Inc. (b)	55,528	211,006
Edgewell Personal Care Co. (b)	7,249	551,069
Nu Skin Enterprises, Inc.	6,190	388,980
		1,151,055
Energy (2.6%)
Energy Equipment & Services (1.0%)
Diamond Offshore Drilling, Inc. (b)	8,142	88,178
Dril-Quip, Inc. (b)	4,740	231,312
Ensco PLC — Class A (c)	38,327	197,767
Nabors Industries, Ltd.	36,080	293,691
Oceaneering International, Inc.	12,404	283,307
Oil States International, Inc. (b)	6,477	175,851
Patterson-UTI Energy, Inc.	20,873	421,426
Rowan Cos., PLC — Class A (b)	15,919	163,011
Superior Energy Services, Inc. (b)	19,294	201,236
		2,055,779
Oil, Gas & Consumable Fuels (1.6%)
Consol Energy, Inc. (b)	22,362	334,088
Gulfport Energy Corp. (b)	20,081	296,195
HollyFrontier Corp.	22,390	615,053
Matador Resources Co. (b)	11,762	251,354
PBF Energy, Inc. Class A	13,847	308,234
QEP Resources, Inc. (b)	30,362	306,656
SM Energy Co.	12,360	204,311
Southwestern Energy Co. (b)	63,800	387,904
World Fuel Services Corp.	8,718	335,207
WPX Energy, Inc. (b)	50,195	484,884
		3,523,886
Financial (15.9%)
Capital Markets (3.0%)
Eaton Vance Corp.	14,515	686,850
Factset Research Systems, Inc.	4,966	825,250
Federated Investors, Inc. — Class B	11,712	330,864
Janus Henderson Group PLC (b) (c)	22,771	753,941
Legg Mason, Inc.	10,770	410,983
MarketAxess Holdings, Inc.	4,818	968,900
MSCI, Inc.	11,431	1,177,279
SEI Investments Co.	16,830	905,117
Stifel Financial Corp. (b)	8,625	396,577
		6,455,761
Commercial Banks (7.9%)
Associated Banc-Corp.	19,229	484,571
BancorpSouth, Inc.	10,493	320,037
Bank of Hawaii Corp.	5,360	444,719
Bank of the Ozarks, Inc.	15,330	718,517
	Shares	Value(a)
Canadian Imperial Bank of Commerce (c)	1	$42
Cathay General Bancorp	9,473	359,500
Chemical Financial Corp.	8,978	434,625
Commerce Bancshares, Inc.	11,032	626,949
Cullen/Frost Bankers, Inc.	7,165	672,865
East West Bancorp, Inc.	18,240	1,068,499
First Horizon National Corp.	29,513	514,117
FNB Corp.	40,789	577,572
Fulton Financial Corp.	22,069	419,311
Hancock Holding Co.	10,670	522,830
Home BancShares, Inc.	15,934	396,757
International Bancshares Corp.	7,335	257,092
MB Financial, Inc.	8,995	396,140
PacWest Bancorp	15,132	706,664
Pinnacle Financial Partners, Inc.	9,143	574,180
Prosperity Bancshares, Inc.	8,772	563,513
Signature Bank (b)	6,774	972,272
SVB Financial Group (b)	6,598	1,159,862
Synovus Financial Corp.	15,439	683,021
TCF Financial Corp.	21,617	344,575
Texas Capital Bancshares, Inc. (b)	6,257	484,292
Trustmark Corp.	8,550	274,968
UMB Financial Corp.	5,512	412,628
Umpqua Holdings Corp.	27,824	510,849
United Bankshares, Inc.	13,236	518,851
Valley National Bancorp	33,308	393,368
Webster Financial Corp.	11,640	607,841
Wintrust Financial Corp.	7,026	537,068
		16,958,095
Consumer Finance (0.3%)
SLM Corp. (b)	54,416	625,784
Insurance (4.2%)
Alleghany Corp. (b)	1,969	1,171,161
American Financial Group, Inc.	9,258	919,968
Aspen Insurance Holdings, Ltd. (c)	7,561	376,916
Brown & Brown, Inc.	14,520	625,376
CNO Financial Group, Inc.	21,627	451,572
First American Financial Corp.	13,922	622,174
Genworth Financial, Inc. — Class A (b)	62,989	237,469
Kemper Corp.	6,139	236,965
Mercury General Corp.	4,572	246,888
Old Republic International Corp.	30,947	604,395
Primerica, Inc.	5,744	435,108
Reinsurance Group of America, Inc.	8,129	1,043,682
RenaissanceRe Holdings, Ltd. (c)	5,128	713,048
The Hanover Insurance Group, Inc.	5,347	473,905
WR Berkley Corp.	12,243	846,848
		9,005,475
Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	61,740	810,646
Washington Federal, Inc.	11,291	374,861
		1,185,507
Health Care (8.8%)
Biotechnology (0.7%)
Bioverativ, Inc. (b)	13,654	821,561
United Therapeutics Corp. (b)	5,657	733,883
		1,555,444

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care Equipment & Supplies (3.5%)
ABIOMED, Inc. (b)	5,184	$742,867
Globus Medical, Inc. (b)	9,109	301,963
Halyard Health, Inc. (b)	5,875	230,770
Hill-Rom Holdings, Inc.	7,514	598,190
LivaNova PLC (b) (c)	5,451	333,656
Masimo Corp. (b)	5,745	523,829
NuVasive, Inc. (b)	6,378	490,596
ResMed, Inc.	17,904	1,394,184
STERIS PLC (c)	10,722	873,843
Teleflex, Inc.	5,750	1,194,620
West Pharmaceutical Services, Inc.	9,280	877,146
		7,561,664
Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc. (b)	9,646	476,319
HealthSouth Corp.	11,302	547,017
LifePoint Health, Inc. (b)	5,014	336,690
Mednax, Inc. (b)	11,742	708,864
Molina Healthcare, Inc. (b)	5,349	370,044
Owens & Minor, Inc.	7,715	248,346
Tenet Healthcare Corp. (b)	10,123	195,779
VCA, Inc. (b)	10,260	947,101
WellCare Health Plans, Inc. (b)	5,672	1,018,464
		4,848,624
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. (b)	22,909	292,319
Medidata Solutions, Inc. (b)	7,010	548,182
		840,501
Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc. — Class A (b)	2,627	594,516
Bio-Techne Corp.	4,677	549,548
Charles River Laboratories International, Inc. (b)	5,965	603,360
INC Research Holdings, Inc. — Class A (b)	6,830	399,555
PAREXEL International Corp. (b)	6,408	556,919
		2,703,898
Pharmaceuticals (0.7%)
Akorn, Inc. (b)	11,007	369,175
Catalent, Inc. (b)	15,775	553,702
Endo International PLC (b) (c)	25,068	280,010
Prestige Brands Holdings, Inc. (b)	6,677	352,612
		1,555,499
Industrials (14.8%)
Aerospace & Defense (1.7%)
Curtiss-Wright Corp.	5,586	512,683
Esterline Technologies Corp. (b)	3,801	360,335
Huntington Ingalls Industries, Inc.	5,794	1,078,611
KLX, Inc. (b)	6,529	326,450
Orbital ATK, Inc.	7,277	715,765
Teledyne Technologies, Inc. (b)	4,509	575,574
		3,569,418
	Shares	Value(a)
Airlines (0.4%)
JetBlue Airways Corp. (b)	42,124	$961,691
Building Products (0.9%)
AO Smith Corp.	18,592	1,047,288
Lennox International, Inc.	4,849	890,470
		1,937,758
Commercial Services & Supplies (1.5%)
Clean Harbors, Inc. (b)	6,572	366,915
Copart, Inc. (b)	25,879	822,693
Deluxe Corp.	6,111	423,004
Herman Miller, Inc.	7,547	229,429
HNI Corp.	5,535	220,681
MSA Safety, Inc.	3,912	317,537
Pitney Bowes, Inc.	23,544	355,514
Rollins, Inc.	12,109	492,957
		3,228,730
Construction & Engineering (1.1%)
AECOM (b)	19,660	635,608
Dycom Industries, Inc. (b)	3,923	351,187
EMCOR Group, Inc.	7,478	488,912
Granite Construction, Inc.	4,973	239,897
KBR, Inc.	18,072	275,056
Valmont Industries, Inc.	2,884	431,446
		2,422,106
Electrical Equipment (1.1%)
Belden, Inc.	5,301	399,854
EnerSys	5,460	395,577
Hubbell, Inc.	6,462	731,304
Regal Beloit Corp.	5,634	459,453
Woodward, Inc.	6,962	470,492
		2,456,680
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	8,155	777,987
Machinery (4.7%)
AGCO Corp.	8,425	567,761
Crane Co.	6,337	503,031
Donaldson Co., Inc.	16,677	759,471
Graco, Inc.	7,013	766,381
IDEX Corp.	9,634	1,088,738
ITT, Inc.	11,193	449,735
Kennametal, Inc.	10,167	380,449
Lincoln Electric Holdings, Inc.	7,807	718,947
Nordson Corp.	6,752	819,153
Oshkosh Corp.	9,442	650,365
Terex Corp.	12,321	462,037
The Timken Co.	8,838	408,758
The Toro Co.	13,581	941,027
Trinity Industries, Inc.	19,211	538,484
Wabtec Corp.	10,903	997,624
		10,051,961
Marine (0.2%)
Kirby Corp. (b)	6,795	454,246

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Professional Services (0.8%)
Dun & Bradstreet Corp.	4,630	$500,735
FTI Consulting, Inc. (b)	5,166	180,603
Manpowergroup, Inc.	8,468	945,452
		1,626,790
Road & Rail (1.3%)
Avis Budget Group, Inc. (b)	10,634	289,989
Genesee & Wyoming, Inc. — Class A (b)	7,748	529,886
Landstar System, Inc.	5,249	449,314
Old Dominion Freight Line, Inc.	8,743	832,683
Ryder System, Inc.	6,761	486,657
Werner Enterprises, Inc.	5,630	165,241
		2,753,770
Trading Companies & Distributors (0.7%)
GATX Corp.	4,858	312,224
MSC Industrial Direct Co. — Class A	5,642	484,986
Now, Inc. (b)	13,592	218,559
Watsco, Inc.	3,888	599,530
		1,615,299
Information Technology (17.0%)
Communications Equipment (1.5%)
ARRIS International PLC (b)	23,706	664,242
Brocade Communications Systems, Inc.	51,765	652,757
Ciena Corp. (b)	17,897	447,783
InterDigital, Inc.	4,392	339,502
NetScout Systems, Inc. (b)	11,579	398,317
Plantronics, Inc.	4,148	216,982
ViaSat, Inc. (b)	6,683	442,414
		3,161,997
Computers & Peripherals (0.5%)
3D Systems Corp. (b)	13,649	255,236
Diebold Nixdorf, Inc.	9,528	266,784
NCR Corp. (b)	15,300	624,852
		1,146,872
Electronic Equipment, Instruments & Components (4.1%)
Arrow Electronics, Inc. (b)	11,216	879,559
Avnet, Inc.	15,779	613,487
Cognex Corp.	10,918	926,938
Coherent, Inc. (b)	3,144	707,369
IPG Photonics Corp. (b)	4,796	695,900
Jabil , Inc.	23,013	671,749
Keysight Technologies, Inc. (b)	23,317	907,731
Knowles Corp. (b)	11,256	190,452
Littelfuse, Inc.	2,842	468,930
National Instruments Corp.	13,415	539,551
SYNNEX Corp.	3,732	447,691
Tech Data Corp. (b)	4,377	442,077
Trimble, Inc. (b)	31,926	1,138,800
Vishay Intertechnology, Inc.	16,922	280,905
		8,911,139
	Shares	Value(a)
Internet Software & Services (0.8%)
Cars.com, Inc. (b)	9,035	$240,602
j2 Global, Inc.	6,067	516,241
LogMeIn, Inc.	6,631	692,940
WebMD Health Corp. (b)	4,731	277,473
		1,727,256
IT Services (3.4%)
Acxiom Corp. (b)	9,895	257,072
Broadridge Financial Solutions, Inc.	14,843	1,121,537
Convergys Corp.	11,883	282,578
CoreLogic, Inc. (b)	10,685	463,515
DST Systems, Inc.	7,797	481,075
Jack Henry & Associates, Inc.	9,803	1,018,238
Leidos Holdings, Inc.	18,113	936,261
MAXIMUS, Inc.	8,183	512,501
NeuStar, Inc. — Class A (b)	6,961	232,149
Sabre Corp.	25,979	565,563
Science Applications International Corp.	5,471	379,797
Teradata Corp. (b)	16,523	487,263
WEX, Inc. (b)	4,824	502,999
		7,240,548
Office Electronics (0.3%)
Zebra Technologies Corp. — Class A (b)	6,661	669,564
Semiconductors & Semiconductor Equipment (2.4%)
Cirrus Logic, Inc. (b)	8,124	509,537
Cree, Inc. (b)	12,282	302,751
Cypress Semiconductor Corp.	41,589	567,690
First Solar, Inc. (b)	9,874	393,775
Integrated Device Technology, Inc. (b)	16,789	432,988
Microsemi Corp. (b)	14,578	682,251
Monolithic Power Systems, Inc.	4,750	457,900
Silicon Laboratories, Inc. (b)	5,363	366,561
Synaptics, Inc. (b)	4,330	223,904
Teradyne, Inc.	25,116	754,234
Versum Materials, Inc.	13,719	445,868
		5,137,459
Software (3.9%)
ACI Worldwide, Inc. (b)	14,902	333,358
Blackbaud, Inc.	6,080	521,360
Cadence Design Systems, Inc. (b)	35,298	1,182,130
CDK Global, Inc.	18,330	1,137,560
CommVault Systems, Inc. (b)	5,267	297,322
Fair Isaac Corp.	3,877	540,493
Fortinet, Inc. (b)	18,860	706,118
Manhattan Associates, Inc. (b)	8,766	421,294
PTC, Inc. (b)	14,584	803,870
Take-Two Interactive Software, Inc. (b)	13,109	961,938
The Ultimate Software Group, Inc. (b)	3,798	797,808
Tyler Technologies, Inc. (b)	4,291	753,800
		8,457,051

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Technology Hardware & Equipment (0.1%)
VeriFone Systems, Inc. (b)	14,090	$255,029
Materials (7.4%)
Chemicals (2.9%)
Ashland Global Holdings, Inc.	7,856	517,789
Cabot Corp.	7,863	420,120
Minerals Technologies, Inc.	4,386	321,055
NewMarket Corp.	1,205	554,879
Olin Corp.	20,944	634,184
PolyOne Corp.	10,321	399,836
RPM International, Inc.	16,864	919,931
Sensient Technologies Corp.	5,579	449,277
The Chemours Co.	23,287	883,043
The Scotts Miracle-Gro Co. — Class A	5,565	497,845
Valvoline, Inc.	25,817	612,379
		6,210,338
Construction Materials (0.3%)
Eagle Materials, Inc.	6,098	563,577
Containers & Packaging (1.9%)
Aptargroup, Inc.	7,880	684,457
Bemis Co., Inc.	11,608	536,870
Greif, Inc. — Class A	3,205	178,775
Owens-Illinois, Inc. (b)	20,539	491,293
Packaging Corp. of America	11,893	1,324,761
Silgan Holdings, Inc.	9,467	300,861
Sonoco Products Co.	12,546	645,115
		4,162,132
Metals & Mining (1.9%)
Allegheny Technologies, Inc.	13,738	233,683
Carpenter Technology Corp.	5,882	220,163
Commercial Metals Co.	14,616	283,989
Compass Minerals International, Inc.	4,227	276,023
Reliance Steel & Aluminum Co.	9,201	669,925
Royal Gold, Inc.	8,249	644,824
Steel Dynamics, Inc.	30,524	1,093,065
United States Steel Corp.	22,049	488,165
Worthington Industries, Inc.	5,525	277,466
		4,187,303
Paper & Forest Products (0.4%)
Domtar Corp.	7,901	303,556
Louisiana-Pacific Corp. (b)	18,273	440,562
		744,118
Real Estate (9.5%)
Diversified Real Estate Activities (0.1%)
Alexander & Baldwin, Inc.	5,807	240,294
Health Care REITs (1.4%)
Care Capital Properties, Inc.	10,610	283,287
Healthcare Realty Trust, Inc.	14,699	501,971
Medical Properties Trust, Inc.	45,952	591,402
Omega Healthcare Investors, Inc.	24,846	820,415
Quality Care Properties, Inc. (b)	11,816	216,351
Senior Housing Properties Trust	29,988	612,955
		3,026,381
	Shares	Value(a)
Hotels & Resort REITs (0.5%)
Hospitality Properties Trust	20,737	$604,484
LaSalle Hotel Properties	14,293	425,931
		1,030,415
Industrial REITs (1.4%)
DCT Industrial Trust, Inc.	11,604	620,118
Duke Realty Corp.	44,891	1,254,703
First Industrial Realty Trust, Inc.	14,805	423,719
Liberty Property Trust	18,584	756,555
		3,055,095
Office REITs (1.6%)
Corporate Office Properties Trust	12,533	439,031
Cousins Properties, Inc.	52,883	464,842
Douglas Emmett, Inc.	18,521	707,687
Highwoods Properties, Inc.	12,879	653,094
Kilroy Realty Corp.	12,408	932,461
Mack-Cali Realty Corp.	11,342	307,822
		3,504,937
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	5,693	711,625
Residential REITs (1.0%)
American Campus Communities, Inc.	16,926	800,600
Camden Property Trust	11,064	946,083
Education Realty Trust, Inc.	9,238	357,972
		2,104,655
Retail REITs (1.1%)
National Retail Properties, Inc.	18,751	733,164
Tanger Factory Outlet Centers, Inc.	12,177	316,359
Taubman Centers, Inc.	7,648	455,438
Urban Edge Properties	12,488	296,340
Washington Prime Group, Inc.	23,398	195,841
Weingarten Realty Investors	14,911	448,821
		2,445,963
Specialized REITs (2.1%)
CoreCivic, Inc.	14,915	411,356
CyrusOne, Inc.	9,856	549,472
EPR Properties	8,088	581,285
Lamar Advertising Co. — Class A	10,504	772,779
Life Storage, Inc.	5,852	433,633
Potlatch Corp.	5,091	232,659
Rayonier, Inc.	16,263	467,886
The GEO Group, Inc.	15,671	463,391
Uniti Group, Inc.	19,934	501,141
		4,413,602
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	148,094	171,789
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,841	328,588

See accompanying notes to financial statements.

SFT Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Utilities (5.6%)
Electric Utilities (1.4%)
Great Plains Energy, Inc.	27,219	$796,972
Hawaiian Electric Industries, Inc.	13,729	444,545
IDACORP, Inc.	6,352	542,143
PNM Resources, Inc.	10,055	384,604
Westar Energy, Inc.	17,932	950,755
		3,119,019
Gas Utilities (2.4%)
Atmos Energy Corp.	13,292	1,102,572
Energen Corp. (b)	12,254	604,980
National Fuel Gas Co.	10,783	602,123
New Jersey Resources Corp.	10,912	433,206
ONE GAS, Inc.	6,588	459,908
Southwest Gas Holdings, Inc.	5,988	437,483
UGI Corp.	21,855	1,058,001
WGL Holdings, Inc.	6,458	538,791
		5,237,064
Multi-Utilities (1.4%)
Black Hills Corp.	6,735	454,410
MDU Resources Group, Inc.	24,656	645,987
NorthWestern Corp.	6,091	371,673
OGE Energy Corp.	25,211	877,091
Vectren Corp.	10,472	611,984
		2,961,145
Water Utilities (0.4%)
Aqua America, Inc.	22,421	746,619
Total common stocks (cost: $147,743,352)		208,636,521
Short-Term Securities (3.4%)
Investment Companies (3.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	7,299,223	7,299,223
Total short-term securities (cost: $7,299,223)		7,299,223
Total investments in securities (cost: $155,042,575) (d)		215,935,744
Liabilities in excess of cash and other assets (-0.1%)		(214,600)
Total net assets (100.0%)		$215,721,144

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 1.6% of net assets in foreign securities at June 30, 2017.

(d)  At June 30, 2017 the cost of securities for federal income tax purposes was $155,427,698. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$69,850,562
Gross unrealized depreciation	(9,342,516)
Net unrealized appreciation	$60,508,046

Holdings of Open Futures Contracts

On June 30, 2017, cash in the amount of $243,200 has been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	September 2017	38	Long	$628
		38		$628

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.3%)
Consumer Discretionary (12.2%)
Auto Components (0.2%)
BorgWarner, Inc.	7,517	$318,420
Delphi Automotive PLC (b)	10,087	884,126
The Goodyear Tire & Rubber Co.	9,446	330,232
		1,532,778
Automobiles (0.5%)
Ford Motor Co.	147,772	1,653,569
General Motors Co.	51,885	1,812,343
Harley-Davidson, Inc.	6,527	352,588
		3,818,500
Distributors (0.1%)
Genuine Parts Co.	5,545	514,354
LKQ Corp. (c)	11,637	383,439
		897,793
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,756	239,738
Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	15,769	1,033,973
Chipotle Mexican Grill, Inc. (c)	1,149	478,099
Darden Restaurants, Inc.	4,658	421,270
Hilton Worldwide Holdings, Inc.	7,741	478,781
Marriott International, Inc. – Class A	11,739	1,177,539
McDonald's Corp.	30,796	4,716,715
Royal Caribbean Cruises, Ltd.	6,325	690,880
Starbucks Corp.	54,713	3,190,315
Wyndham Worldwide Corp.	3,935	395,113
Wynn Resorts, Ltd.	3,042	407,993
Yum! Brands, Inc.	12,499	921,926
		13,912,604
Household Durables (0.6%)
DR Horton, Inc.	12,913	446,402
Garmin, Ltd. (b)	4,318	220,348
Leggett & Platt, Inc.	4,996	262,440
Lennar Corp. – Class A	7,607	405,605
Mohawk Industries, Inc. (c)	2,380	575,222
Newell Brands, Inc.	18,225	977,225
PulteGroup, Inc.	10,728	263,158
Stanley Black & Decker, Inc.	5,835	821,160
Whirlpool Corp.	2,828	541,901
		4,513,461
Internet & Catalog Retail (2.7%)
Amazon.com, Inc. (c)	15,022	14,541,296
Expedia, Inc.	4,557	678,765
Netflix, Inc. (c)	16,328	2,439,566
The Priceline Group, Inc. (c)	1,876	3,509,096
TripAdvisor, Inc. (c)	4,130	157,766
		21,326,489
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,199	468,230
Mattel, Inc.	12,890	277,522
		745,752
	Shares	Value(a)
Media (3.0%)
CBS Corp. – Class B	13,917	$887,626
Charter Communications, Inc. – Class A (c)	8,161	2,749,033
Comcast Corp. – Class A	178,814	6,959,441
Discovery Communications, Inc. – Class A (c)	5,809	150,046
Discovery Communications, Inc. – Class C (c)	7,965	200,798
DISH Network Corp. – Class A (c)	8,580	538,481
News Corp. – Class A	14,392	197,170
News Corp. – Class B	4,430	62,685
Omnicom Group, Inc.	8,771	727,116
Scripps Networks Interactive, Inc. – Class A	3,542	241,954
The Interpublic Group of Cos., Inc.	14,896	366,442
The Walt Disney Co.	54,964	5,839,925
Time Warner, Inc.	29,274	2,939,402
Twenty-First Century Fox, Inc. – Class A	39,759	1,126,770
Twenty-First Century Fox, Inc. – Class B	18,322	510,634
Viacom, Inc. – Class B	13,310	446,817
		23,944,340
Multiline Retail (0.4%)
Dollar General Corp.	9,519	686,225
Dollar Tree, Inc. (c)	8,902	622,428
Kohl's Corp.	6,441	249,073
Macy's, Inc.	11,471	266,586
Nordstrom, Inc.	4,195	200,647
Target Corp.	20,844	1,089,933
		3,114,892
Specialty Retail (2.2%)
Advance Auto Parts, Inc.	2,753	320,972
AutoNation, Inc. (c)	2,409	101,563
AutoZone, Inc. (c)	1,135	647,472
Bed Bath & Beyond, Inc.	5,484	166,714
Best Buy Co., Inc.	10,024	574,676
CarMax, Inc. (c)	6,968	439,402
Foot Locker, Inc.	4,870	239,994
L Brands, Inc.	9,085	489,591
Lowe's Cos., Inc.	32,420	2,513,523
O'Reilly Automotive, Inc. (c)	3,477	760,559
Ross Stores, Inc.	14,799	854,346
Signet Jewelers, Ltd.	2,533	160,187
Staples, Inc.	24,599	247,712
The Gap, Inc.	8,288	182,253
The Home Depot, Inc.	45,171	6,929,231
The TJX Cos., Inc.	24,304	1,754,020
Tiffany & Co.	4,076	382,614
Tractor Supply Co.	4,830	261,834
Ulta Salon Cosmetics & Fragrance, Inc. (c)	2,218	637,320
		17,663,983
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	10,610	502,277

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Hanesbrands, Inc.	13,758	$318,635
Michael Kors Holdings, Ltd. (b) (c)	5,888	213,440
NIKE, Inc. – Class B	50,070	2,954,130
PVH Corp.	2,890	330,905
Ralph Lauren Corp.	2,033	150,035
Under Armour, Inc. – Class A (c)	6,953	151,297
Under Armour, Inc. – Class C (c)	6,892	138,943
VF Corp.	12,104	697,191
		5,456,853
Consumer Staples (8.9%)
Beverages (2.1%)
Brown-Forman Corp. – Class B	6,610	321,246
Constellation Brands, Inc. – Class A	6,452	1,249,946
Dr Pepper Snapple Group, Inc.	6,972	635,219
Molson Coors Brewing Co. – Class B	6,920	597,473
Monster Beverage Corp. (c)	15,136	751,957
PepsiCo, Inc.	53,972	6,233,226
The Coca-Cola Co.	145,285	6,516,032
		16,305,099
Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	16,556	2,647,801
CVS Health Corp.	38,492	3,097,066
Sysco Corp.	18,603	936,289
The Kroger Co.	34,480	804,074
Wal-Mart Stores, Inc.	55,809	4,223,625
Walgreens Boots Alliance, Inc.	32,238	2,524,558
Whole Foods Market, Inc.	12,020	506,162
		14,739,575
Food Products (1.3%)
Archer-Daniels-Midland Co.	21,561	892,194
Campbell Soup Co.	7,154	373,081
Conagra Brands, Inc.	15,272	546,127
General Mills, Inc.	21,767	1,205,892
Hormel Foods Corp.	10,112	344,920
Kellogg Co.	9,454	656,675
McCormick & Co., Inc.	4,254	414,807
Mondelez International, Inc. – Class A	57,326	2,475,910
The Hershey Co.	5,280	566,914
The JM Smucker Co.	4,381	518,404
The Kraft Heinz Co.	22,524	1,928,955
Tyson Foods, Inc. – Class A	10,885	681,728
		10,605,607
Household Products (1.7%)
Church & Dwight Co., Inc.	9,417	488,554
Clorox Co.	4,833	643,949
Colgate-Palmolive Co.	33,373	2,473,940
Kimberly-Clark Corp.	13,392	1,729,041
The Procter & Gamble Co.	96,633	8,421,566
		13,757,050
	Shares	Value(a)
Personal Care (0.1%)
The Estee Lauder Cos., Inc. – Class A	8,434	$809,495
Personal Products (0.0%)
Coty, Inc. – Class A	17,755	333,084
Tobacco (1.8%)
Altria Group, Inc.	72,982	5,434,970
Philip Morris International, Inc.	58,682	6,892,201
Reynolds American, Inc.	31,186	2,028,337
		14,355,508
Energy (5.8%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	16,034	874,014
Halliburton Co.	32,786	1,400,290
Helmerich & Payne, Inc.	4,036	219,316
National Oilwell Varco, Inc.	14,266	469,922
Schlumberger, Ltd.	52,498	3,456,469
TechnipFMC PLC (b) (c)	17,571	477,931
Transocean, Ltd. (b) (c)	14,683	120,841
		7,018,783
Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	21,152	959,032
Apache Corp.	14,305	685,639
Cabot Oil & Gas Corp.	17,588	441,107
Chesapeake Energy Corp. (c)	28,796	143,116
Chevron Corp.	71,581	7,468,046
Cimarex Energy Co.	3,540	332,795
Concho Resources, Inc. (c)	5,628	683,971
ConocoPhillips	46,700	2,052,932
Devon Energy Corp.	19,802	633,070
EOG Resources, Inc.	21,811	1,974,332
EQT Corp.	6,528	382,475
Exxon Mobil Corp.	160,095	12,924,469
Hess Corp.	10,206	447,737
Kinder Morgan, Inc.	72,538	1,389,828
Marathon Oil Corp.	32,038	379,650
Marathon Petroleum Corp.	19,599	1,025,616
Murphy Oil Corp.	6,054	155,164
Newfield Exploration Co. (c)	7,444	211,856
Noble Energy, Inc.	17,169	485,883
Occidental Petroleum Corp.	28,887	1,729,465
Phillips 66	16,574	1,370,504
Pioneer Natural Resources Co.	6,415	1,023,706
Range Resources Corp.	7,035	163,001
Tesoro Corp.	5,710	534,456
The Williams Cos., Inc.	31,218	945,281
Valero Energy Corp.	16,897	1,139,871
		39,683,002
Financial (14.3%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.	2,169	359,750
Ameriprise Financial, Inc.	5,744	731,154
BlackRock, Inc.	4,615	1,949,422
CBOE Holdings, Inc.	3,450	315,330
CME Group, Inc.	12,864	1,611,087
E*Trade Financial Corp. (c)	10,351	393,649
Franklin Resources, Inc.	12,931	579,180
Intercontinental Exchange, Inc.	22,369	1,474,565

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Invesco, Ltd.	15,303	$538,513
Moody's Corp.	6,240	759,283
Morgan Stanley	53,815	2,397,996
Nasdaq, Inc.	4,304	307,693
Northern Trust Corp.	8,158	793,039
Raymond James Financial, Inc.	4,851	389,147
S&P Global, Inc.	9,706	1,416,979
State Street Corp.	13,362	1,198,972
T Rowe Price Group, Inc.	9,113	676,276
The Bank of New York Mellon Corp.	39,255	2,002,790
The Charles Schwab Corp.	45,973	1,975,000
The Goldman Sachs Group, Inc.	13,832	3,069,321
		22,939,146
Commercial Banks (6.4%)
Bank of America Corp.	376,008	9,121,954
BB&T Corp.	30,605	1,389,773
Citigroup, Inc.	104,025	6,957,192
Citizens Financial Group, Inc.	19,138	682,844
Comerica, Inc.	6,671	488,584
Fifth Third Bancorp	28,347	735,888
Huntington Bancshares, Inc.	41,074	555,320
JPMorgan Chase & Co.	134,234	12,268,988
KeyCorp	41,413	776,080
M&T Bank Corp.	5,790	937,690
People's United Financial, Inc.	12,922	228,203
Regions Financial Corp.	45,417	664,905
SunTrust Banks, Inc.	18,266	1,036,047
The PNC Financial Services Group, Inc.	18,283	2,282,998
US Bancorp	59,853	3,107,568
Wells Fargo & Co.	169,930	9,415,821
Zions Bancorporation	7,557	331,828
		50,981,683
Consumer Finance (0.7%)
American Express Co.	28,366	2,389,552
Capital One Financial Corp.	18,253	1,508,063
Discover Financial Services	14,364	893,297
Navient Corp.	10,765	179,237
Synchrony Financial	29,101	867,792
		5,837,941
Diversified Financial Services (0.0%)
Leucadia National Corp.	12,184	318,734
Insurance (4.3%)
Aflac, Inc.	14,994	1,164,734
American International Group, Inc.	33,229	2,077,477
Aon PLC (b)	9,902	1,316,471
Arthur J Gallagher & Co.	6,775	387,869
Assurant, Inc.	2,040	211,527
Berkshire Hathaway, Inc. – Class B (c)	71,768	12,155,346
Chubb, Ltd. (b)	17,653	2,566,393
Cincinnati Financial Corp.	5,664	410,357
Everest Re Group, Ltd. (b)	1,552	395,124
Hartford Financial Services Group, Inc.	13,879	729,619
Lincoln National Corp.	8,443	570,578
Loews Corp.	10,354	484,671
	Shares	Value(a)
Marsh & McLennan Cos., Inc.	19,432	$1,514,919
MetLife, Inc.	40,822	2,242,761
Principal Financial Group, Inc.	10,094	646,722
Prudential Financial, Inc.	16,174	1,749,056
The Allstate Corp.	13,736	1,214,812
The Progressive Corp.	21,932	966,982
The Travelers Cos., Inc.	10,510	1,329,830
Torchmark Corp.	4,094	313,191
Unum Group	8,592	400,645
Willis Towers Watson PLC (b)	4,808	699,372
XL Group, Ltd. (b)	9,877	432,612
		33,981,068
Health Care (14.3%)
Biotechnology (2.9%)
AbbVie, Inc.	60,132	4,360,171
Alexion Pharmaceuticals, Inc. (c)	8,437	1,026,530
Amgen, Inc.	27,804	4,788,683
Biogen, Inc. (c)	8,071	2,190,147
Celgene Corp. (c)	29,512	3,832,723
Gilead Sciences, Inc.	49,371	3,494,479
Incyte Corp. (c)	6,426	809,098
Regeneron Pharmaceuticals, Inc. (c)	2,885	1,416,939
Vertex Pharmaceuticals, Inc. (c)	9,400	1,211,378
		23,130,148
Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	65,550	3,186,385
Align Technology, Inc. (c)	2,853	428,292
Baxter International, Inc.	18,413	1,114,723
Becton Dickinson and Co.	8,641	1,685,945
Boston Scientific Corp. (c)	51,723	1,433,762
CR Bard, Inc.	2,810	888,269
Danaher Corp.	23,043	1,944,599
DENTSPLY SIRONA, Inc.	8,652	560,996
Edwards Lifesciences Corp. (c)	7,927	937,288
Hologic, Inc. (c)	10,494	476,218
IDEXX Laboratories, Inc. (c)	3,390	547,214
Intuitive Surgical, Inc. (c)	1,394	1,303,906
Medtronic PLC (b)	51,720	4,590,150
Stryker Corp.	11,726	1,627,334
The Cooper Cos., Inc.	1,840	440,533
Varian Medical Systems, Inc. (c)	3,427	353,632
Zimmer Biomet Holdings, Inc.	7,629	979,564
		22,498,810
Health Care Providers & Services (2.8%)
Aetna, Inc.	12,591	1,911,691
AmerisourceBergen Corp.	6,234	589,300
Anthem, Inc.	10,075	1,895,410
Cardinal Health, Inc.	11,949	931,066
Centene Corp. (c)	6,525	521,217
Cigna Corp.	9,645	1,614,476
DaVita, Inc. (c)	5,876	380,530
Envision Healthcare Corp. (c)	4,340	271,988
Express Scripts Holding Co. (c)	22,425	1,431,612
HCA Healthcare, Inc. (c)	10,813	942,894
Henry Schein, Inc. (c)	3,004	549,792
Humana, Inc.	5,453	1,312,101
Laboratory Corp. of America Holdings (c)	3,889	599,450

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
McKesson Corp.	7,934	$1,305,460
Patterson Cos., Inc.	3,027	142,118
Quest Diagnostics, Inc.	5,167	574,364
UnitedHealth Group, Inc.	36,393	6,747,990
Universal Health Services, Inc. – Class B	3,414	416,781
		22,138,240
Health Care Technology (0.1%)
Cerner Corp. (c)	11,031	733,231
Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	12,109	718,185
Illumina, Inc. (c)	5,482	951,236
Mettler-Toledo International, Inc. (c)	1,002	589,717
PerkinElmer, Inc.	4,091	278,761
Thermo Fisher Scientific, Inc.	14,809	2,583,726
Waters Corp. (c)	3,082	566,595
		5,688,220
Pharmaceuticals (5.0%)
Allergan PLC	12,699	3,087,000
Bristol-Myers Squibb Co.	62,244	3,468,236
Eli Lilly & Co.	36,686	3,019,258
Johnson & Johnson	101,780	13,464,476
Mallinckrodt PLC (c)	3,753	168,172
Merck & Co., Inc.	103,341	6,623,125
Mylan NV (c)	17,398	675,390
Perrigo Co. PLC (b)	5,382	406,448
Pfizer, Inc.	225,480	7,573,873
Zoetis, Inc.	18,523	1,155,465
		39,641,443
Industrials (10.0%)
Aerospace & Defense (2.2%)
Arconic, Inc.	16,611	376,239
General Dynamics Corp.	10,715	2,122,641
L3 Technologies, Inc.	2,935	490,380
Lockheed Martin Corp.	9,405	2,610,922
Northrop Grumman Corp.	6,624	1,700,447
Raytheon Co.	10,998	1,775,957
Rockwell Collins, Inc.	6,151	646,347
The Boeing Co.	21,209	4,194,080
TransDigm Group, Inc.	1,894	509,240
United Technologies Corp.	28,153	3,437,763
		17,864,016
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,277	362,424
Expeditors International of Washington, Inc.	6,755	381,522
FedEx Corp.	9,339	2,029,645
United Parcel Service, Inc. – Class B	26,023	2,877,884
		5,651,475
Airlines (0.6%)
Alaska Air Group, Inc.	4,700	421,872
American Airlines Group, Inc.	18,611	936,506
Delta Air Lines, Inc.	27,721	1,489,727
Southwest Airlines Co.	22,845	1,419,588
	Shares	Value(a)
United Continental Holdings, Inc. (c)	10,646	$801,111
		5,068,804
Building Products (0.3%)
Allegion PLC (b)	3,591	291,302
Fortune Brands Home & Security, Inc.	5,800	378,392
Johnson Controls International PLC	35,444	1,536,852
Masco Corp.	12,051	460,469
		2,667,015
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	3,311	292,593
Cintas Corp.	3,274	412,655
Republic Services, Inc.	8,671	552,603
Stericycle, Inc. (c)	3,182	242,850
Waste Management, Inc.	15,289	1,121,448
		2,622,149
Construction & Engineering (0.1%)
Fluor Corp.	5,202	238,147
Jacobs Engineering Group, Inc.	4,492	244,320
Quanta Services, Inc. (c)	5,592	184,089
		666,556
Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,680	341,511
AMETEK, Inc.	8,607	521,326
Eaton Corp. PLC	16,900	1,315,327
Emerson Electric Co.	24,350	1,451,747
Rockwell Automation, Inc.	4,843	784,372
		4,414,283
Industrial Conglomerates (2.4%)
3M Co.	22,617	4,708,633
General Electric Co.	329,038	8,887,316
Honeywell International, Inc.	28,802	3,839,019
Roper Technologies, Inc.	3,874	896,947
Textron, Inc.	10,047	473,214
		18,805,129
Machinery (1.5%)
Caterpillar, Inc.	22,265	2,392,597
Cummins, Inc.	5,868	951,907
Deere & Co.	11,117	1,373,950
Dover Corp.	5,902	473,458
Flowserve Corp.	4,926	228,714
Fortive Corp.	11,321	717,185
Illinois Tool Works, Inc.	11,732	1,680,609
Ingersoll-Rand PLC	9,673	884,015
PACCAR, Inc.	13,244	874,634
Parker Hannifin Corp.	5,091	813,644
Pentair PLC (b)	6,301	419,269
Snap-On, Inc.	2,243	354,394
Xylem, Inc.	6,716	372,268
		11,536,644
Professional Services (0.3%)
Equifax, Inc.	4,536	623,337
IHS Markit, Ltd. (b) (c)	11,990	528,040

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Nielsen Holdings PLC	12,604	$487,271
Robert Half International, Inc.	4,768	228,530
United Rentals, Inc. (c)	3,175	357,854
Verisk Analytics, Inc. (c)	5,743	484,537
		2,709,569
Road & Rail (0.9%)
CSX Corp.	34,861	1,902,016
JB Hunt Transport Services, Inc.	3,190	291,502
Kansas City Southern	3,986	417,135
Norfolk Southern Corp.	10,979	1,336,144
Union Pacific Corp.	30,507	3,322,518
		7,269,315
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,872	473,258
WW Grainger, Inc.	2,074	374,419
		847,677
Information Technology (21.9%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	188,915	5,913,040
F5 Networks, Inc. (c)	2,460	312,568
Harris Corp.	4,606	502,422
Juniper Networks, Inc.	14,390	401,193
Motorola Solutions, Inc.	6,106	529,634
		7,658,857
Computers & Peripherals (3.7%)
Apple, Inc. (d)	196,993	28,370,932
NetApp, Inc.	10,178	407,629
Western Digital Corp.	11,028	977,081
		29,755,642
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. – Class A	11,547	852,400
Corning, Inc.	34,768	1,044,778
FLIR Systems, Inc.	5,072	175,796
Seagate Technology PLC	11,146	431,907
TE Connectivity, Ltd. (b)	13,414	1,055,413
		3,560,294
Internet Software & Services (4.5%)
Akamai Technologies, Inc. (c)	6,462	321,872
Alphabet, Inc. – Class A (c)	11,210	10,421,713
Alphabet, Inc. – Class C (c)	11,276	10,246,839
eBay, Inc. (c)	38,031	1,328,043
Facebook, Inc. – Class A (c)	89,342	13,488,855
VeriSign, Inc. (c)	3,274	304,351
		36,111,673
IT Services (3.8%)
Accenture PLC – Class A (b)	23,428	2,897,575
Alliance Data Systems Corp.	2,103	539,819
Automatic Data Processing, Inc.	16,904	1,731,984
Cognizant Technology Solutions Corp. – Class A	22,253	1,477,599
CSRA, Inc.	5,407	171,672
DXC Technology Co.	10,698	820,751
Fidelity National Information Services, Inc.	12,498	1,067,329
	Shares	Value(a)
Fiserv, Inc. (c)	7,993	$977,864
Gartner, Inc. – Class A (c)	3,410	421,169
Global Payments, Inc.	5,700	514,824
International Business Machines Corp.	32,302	4,969,017
Mastercard, Inc. – Class A	35,440	4,304,188
Paychex, Inc.	12,035	685,273
PayPal Holdings, Inc. (c)	42,209	2,265,357
The Western Union Co.	17,805	339,185
Total System Services, Inc.	6,238	363,363
Visa, Inc. – Class A	69,756	6,541,718
		30,088,687
Office Electronics (0.0%)
Xerox Corp.	7,998	229,782
Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc. (c)	29,263	365,202
Analog Devices, Inc.	13,888	1,080,486
Applied Materials, Inc.	40,602	1,677,269
Broadcom, Ltd.	15,213	3,545,390
Intel Corp.	177,918	6,002,953
KLA-Tencor Corp.	5,939	543,478
Lam Research Corp.	6,062	857,349
Microchip Technology, Inc.	8,601	663,825
Micron Technology, Inc. (c)	39,222	1,171,169
NVIDIA Corp.	22,481	3,249,853
Qorvo, Inc. (c)	4,737	299,947
QUALCOMM, Inc.	55,821	3,082,436
Skyworks Solutions, Inc.	6,957	667,524
Texas Instruments, Inc.	37,643	2,895,876
Xilinx, Inc.	9,322	599,591
		26,702,348
Software (4.8%)
Activision Blizzard, Inc.	26,139	1,504,822
Adobe Systems, Inc. (c)	18,691	2,643,655
ANSYS, Inc. (c)	3,230	393,026
Autodesk, Inc. (c)	7,285	734,474
CA, Inc.	11,791	406,436
Citrix Systems, Inc. (c)	5,711	454,481
Electronic Arts, Inc. (c)	11,694	1,236,290
Intuit, Inc.	9,168	1,217,602
Microsoft Corp.	291,701	20,106,950
Oracle Corp.	113,488	5,690,288
Red Hat, Inc. (c)	6,744	645,738
Salesforce.com, Inc. (c)	25,263	2,187,776
Symantec Corp.	22,980	649,185
Synopsys, Inc. (c)	5,679	414,170
		38,284,893
Technology Hardware Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	62,901	1,043,528
HP, Inc.	63,600	1,111,728
		2,155,256
Materials (2.7%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	8,190	1,171,662
Albemarle Corp.	4,150	437,991
CF Industries Holdings, Inc.	8,743	244,454
See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Eastman Chemical Co.	5,464	$458,921
Ecolab, Inc.	9,851	1,307,720
EI du Pont de Nemours & Co.	32,697	2,638,975
FMC Corp.	5,003	365,469
International Flavors & Fragrances, Inc.	3,004	405,540
LyondellBasell Industries NV – Class A	12,421	1,048,208
Monsanto Co.	16,578	1,962,172
PPG Industries, Inc.	9,653	1,061,444
Praxair, Inc.	10,765	1,426,901
The Dow Chemical Co.	42,466	2,678,331
The Mosaic Co.	13,184	300,991
The Sherwin-Williams Co.	3,116	1,093,591
		16,602,370
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,422	539,089
Vulcan Materials Co.	4,992	632,386
		1,171,475
Containers & Packaging (0.3%)
Ball Corp.	13,170	555,906
International Paper Co.	15,538	879,606
Sealed Air Corp.	7,398	331,134
WestRock Co.	9,427	534,134
		2,300,780
Metals & Mining (0.2%)
Freeport-McMoRan, Inc. (c)	50,291	603,995
Newmont Mining Corp.	20,062	649,808
Nucor Corp.	11,967	692,531
		1,946,334
Real Estate (2.9%)
Health Care REITs (0.3%)
HCP, Inc.	17,660	564,414
Ventas, Inc.	13,401	931,101
Welltower, Inc.	13,834	1,035,475
		2,530,990
Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	27,881	509,386
Industrial REITs (0.1%)
ProLogis, Inc.	19,980	1,171,627
Office REITs (0.3%)
Alexandria Real Estate Equities, Inc.	3,471	418,151
Boston Properties, Inc.	5,850	719,667
SL Green Realty Corp.	3,833	405,532
Vornado Realty Trust	6,499	610,256
		2,153,606
Real Estate Services (0.1%)
CBRE Group, Inc. – Class A (c)	11,305	411,502
Residential REITs (0.5%)
Apartment Investment & Management Co. – Class A	5,857	251,675
AvalonBay Communities, Inc.	5,225	1,004,088
Equity Residential	13,846	911,482
	Shares	Value(a)
Essex Property Trust, Inc.	2,490	$640,602
Mid-America Apartment Communities, Inc.	4,290	452,080
UDR, Inc.	10,056	391,883
		3,651,810
Retail REITs (0.5%)
Federal Realty Investment Trust	2,700	341,253
GGP, Inc.	22,009	518,532
Kimco Realty Corp.	15,985	293,325
Realty Income Corp.	10,284	567,471
Regency Centers Corp.	5,530	346,399
Simon Property Group, Inc.	11,796	1,908,121
The Macerich Co.	4,463	259,122
		4,234,223
Specialized REITs (1.0%)
American Tower Corp.	16,058	2,124,795
Crown Castle International Corp.	13,832	1,385,690
Digital Realty Trust, Inc.	6,010	678,829
Equinix, Inc.	2,949	1,265,593
Extra Space Storage, Inc.	4,720	368,160
Iron Mountain, Inc.	9,259	318,139
Public Storage	5,711	1,190,915
Weyerhaeuser Co.	28,312	948,452
		8,280,573
Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	232,287	8,764,188
CenturyLink, Inc.	20,636	492,788
Level 3 Communications, Inc. (c)	10,982	651,233
Verizon Communications, Inc.	154,129	6,883,401
		16,791,610
Utilities (3.2%)
Electric Utilities (1.9%)
Alliant Energy Corp.	8,590	345,060
American Electric Power Co., Inc.	18,497	1,284,987
Duke Energy Corp.	26,439	2,210,036
Edison International	12,313	962,753
Entergy Corp.	6,779	520,424
Eversource Energy	11,887	721,660
Exelon Corp.	34,990	1,262,089
FirstEnergy Corp.	16,685	486,535
NextEra Energy, Inc.	17,665	2,475,396
PG&E Corp.	19,237	1,276,760
Pinnacle West Capital Corp.	4,150	353,414
PPL Corp.	25,720	994,335
The Southern Co.	37,494	1,795,213
Xcel Energy, Inc.	19,111	876,813
		15,565,475
Gas Utilities (0.1%)
ONEOK, Inc.	14,368	749,435
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,846	276,039
NRG Energy, Inc.	11,901	204,935
		480,974

See accompanying notes to financial statements.

SFT Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Multi-Utilities (1.0%)
Ameren Corp.	9,104	$497,716
CenterPoint Energy, Inc.	16,273	445,555
CMS Energy Corp.	10,549	487,891
Consolidated Edison, Inc.	11,494	928,945
Dominion Energy, Inc.	23,727	1,818,200
DTE Energy Co.	6,820	721,488
NiSource, Inc.	12,169	308,606
Public Service Enterprise Group, Inc.	19,103	821,620
SCANA Corp.	5,351	358,570
Sempra Energy	9,448	1,065,262
WEC Energy Group, Inc.	11,928	732,140
		8,185,993
Water Utilities (0.1%)
American Water Works Co., Inc.	6,720	523,824
Total common stocks (cost: $321,848,850)		784,595,101
Short-Term Securities (1.7%)
Investment Companies (1.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	13,694,155	13,694,155
Total short-term securities (cost: $13,694,155)		13,694,155
Total investments in securities (cost: $335,543,005) (e)		798,289,256
Liabilities in excess of cash and other assets (0.0%)		(163,740)
Total net assets (100.0%)		$798,125,516

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.2% of net assets in foreign securities at June 30, 2017.

(c)  Non-income producing security.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2017, securities with an aggregate market value of $5,040,700 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	September 2017	104	Long	$(59,330)
		104		$(59,330)

(e)  At June 30, 2017 the cost of securities for federal income tax purposes was $338,269,770. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$467,188,039
Gross unrealized depreciation	(7,168,553)
Net unrealized appreciation	$460,019,486

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (47.9%)
Argentina (4.6%)
Government (4.6%)
Argentine Bonos del Tesoro (ARS) 15.500%, 10/17/26	38,676,000	$2,603,952
16.000%, 10/17/23	8,404,000	544,046
18.200%, 10/03/21	27,672,000	1,767,061
21.200%, 09/19/18	1,700,000	103,207
22.750%, 03/05/18	101,000	6,122
		5,024,388
Brazil (13.7%)
Government (13.7%)
Brazil Letras do Tesouro Nacional (BRL) 13.771%, 07/01/20 (c)	9,928,000	2,262,044
18.576%, 01/01/19 (c)	8,180,000	2,172,469
19.097%, 07/01/19 (c)	12,580,000	3,186,156
Brazil Notas do Tesouro Nacional Serie B (BRL) 6.000%, 05/15/19	80,000	73,936
6.000%, 08/15/22	134,000	123,165
6.000%, 05/15/23	186,000	171,132
6.000%, 08/15/24	110,000	102,023
6.000%, 05/15/45	970,000	913,096
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/21	4,840,000	1,462,898
10.000%, 01/01/23	5,209,000	1,555,039
10.000%, 01/01/25	6,720,000	1,981,181
10.000%, 01/01/27	4,044,000	1,185,795
		15,188,934
Ghana (1.7%)
Government (1.7%)
Ghana Government Bond (GHS) 18.750%, 01/24/22	960,000	221,769
19.000%, 11/02/26	2,890,000	691,761
19.750%, 03/25/24	960,000	231,585
19.750%, 03/15/32	2,890,000	692,404
21.500%, 03/09/20	50,000	12,061
24.500%, 06/21/21	50,000	13,156
24.750%, 03/01/21	50,000	13,120
24.750%, 07/19/21	50,000	13,314
		1,889,170
Indonesia (10.8%)
Government (10.8%)
Indonesia Treasury Bond (IDR) 6.125%, 05/15/28	228,000,000	15,883
7.000%, 05/15/27	57,457,000,000	4,365,051
8.375%, 03/15/24	21,929,000,000	1,786,279
8.375%, 09/15/26	25,590,000,000	2,117,859
8.750%, 05/15/31	13,084,000,000	1,106,900
9.000%, 03/15/29	5,228,000,000	446,727
9.500%, 07/15/23	18,680,000,000	1,582,283
10.000%, 09/15/24	1,959,000,000	172,437
	Principal(b)	Value(a)
10.000%, 02/15/28	76,000,000	$6,899
10.250%, 07/15/22	2,658,000,000	228,007
10.500%, 08/15/30	1,070,000,000	101,118
11.500%, 09/15/19	466,000,000	38,424
		11,967,867
Mexico (8.8%)
Government (8.8%)
Mexican Bonos (MXN) 4.750%, 06/14/18	54,850,000	2,969,850
5.000%, 12/11/19	100,870,000	5,370,482
7.750%, 12/14/17	5,000,000	277,159
8.500%, 12/13/18	13,490,000	762,300
Mexican Udibonos (MXN) 2.500%, 12/10/20	1,587,390	86,007
3.500%, 12/14/17	2,875,707	159,699
4.000%, 06/13/19	1,984,238	111,425
		9,736,922
Philippines (1.3%)
Government (1.3%)
Philippine Government Bond (PHP) 2.125%, 05/23/18	23,158,000	455,400
3.375%, 08/20/20	1,600,000	31,123
3.875%, 11/22/19	41,660,000	826,628
5.000%, 08/18/18	3,500,000	70,598
5.875%, 01/31/18	2,470,000	49,707
		1,433,456
Serbia (0.2%)
Government (0.2%)
Republic of Serbia (USD) 5.250%, 11/21/17 (d)	200,000	202,314
South Africa (1.6%)
Government (1.6%)
Republic of South Africa Government Bond (ZAR) 6.250%, 03/31/36	3,256,000	175,426
7.000%, 02/28/31	3,649,000	227,794
8.000%, 01/31/30	5,063,000	349,679
8.250%, 03/31/32	6,519,000	448,575
8.500%, 01/31/37	1,553,000	105,320
8.875%, 02/28/35	2,851,000	202,174
10.500%, 12/21/26	3,552,000	300,697
		1,809,665
South Korea (4.7%)
Government (4.7%)
Korea Treasury Bond (KRW) 1.375%, 09/10/21	708,200,000	606,461
1.500%, 06/10/19	2,690,600,000	2,344,880
1.875%, 03/10/22	200,000,000	174,565
2.000%, 03/10/21	2,212,310,000	1,944,364
4.250%, 06/10/21	139,300,000	132,416
		5,202,686

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

	Shares/ Principal(b)	Value(a)
Ukraine (0.5%)
Government (0.5%)
Ukraine Government International Bond (USD) 0.000%, 05/31/40 (d) (e)	1,369,000	$531,665
Total long-term debt securities (cost: $49,164,163)		52,987,067
Short-Term Securities (40.3%)
Mexico (14.9%)
Mexican Cetes (MXN) 5.205%, 07/20/17 (c)	22,248,700	1,224,531
5.447%, 07/06/17 (c)	11,284,200	622,747
6.140%, 09/14/17 (c)	31,386,000	1,708,410
6.150%, 11/09/17 (c)	36,486,600	1,963,792
6.752%, 08/17/17 (c)	3,633,100	198,868
6.753%, 08/03/17 (c)	40,230,000	2,208,569
6.768%, 08/31/17 (c)	9,044,300	493,681
6.986%, 02/01/18 (c)	1,160,800	61,449
7.016%, 01/04/18 (c)	4,226,000	224,955
7.020%, 10/12/17 (c)	23,368,100	1,264,839
7.022%, 09/28/17 (c)	8,729,300	474,003
7.041%, 08/24/17 (c)	4,264,100	233,127
7.118%, 10/26/17 (c)	41,284,400	2,228,339
7.184%, 03/01/18 (c)	18,967,900	998,553
7.199%, 11/23/17 (c)	15,583,100	836,892
7.288%, 12/07/17 (c)	9,825,800	526,220
7.316%, 04/26/18 (c)	22,781,700	1,186,213
		16,455,188
Philippines (1.0%)
Philippine Treasury Bill (PHP) 1.352%, 09/27/17 (c)	55,340,000	1,089,507
United States (21.7%)
Federal Home Loan Bank, 0.566%, 07/03/17 (c)	24,005,000	24,005,000
Investment Companies (2.7%)
United States (2.7%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 0.880%	3,007,564	3,007,564
Total short-term securities (cost: $44,015,821)		44,557,259
Total investments in securities (cost: $93,179,984) (f)		97,544,326
Cash and other assets in excess of liabilities (11.8%)		13,088,639
Total net assets (100.0%)		$110,632,965

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2017, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/03/17	487,331	USD	325,240,000	CLP	$1,954	DBK
07/03/17	325,240,000	CLP	490,403	USD	1,118	DBK
07/03/17	1,381,186	USD	154,900,000	JPY	(2,581)	JPM
07/03/17	154,900,000	JPY	1,396,439	USD	17,835	JPM
07/05/17	485,214	EUR	520,319	USD	(33,092)	DBK
07/05/17	554,066	USD	485,214	EUR	(655)	DBK
07/07/17	13,000	EUR	14,644	USD	(184)	DBK
07/07/17	82,000,000	CLP	126,020	USD	2,666	JPM
07/07/17	124,261	USD	82,000,000	CLP	(907)	JPM
07/10/17	262,390	EUR	280,831	USD	(18,513)	BOA
07/10/17	1,578,954	EUR	1,690,112	USD	(111,215)	HSB
07/10/17	366,500	EUR	392,331	USD	(25,785)	JPM
07/10/17	30,600	EUR	32,764	USD	(2,146)	SCB
07/11/17	62,600,000	JPY	542,854	USD	(14,432)	BCB
07/11/17	805,000	EUR	861,575	USD	(56,843)	BOA
07/11/17	264,198	USD	174,503,000	CLP	(1,713)	GSC
07/11/17	10,873,000	JPY	94,174	USD	(2,621)	GSC
07/12/17	133,550	EUR	150,067	USD	(2,306)	DBK
07/12/17	3,206,080	EUR	3,412,872	USD	(245,105)	SCB
07/13/17	33,230,000	JPY	289,494	USD	(6,356)	BCB
07/13/17	9,980,000	JPY	86,634	USD	(2,219)	CIT
07/13/17	254,066	USD	1,023,987	MYR	(15,600)	HSB
07/13/17	35,690,000	JPY	309,960	USD	(7,792)	HSB
07/13/17	1,435,863	EUR	1,531,032	USD	(107,300)	JPM
07/14/17	253,138	USD	1,023,565	MYR	(14,780)	DBK
07/14/17	286,880	USD	1,160,000	MYR	(16,750)	DBK
07/14/17	21,600,000	JPY	211,102	USD	18,788	JPM
07/17/17	59,243	USD	3,868,000	INR	510	JPS
07/17/17	317,000	EUR	345,191	USD	(16,583)	SCB
07/18/17	31,599,000	CLP	47,740	USD	217	DBK
07/18/17	185,955	USD	122,948,000	CLP	(1,048)	DBK
07/18/17	82,000	EUR	87,328	USD	(6,259)	GSC
07/18/17	891,000	EUR	948,826	USD	(68,073)	JPM
07/18/17	636,000	EUR	677,276	USD	(48,591)	JPM
07/18/17	41,350	EUR	44,060	USD	(3,133)	UBS
07/20/17	58,134	USD	232,000	MYR	(4,120)	DBK
07/20/17	180,514	EUR	813,000	MYR	(16,761)	DBK
07/20/17	486,033	USD	31,697,000	INR	3,448	DBK
07/20/17	154,226	USD	101,735,000	CLP	(1,229)	DBK
07/20/17	88,301,000	CLP	133,718	USD	925	DBK
07/20/17	45,710,000	JPY	406,275	USD	(803)	SCB
07/24/17	10,020,000	JPY	87,702	USD	(1,548)	DBK
07/24/17	815,540	EUR	880,188	USD	(50,874)	DBK
07/24/17	444,000,000	KRW	389,269	USD	1,015	HSB
07/24/17	366,140	USD	23,887,000	INR	2,553	JPS
07/24/17	2,392,617	USD	156,094,362	INR	16,682	JPS
07/25/17	32,786,000	JPY	314,012	USD	21,971	CIT
07/25/17	51,000,000	JPY	453,900	USD	(383)	JPM
07/27/17	507,467	USD	32,918,166	INR	434	DBK
07/27/17	184,000	EUR	201,377	USD	(8,719)	GSC
07/27/17	52,800,000	JPY	469,732	USD	(623)	GSC
07/27/17	17,600,000	JPY	156,688	USD	(97)	JPM
07/27/17	1,296,562	USD	84,095,000	INR	956	JPS
07/28/17	307,648	USD	20,094,000	INR	2,348	HSB
07/31/17	60,350,000	JPY	581,046	USD	43,344	BCB
07/31/17	2,701,600	EUR	2,953,497	USD	(131,894)	BOA
07/31/17	50,203,538	JPY	483,591	USD	36,292	DBK
07/31/17	207,232	EUR	226,693	USD	(9,978)	DBK
07/31/17	64,982,551	JPY	569,772	USD	(9,204)	HSB
07/31/17	907,599	USD	58,640,000	INR	(3,277)	JPS
08/02/17	536,000,000	KRW	475,895	USD	7,078	HSB
08/02/17	535,000	EUR	583,960	USD	(27,105)	JPM

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
08/03/17	699,000	EUR	766,293	USD	$(32,130)	BOA
08/08/17	76,884	EUR	84,515	USD	(3,327)	CIT
08/08/17	820,000	EUR	901,262	USD	(35,611)	DBK
08/08/17	296,624	USD	19,213,833	INR	(610)	DBK
08/08/17	39,027	USD	2,528,000	INR	(80)	DBK
08/08/17	51,000	EUR	56,075	USD	(2,194)	GSC
08/09/17	2,906,000	EUR	3,198,983	USD	(121,375)	DBK
08/09/17	210,000	EUR	231,172	USD	(8,771)	DBK
08/10/17	75,000	EUR	82,538	USD	(3,161)	GSC
08/10/17	158,000	EUR	173,553	USD	(6,985)	HSB
08/15/17	15,430,000	JPY	155,131	USD	17,567	BCB
08/15/17	1,179,300	EUR	1,286,451	USD	(61,416)	BOA
08/15/17	3,074,985	EUR	3,355,178	USD	(159,342)	CIT
08/15/17	1,435,650	EUR	1,566,633	USD	(74,227)	DBK
08/15/17	107,000	EUR	116,587	USD	(5,707)	GSC
08/16/17	115,000	EUR	126,195	USD	(5,249)	DBK
08/16/17	244,182	USD	15,917,000	INR	785	DBK
08/16/17	336,000	EUR	368,478	USD	(15,569)	GSC
08/16/17	21,480,270	JPY	191,039	USD	(473)	GSC
08/16/17	394,103	USD	25,664,000	INR	873	HSB
08/16/17	8,030,000	JPY	71,396	USD	(197)	JPM
08/16/17	890,000	EUR	975,879	USD	(41,389)	JPM
08/16/17	160,000	EUR	175,525	USD	(7,355)	SCB
08/17/17	38,749	EUR	42,696	USD	(1,596)	BOA
08/17/17	153,000	EUR	168,568	USD	(6,320)	GSC
08/17/17	758,000,000	KRW	672,851	USD	9,671	HSB
08/17/17	1,375,000,000	KRW	1,217,461	USD	14,462	HSB
08/18/17	51,438,000	JPY	520,838	USD	62,192	DBK
08/18/17	372,556	USD	24,082,000	INR	(2,023)	JPS
08/21/17	1,464,000,000	KRW	1,282,973	USD	2,030	CIT
08/21/17	16,425	EUR	18,337	USD	(442)	JPM
08/22/17	96,755,000	JPY	981,288	USD	118,426	HSB
08/22/17	1,514,253	EUR	1,691,701	USD	(39,618)	HSB
08/22/17	69,639,000	JPY	706,324	USD	85,283	JPM
08/23/17	119,438	EUR	134,248	USD	(2,318)	BOA
08/23/17	642,000	EUR	722,000	USD	(12,068)	JPM
08/23/17	33,313	EUR	37,422	USD	(668)	UBS
08/24/17	23,068,000	JPY	233,549	USD	27,811	BCB
08/24/17	22,797,000	JPY	231,141	USD	27,820	DBK
08/28/17	154,000	EUR	173,119	USD	(3,011)	GSC
08/28/17	65,692,000	JPY	664,949	USD	78,957	JPM
08/28/17	145,982	USD	9,556,000	INR	858	JPS
08/30/17	469,918	EUR	528,517	USD	(8,984)	BCB
08/30/17	131,855	EUR	148,245	USD	(2,574)	BOA
08/30/17	38,472,000	JPY	390,414	USD	47,203	DBK
08/30/17	33,447,000	JPY	338,738	USD	40,356	JPM
08/30/17	743,770	EUR	835,648	USD	(15,089)	SCB
08/30/17	616,157	EUR	694,544	USD	(10,227)	UBS
08/31/17	54,600,000	JPY	490,355	USD	3,244	BCB
08/31/17	54,300	EUR	61,078	USD	(1,034)	DBK
08/31/17	535,000	EUR	601,091	USD	(10,883)	SCB
09/01/17	73,808,000	JPY	732,949	USD	74,448	HSB
09/05/17	1,449,000,000	KRW	1,295,717	USD	27,612	HSB
09/06/17	228,417	EUR	257,271	USD	(4,091)	UBS
09/07/17	1,494,000,000	KRW	1,319,730	USD	12,206	GSC
09/07/17	158,417	EUR	178,968	USD	(2,308)	UBS
09/08/17	335,000	EUR	377,507	USD	(5,854)	BCB
09/08/17	262,390	EUR	296,855	USD	(3,414)	BOA
09/11/17	57,903,900	JPY	512,100	USD	(4,750)	BCB
09/13/17	55,874	EUR	62,750	USD	(1,208)	CIT
09/13/17	22,100,000	JPY	194,347	USD	(2,937)	DBK
09/14/17	253,619	USD	16,470,000	INR	(1,089)	DBK
09/14/17	294,000	EUR	331,441	USD	(5,114)	MSC
09/15/17	602,000	EUR	677,759	USD	(11,416)	HSB
09/15/17	116,000	EUR	130,758	USD	(2,040)	JPM
09/18/17	327,271	EUR	370,013	USD	(4,713)	JPM
09/18/17	437,000	EUR	494,728	USD	(5,638)	MSC
09/19/17	16,430	EUR	18,416	USD	(398)	JPM

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
09/20/17	1,017,000,000	KRW	888,037	USD	$(2,188)	CIT
09/21/17	22,560,000	JPY	201,638	USD	168	BCB
09/25/17	42,092,130	JPY	381,921	USD	5,948	BCB
09/25/17	29,650,000	JPY	265,786	USD	947	MSC
09/25/17	524,000	EUR	587,194	USD	(13,021)	MSC
09/29/17	9,763,000	JPY	88,607	USD	1,385	JPM
09/29/17	911,815	EUR	1,041,735	USD	(2,936)	BCB
10/05/17	485,214	EUR	556,686	USD	587	DBK
10/12/17	29,920,000	JPY	271,120	USD	3,643	SCB
10/16/17	763,000,000	KRW	682,164	USD	13,958	CIT
10/24/17	27,530,000	JPY	254,603	USD	8,343	BCB
10/25/17	76,625	USD	5,058,000	INR	528	DBK
11/02/17	59,108	USD	3,868,000	INR	(166)	JPS
11/08/17	166,768	USD	10,920,000	INR	(490)	HSB
11/09/17	13,826,020	JPY	134,722	USD	10,946	CIT
11/14/17	34,439,000	JPY	335,735	USD	27,344	CIT
11/14/17	13,582,000	JPY	132,635	USD	11,012	JPM
11/15/17	1,020,000,000	KRW	900,980	USD	7,033	CIT
11/15/17	19,620,000	JPY	173,403	USD	(2,297)	GSC
11/15/17	3,040,000	AUD	2,240,875	USD	(87,055)	JPM
11/16/17	14,665,000	JPY	138,452	USD	7,118	CIT
11/16/17	563,000,000	KRW	497,702	USD	4,265	CIT
11/16/17	100,685,000	JPY	899,126	USD	(2,569)	JPM
11/16/17	13,769,800	JPY	122,433	USD	(884)	SCB
11/20/17	97,530,600	JPY	866,515	USD	(7,107)	CIT
11/21/17	45,867,000	JPY	427,569	USD	16,698	DBK
11/27/17	11,968,000	JPY	108,603	USD	1,362	HSB
11/27/17	52,556,000	JPY	482,409	USD	11,475	SCB
12/08/17	46,300,000	JPY	426,832	USD	11,725	CIT
12/11/17	69,400,000	JPY	639,631	USD	17,324	HSB
12/12/17	91,710,000	JPY	818,982	USD	(3,420)	CIT
12/13/17	17,886,000	JPY	163,264	USD	2,865	CIT
12/13/17	66,670,000	JPY	610,065	USD	12,176	HSB
12/13/17	61,770,000	JPY	547,504	USD	(6,441)	JPM
12/18/17	26,000,000	JPY	238,496	USD	5,272	JPM
12/18/17	18,200,000	JPY	167,711	USD	4,454	MSC
12/19/17	67,301	USD	4,419,000	INR	(355)	CIT
12/20/17	607,000,000	KRW	544,834	USD	12,382	DBK
12/29/17	154,900,000	JPY	1,392,034	USD	1,782	JPM
02/09/18	14,673,000	JPY	133,105	USD	1,125	CIT
02/13/18	61,530,000	JPY	560,523	USD	6,958	CIT
02/16/18	15,430,000	JPY	138,628	USD	(212)	DBK
02/16/18	100,310,000	JPY	899,117	USD	(3,479)	JPM
02/22/18	403,000	AUD	297,668	USD	(10,568)	CIT
02/27/18	65,472,000	JPY	592,239	USD	2,778	HSB
02/28/18	22,848,000	JPY	207,278	USD	1,561	JPM
03/05/18	44,000,000	JPY	394,447	USD	(1,820)	JPM
03/06/18	20,800,000	JPY	185,334	USD	(2,003)	HSB
03/09/18	149,300	AUD	112,112	USD	(2,060)	CIT
03/09/18	74,100	AUD	55,640	USD	(1,025)	CIT
03/13/18	1,971,000	AUD	1,463,773	USD	(43,411)	CIT
03/13/18	2,955,000	AUD	2,186,700	USD	(72,928)	JPM
03/16/18	370,000	AUD	275,780	USD	(7,142)	JPM
03/20/18	4,111,000	AUD	3,085,922	USD	(57,413)	JPM
03/22/18	28,159,000	JPY	254,893	USD	1,065	DBK
03/23/18	77,666,000	JPY	702,558	USD	2,432	CIT
04/11/18	7,000,000,000	KRW	6,224,435	USD	72,698	HSB
04/13/18	12,300,000	JPY	113,244	USD	2,241	CIT
04/18/18	22,030,000	JPY	202,897	USD	4,030	BOA
04/23/18	29,220,000	JPY	272,823	USD	8,978	JPM
04/24/18	142,170,490	JPY	1,324,808	USD	40,995	JPM
05/15/18	22,910,000	JPY	204,828	USD	(2,290)	HSB
05/15/18	14,666,000	JPY	130,971	USD	(1,617)	SCB
05/18/18	74,624,550	JPY	669,819	USD	(4,935)	BOA
05/18/18	97,530,600	JPY	874,898	USD	(6,972)	CIT
05/18/18	610,000,000	KRW	549,104	USD	12,462	DBK
05/21/18	74,400,375	JPY	677,676	USD	4,838	BOA
05/21/18	74,662,400	JPY	681,537	USD	6,330	HSB

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
05/22/18	74,602,500	JPY	683,674	USD	$8,971	BOA
05/22/18	41,201,000	JPY	377,584	USD	4,963	JPM
05/25/18	64,764,000	JPY	593,077	USD	7,257	BOA
06/18/18	46,950,000	JPY	437,354	USD	12,110	HSB
06/19/18	46,870,000	JPY	432,157	USD	7,614	DBK
06/20/18	35,200,000	JPY	322,256	USD	3,401	CIT
06/22/18	46,960,000	JPY	428,233	USD	2,804	DBK
					$(954,705)

At June 30, 2017, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.816%	CIT	02/03/25	$440,000	$7,751	$—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	01/22/25	1,760,000	17,247	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.936%	CIT	01/29/25	320,000	2,682	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.941%	CIT	01/30/25	270,000	2,182	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.969%	CIT	01/23/25	2,200,000	12,462	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	01/27/25	1,300,000	7,268	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.977%	CIT	03/27/25	750,000	5,623	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	03/27/25	750,000	5,214	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	11/18/46	3,200,000	103,941	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.537%	CIT	04/13/47	1,700,000	—	(5,901)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	05/09/24	4,260,000	—	(170,278)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.731%	CIT	07/07/24	1,250,000	—	(64,314)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.793%	CIT	03/13/47	2,000,000	—	(128,972)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.387%	CIT	05/09/44	2,028,000	—	(347,042)
Net unrealized appreciation (depreciation)				$164,370	$(716,507)

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Rate represents annualized yield at date of purchase.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Variable rate security.

(f)  At June 30, 2017 the cost of securities for federal income tax purposes was $93,179,984. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$5,290,033
Gross unrealized depreciation	(925,691)
Net unrealized appreciation	$4,364,342

See accompanying notes to financial statements.

SFT Advantus International Bond Fund
Investments in Securities – continued

Currency Legend

ARS  Argentine Peso

AUD  Australian Dollar

BRL  Brazilian Real

CLP  Chilean Peso

EUR  Euro

GHS  Ghanaian Cedi

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

PHP  Philippine Peso

USD  United States Dollar

ZAR  South African Rand

Counterparty Legend

BCB  Barclays Bank PLC

BOA  Bank of America Merrill Lynch

CIT  Citibank NA

DBK  Deutsche Bank AG

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

JPS  JPMorgan Chase (Singapore)

MSC  Morgan Stanley and Co., Inc.

SCB  Standard Chartered Bank

UBS  UBS AG

See accompanying notes to financial statements.

SFT Advantus Managed Volatility Equity Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares/ Contracts	Value(a)
Mutual Funds (90.3%)
Investment Companies (90.3%)
iShares Core High Dividend ETF	479,307	$39,844,791
iShares Edge MSCI Minimum Volatility EAFE ETF	798,433	55,283,501
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	240,325	13,314,005
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,449,497	70,923,888
iShares MSCI Germany ETF	291,162	8,813,474
iShares Short Maturity Bond ETF	220,000	11,059,400
Total mutual funds (cost: $186,711,676)		199,239,059
Purchased Option (0.0%)
Put Option Purchased (0.0%)
S&P 500 Index, 2,300, 07/21/17	20,000	59,000
Total purchased options (cost: $123,988)		59,000
Short-Term Securities (10.9%)
Investment Companies (10.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	24,005,126	24,005,126
Total short-term securities (cost: $24,005,126)		24,005,126
Total investments in securities (cost: $210,840,790) (c)		223,303,185
Liabilities in excess of cash and other assets (-1.2%)		(2,548,240)
Total net assets (100.0%)		$220,754,945

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2017, securities with an aggregate market value of $978,600 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	September 2017	142	Long	$(80,558)
		142		$(80,558)

(c)  At June 30, 2017 the cost of securities for federal income tax purposes was $210,859,958. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$12,508,215
Gross unrealized depreciation	(64,988)
Net unrealized appreciation	$12,443,227

Holdings of Open Written Contracts

Put Options Written	Contracts	Expiration Date	Exercise Price	Value(a)
S&P 500 Index	200	July 2017	2,190.00	$(20,500)

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.0%)
Government Obligations (78.8%)
Other Government Obligations (1.1%)
Provincial or Local Government Obligations (1.1%)
Ohio State Water Development Authority, 4.817%, 12/01/30	$250,000	$283,255
Texas A&M University, 4.000%, 05/15/31	325,000	343,002
Utility Debt Securitization Authority, 3.435%, 12/15/25	355,000	368,138
		994,395
U.S. Government Agencies and Obligations (77.7%)
Export-Import Bank of the United States (0.8%)
DY7 Leasing LLC, 2.578%, 12/10/25	177,083	178,489
Export Leasing 2009 LLC, 1.859%, 08/28/21	111,878	111,280
Helios Leasing I LLC 1.825%, 05/16/25	103,654	101,490
2.018%, 05/29/24	159,172	157,701
Union 16 Leasing LLC, 1.863%, 01/22/25	167,384	164,420
		713,380
Federal Home Loan Mortgage Corporation (FHLMC) (16.4%)
1.645%, 01/25/23 (b)	397,375	398,620
2.500%, 03/01/28	165,844	167,893
2.500%, 04/01/28	262,787	266,084
2.516%, 03/25/29 (b)	500,000	505,642
3.000%, 08/01/42	126,241	126,691
3.000%, 12/01/42	264,387	265,287
3.000%, 01/01/43	357,914	359,321
3.000%, 02/01/43	837,819	842,611
3.000%, 04/01/43	337,447	338,765
3.000%, 10/25/46	383,260	379,465
3.416%, 02/25/24 (b)	267,104	274,588
3.416%, 09/25/24 (b)	500,000	513,642
3.500%, 10/01/25	122,202	127,921
3.500%, 05/01/32	298,182	311,269
3.500%, 03/01/42	1,138,857	1,177,285
3.500%, 08/01/42	299,217	309,382
3.500%, 12/01/44	1,370,639	1,409,195
3.500%, 05/25/45	685,721	690,044
3.500%, 11/01/46	425,480	438,088
4.000%, 09/01/40	371,053	395,036
4.000%, 03/01/41	430,839	459,936
4.000%, 01/01/45	1,033,310	1,087,567
4.016%, 05/25/28 (b)	217,480	225,168
4.500%, 04/01/23	44,226	47,366
4.500%, 09/01/40	274,933	295,620
4.500%, 01/01/41	310,521	333,926
4.500%, 03/01/41	312,345	337,614
4.516%, 10/25/27 (b)	250,000	279,472
5.000%, 03/01/23	35,859	38,925
	Principal	Value(a)
5.000%, 05/01/29	$54,222	$58,994
5.000%, 08/01/35	48,084	52,462
5.000%, 11/01/35	46,827	50,984
5.000%, 11/01/39	505,378	559,401
5.000%, 03/01/40	355,087	393,823
5.500%, 06/01/20	18,332	18,802
5.500%, 10/01/20	59,336	60,469
5.500%, 11/01/23	108,031	119,020
5.500%, 05/01/34	178,084	202,495
5.916%, 04/25/28 (b)	400,000	460,279
6.000%, 09/01/22	68,647	73,267
6.000%, 11/01/33	158,195	181,560
6.250%, 12/15/23	68,308	73,763
6.500%, 11/01/32	52,574	60,605
		14,768,347
Federal National Mortgage Association (FNMA) (40.8%)
2.500%, 03/01/27	440,599	446,683
2.500%, 11/01/27	205,157	206,386
2.500%, 03/01/28	467,984	473,531
2.898%, 06/25/27	675,000	670,293
3.000%, 09/01/22	146,516	150,482
3.000%, 11/01/27	205,520	211,515
3.000%, 06/01/28	274,431	282,666
3.000%, 07/01/32 (c)	1,700,000	1,744,758
3.000%, 03/01/42	136,754	137,333
3.000%, 09/01/42	188,258	189,168
3.000%, 03/01/43	135,653	136,435
3.000%, 04/01/43	549,772	552,101
3.000%, 05/01/43	740,414	743,477
3.000%, 09/01/43	208,468	209,276
3.000%, 01/01/46	515,348	515,299
3.000%, 07/01/47 (c)	1,725,000	1,722,674
3.500%, 11/01/25	72,420	75,539
3.500%, 01/01/26	164,693	171,787
3.500%, 12/01/32	271,722	283,812
3.500%, 11/01/40	241,365	249,677
3.500%, 01/01/41	410,151	423,457
3.500%, 02/01/41	887,838	916,664
3.500%, 11/01/41	415,401	429,078
3.500%, 12/01/41	778,494	803,292
3.500%, 01/01/42	1,837,845	1,896,174
3.500%, 05/01/42	555,098	573,105
3.500%, 08/01/42	524,769	541,939
3.500%, 01/01/43	322,314	332,571
3.500%, 02/01/43	657,595	682,198
3.500%, 03/01/43	302,143	312,528
3.500%, 05/01/43	1,133,705	1,170,884
3.500%, 06/01/45	1,776,248	1,831,048
3.500%, 10/01/45	233,757	240,232
3.500%, 01/01/46	467,479	481,312
3.500%, 01/01/47	982,894	1,011,600
3.500%, 07/01/47 (c)	1,275,000	1,309,515
4.000%, 06/25/23	149,995	154,164
4.000%, 12/01/40	179,590	189,575
4.000%, 04/01/41	152,715	162,257
4.000%, 11/01/41	352,468	371,927
4.000%, 06/01/42	925,991	980,729
4.000%, 09/01/43	573,953	604,225
4.000%, 10/01/43	1,358,229	1,448,920
4.000%, 01/01/44	309,057	329,685
See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
4.000%, 08/01/44	$243,730	$256,942
4.000%, 07/01/47 (c)	720,000	756,872
4.500%, 04/01/21	3,694	3,818
4.500%, 11/01/23	38,972	41,800
4.500%, 04/01/25	79,285	83,648
4.500%, 05/25/34	537,000	608,450
4.500%, 05/01/35	222,674	239,944
4.500%, 07/01/35	196,316	211,128
4.500%, 09/01/37	246,625	265,867
5.000%, 05/01/18	17,201	17,615
5.000%, 10/01/20	46,219	48,288
5.000%, 06/25/23	144,435	151,635
5.000%, 11/01/33	212,224	232,794
5.000%, 03/01/34	452,787	496,776
5.000%, 05/01/34	49,761	54,618
5.000%, 12/01/34	43,053	47,240
5.000%, 04/01/35	66,990	73,547
5.000%, 07/01/35	416,501	457,174
5.000%, 03/01/38	120,492	132,911
5.000%, 06/01/39	178,416	198,381
5.000%, 12/01/39	288,942	322,171
5.000%, 06/01/40	98,650	108,978
5.000%, 04/01/41	193,424	213,983
5.500%, 02/01/18	7,518	7,557
5.500%, 03/01/18	16,158	16,263
5.500%, 08/01/23	61,673	68,261
5.500%, 02/01/24	87,985	97,383
5.500%, 04/01/33	326,599	367,913
5.500%, 05/01/33	17,919	19,960
5.500%, 01/01/34	50,839	56,958
5.500%, 02/01/34	30,398	34,080
5.500%, 04/01/34	76,066	85,129
5.500%, 05/01/34	17,900	20,041
5.500%, 09/01/34	187,638	208,881
5.500%, 10/01/34	76,981	86,306
5.500%, 01/01/35	128,965	144,940
5.500%, 02/01/35	240,115	269,073
5.500%, 06/01/35	13,681	15,323
5.500%, 08/01/35	65,539	73,383
5.500%, 10/01/35	50,306	57,329
5.500%, 11/01/35	11,706	13,100
5.500%, 09/01/36	181,909	203,807
5.500%, 05/01/38	2,806	3,106
6.000%, 09/01/32	18,632	21,275
6.000%, 10/01/32	315,538	363,730
6.000%, 11/01/32	239,965	275,999
6.000%, 03/01/33	284,298	325,704
6.000%, 04/01/33	37,013	41,679
6.000%, 12/01/33	67,579	77,158
6.000%, 08/01/34	63,028	71,553
6.000%, 09/01/34	37,898	43,241
6.000%, 11/01/34	17,787	20,037
6.000%, 12/01/34	158,258	180,751
6.000%, 11/01/36	21,337	24,302
6.000%, 01/01/37	187,410	213,012
6.000%, 08/01/37	45,374	51,113
6.000%, 09/01/37	69,485	79,395
6.000%, 12/01/37	31,749	35,798
6.000%, 12/01/38	84,570	96,084
6.500%, 11/01/23	56,742	61,760
6.500%, 02/01/32	244,862	281,905
6.500%, 04/01/32	84,319	97,346
6.500%, 05/01/32	30,255	34,145
6.500%, 07/01/32	285,750	326,076
	Principal	Value(a)
6.500%, 09/01/32	$874	$966
6.500%, 09/01/34	22,686	25,581
6.500%, 11/01/34	9,778	11,135
6.500%, 03/01/35	119,564	136,047
6.500%, 02/01/36	15,551	17,200
6.500%, 09/01/37	119,163	134,605
7.000%, 09/01/31	120,791	136,047
7.000%, 11/01/31	22,837	25,942
7.000%, 02/01/32	87,595	101,921
7.000%, 07/01/32	16,815	18,939
7.000%, 10/01/37	16,366	17,278
7.500%, 07/25/22	74,763	79,779
7.500%, 04/01/31	32,004	35,812
		36,706,659
Government National Mortgage Association (GNMA) (18.3%)
0.000%, 03/16/42 (b) (d) (e)	1,106,380	—
0.011%, 06/17/45 (b) (d) (i)	274,592	104
0.643%, 07/16/40 (b) (d)	220,522	229
1.000%, 12/20/42	174,233	165,243
3.000%, 09/20/42	527,599	534,968
3.000%, 09/20/44	195,177	197,542
3.000%, 03/15/45	541,616	547,869
3.000%, 04/15/45	1,373,866	1,389,728
3.000%, 05/15/45	171,943	173,928
3.000%, 07/01/47 (c)	350,000	353,527
3.250%, 04/20/33	204,735	211,773
3.250%, 03/20/35	1,216,762	1,258,570
3.250%, 11/20/35	317,240	327,693
3.250%, 01/20/36	1,175,151	1,213,868
3.500%, 11/15/40	116,558	121,046
3.500%, 10/20/43	386,031	401,541
3.500%, 02/20/45	642,037	665,710
3.500%, 03/20/45	984,978	1,021,296
3.500%, 04/20/45	1,249,499	1,295,570
3.500%, 04/20/46	310,445	321,828
3.500%, 07/01/47 (c)	600,000	621,469
3.750%, 03/20/46	293,594	306,866
4.000%, 07/20/31	481,798	511,285
4.000%, 04/20/39	346,675	367,605
4.000%, 12/20/40	1,012,920	1,079,267
4.000%, 01/15/41	69,921	73,795
4.000%, 02/15/41	479,379	510,213
4.000%, 10/15/41	365,622	385,835
4.000%, 12/20/44	205,813	216,746
4.500%, 06/15/40	348,549	380,595
5.000%, 05/15/33	109,748	120,622
5.000%, 12/15/39	91,318	101,904
5.000%, 01/15/40	785,233	859,978
5.000%, 07/15/40	380,819	417,082
5.500%, 07/15/38	138,189	156,041
5.500%, 10/15/38	156,657	179,799
		16,491,135
U.S. Treasury (1.3%)
U.S. Treasury Bond, 3.000%, 02/15/47	550,000	567,359
U.S. Treasury Note 2.125%, 03/31/24	400,000	400,297
2.250%, 02/15/27 (l)	150,000	149,303
		1,116,959

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	$55,894	$60,768
Total government obligations (cost: $70,620,616)		70,851,643
Asset-Backed Securities (6.8%)
Bear Stearns Asset Backed Securities Trust, 2.191%, 02/25/34 (b)	361,951	337,974
Capital One Multi-Asset Execution Trust, 1.889%, 01/18/22 (b)	275,000	276,063
CarMax Auto Owner Trust, 1.880%, 11/15/19	350,000	350,337
CDC Mortgage Capital Trust, 2.316%, 03/25/34 (b)	206,668	198,535
Chase Funding Trust 1.776%, 02/25/33 (b)	155,233	138,990
1.856%, 08/25/32 (b)	122,337	112,138
Chesapeake Funding II LLC, 3.710%, 05/15/29 (f)	100,000	99,803
Commonbond Student Loan Trust, 5.280%, 05/25/41 (f)	250,000	249,305
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	229,021	236,967
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (g)	226,465	230,866
CSMC Trust, 3.500%, 06/25/47 (b) (f) (i)	525,000	518,889
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	542,001
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (f) (h) (i)	83,609	84,121
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	183,271	182,730
Foursight Capital Automobile Receivables Trust 2.340%, 01/15/21 (f)	176,533	176,721
3.710%, 01/18/22 (f)	285,000	282,763
Invitation Homes 2014-SFR2 Trust, 2.309%, 09/17/31 (b) (f)	205,228	205,613
Invitation Homes 2015-SFR3 Trust, 2.509%, 08/17/32 (b) (f)	619,607	622,432
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	80,683	82,629
Morgan Stanley Dean Witter Capital I, Inc.,, 1.776%, 08/25/32 (b)	178,343	167,902
Origen Manufactured Housing Contract Trust, 5.910%, 01/15/37	376,189	387,857
	Principal	Value(a)
Saxon Asset Securities Trust, 1.756%, 03/25/35 (b)	$270,238	$249,485
SoFi Professional Loan Program, 2.266%, 04/25/35 (b) (f)	159,519	161,011
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	186,414	183,273
Total asset-backed securities (cost: $6,081,374)		6,078,405
Other Mortgage-Backed Securities (10.2%)
Collateralized Mortgage Obligations/ Mortgage Revenue Bonds (1.5%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (i)	149,397	102,307
GS Mortgage-Backed Securities Trust, 3.141%, 07/25/44 (b) (f)	399,684	382,201
Impac CMB Trust, 2.041%, 09/25/34 (b)	321,723	293,806
Impac Secured Assets CMN Owner Trust, 2.116%, 11/25/34 (b)	230,000	224,879
JP Morgan Mortgage Trust, 3.380%, 10/25/46 (b) (f) (i)	344,526	331,673
Prudential Home Mortgage Securities 7.817%, 09/28/24 (b) (f)	1,158	1,048
7.900%, 04/28/22 (f)	12,719	12,015
Structured Asset Mortgage Investments, Inc., 1.386%, 05/02/30 (b) (i)	11,094	2,000
		1,349,929
Commercial Mortgage-Backed Securities (8.7%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	106,506	107,496
BANK 2017-BNK4, 3.625%, 05/15/50	350,000	363,094
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	522,733
Citigroup Commercial Mortgage Trust 3.008%, 01/12/30 (b) (f)	280,000	280,394
3.209%, 05/10/49	375,000	377,961
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	408,060
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (f) (i)	17,763	15,430
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	313,553	311,286
JP Morgan Chase Commercial Mortgage Securities Trust, 3.648%, 12/15/49 (b)	400,000	416,426
JPMorgan Chase Commercial Mortgage Securities Corp., 2.134%, 12/05/27 (b) (d) (e) (f)	3,391,809	138,999

See accompanying notes to financial statements.

SFT Advantus Mortgage Securities Fund
Investments in Securities – continued

	Shares/ Principal	Value(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	$225,000	$235,543
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	150,000	150,452
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (e) (f) (i)	869,911	884,448
One Market Plaza Trust, 3.614%, 02/10/32 (f)	500,000	520,290
UBS Commercial Mortgage Trust, 3.724%, 06/15/50	1,500,000	1,527,880
Wells Fargo Commercial Mortgage Trust 2.814%, 08/15/49	540,000	522,281
3.096%, 06/15/49	400,000	398,518
3.637%, 06/15/48	625,000	649,565
		7,830,856
Total other mortgage-backed securities (cost: $9,275,731)		9,180,785
Corporate Obligations (1.2%)
Communications (0.7%)
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.222%, 05/15/22 (f)	425,000	435,345
SBA Tower Trust, 2.240%, 04/16/18 (f)	220,000	219,894
		655,239
Financial (0.5%)
Real Estate Investment Trust — Residential (0.5%)
UDR, Inc., 4.000%, 10/01/25	400,000	413,674
Total corporate obligations (cost: $1,044,217)		1,068,913
Total long-term debt securities (cost: $87,021,938)		87,179,746
Short-Term Securities (10.2%)
Investment Companies (10.2%)
Federated Government Obligations Fund, current rate 0.830% (j)	2,300,000	2,300,000
State Street Institutional U.S. Government Money Market Fund, current rate 0.880% (j)	4,583,850	4,583,850
STIT-Government & Agency Portfolio, current rate 0.890% (j)	2,300,000	2,300,000
Total short-term securities (cost: $9,183,850)		9,183,850
Total investments in securities (cost: $96,205,788) (k)		96,363,596
Liabilities in excess of cash and other assets (-7.2%)		(6,432,039)
Total net assets (100.0%)		$89,931,557

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2017 the total cost of investments issued on a when-issued or forward commitment basis was $6,542,340.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Illiquid security. (See Note 5.)

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)  Step rate security.

(h)  Foreign security: The Fund held 0.1% of net assets in foreign securities at June 30, 2017.

(i)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2017.

(k)  At June 30, 2017 the cost of securities for federal income tax purposes was $96,683,583. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,171,358
Gross unrealized depreciation	(1,491,346)
Net unrealized depreciation	$(319,988)

(l)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2017, securities with an aggregate market value of $99,535 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	September 2017	14	Long	$(4,855)
		14		$(4,855)

See accompanying notes to financial statements.

SFT Advantus Real Estate Securities Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Consumer Discretionary (1.3%)
Hotels, Restaurants & Leisure (1.3%)
Hilton Worldwide Holdings, Inc.	29,400	$1,818,390
Real Estate (97.9%)
Health Care REITs (9.5%)
HCP, Inc.	73,200	2,339,472
Healthcare Trust of America, Inc. – Class A	54,300	1,689,273
Physicians Realty Trust	100,300	2,020,042
Ventas, Inc.	47,796	3,320,866
Welltower, Inc.	50,200	3,757,470
		13,127,123
Hotels & Resort REITs (3.6%)
Apple Hospitality REIT, Inc.	68,400	1,279,764
Host Hotels & Resorts, Inc.	114,846	2,098,237
Sunstone Hotel Investors, Inc.	95,000	1,531,400
		4,909,401
Industrial REITs (11.6%)
Duke Realty Corp.	141,500	3,954,925
First Industrial Realty Trust, Inc.	21,700	621,054
Liberty Property Trust	62,500	2,544,375
ProLogis, Inc.	126,881	7,440,302
Rexford Industrial Realty, Inc.	51,000	1,399,440
		15,960,096
Office REITs (16.9%)
Alexandria Real Estate Equities, Inc.	36,700	4,421,249
Boston Properties, Inc.	21,483	2,642,839
Brandywine Realty Trust	185,800	3,257,074
Corporate Office Properties Trust	83,000	2,907,490
Highwoods Properties, Inc.	36,100	1,830,631
Hudson Pacific Properties, Inc.	24,900	851,331
Kilroy Realty Corp.	45,436	3,414,515
SL Green Realty Corp.	18,971	2,007,132
Vornado Realty Trust	20,386	1,914,245
		23,246,506
Residential REITs (21.8%)
American Campus Communities, Inc.	21,900	1,035,870
American Homes 4 Rent – Class A	106,200	2,396,934
Apartment Investment & Management Co. – Class A	34,718	1,491,833
AvalonBay Communities, Inc.	20,426	3,925,264
Equity Residential	69,100	4,548,853
Essex Property Trust, Inc.	15,216	3,914,620
Invitation Homes, Inc.	75,000	1,622,250
Mid-America Apartment Communities, Inc.	44,500	4,689,410
Sun Communities, Inc.	34,100	2,990,229
UDR, Inc.	87,400	3,405,978
		30,021,241
Retail REITs (17.4%)
Agree Realty Corp.	38,600	1,770,582
Brixmor Property Group, Inc.	110,900	1,982,892
Federal Realty Investment Trust	5,300	669,867
	Shares	Value(a)
GGP, Inc.	153,500	$3,616,460
Kimco Realty Corp.	115,100	2,112,085
National Retail Properties, Inc.	32,000	1,251,200
Regency Centers Corp.	54,214	3,395,965
Simon Property Group, Inc.	56,879	9,200,747
		23,999,798
Specialized REITs (17.1%)
CubeSmart	49,621	1,192,889
CyrusOne, Inc.	44,000	2,453,000
Digital Realty Trust, Inc.	26,500	2,993,175
DuPont Fabros Technology, Inc.	9,700	593,252
EPR Properties	25,400	1,825,498
Equinix, Inc.	17,834	7,653,639
Extra Space Storage, Inc.	42,200	3,291,600
Public Storage	16,600	3,461,598
		23,464,651
Total common stocks (cost: $130,070,708)		136,547,206
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	650,266	650,266
Total short-term securities (cost: $650,266)		650,266
Total investments in securities (cost: $130,720,974) (b)		137,197,472
Cash and other assets in excess of liabilities (0.3%)		418,086
Total net assets (100.0%)		$137,615,558

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2017 the cost of securities for federal income tax purposes was $131,360,784. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$10,108,598
Gross unrealized depreciation	(4,271,910)
Net unrealized appreciation	$5,836,688

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.6%)
Consumer Discretionary (16.7%)
Automobiles (1.4%)
Ferrari NV (b)	75,129	$6,462,597
Hotels, Restaurants & Leisure (0.4%)
Starbucks Corp.	30,987	1,806,852
Household Durables (0.7%)
Stanley Black & Decker, Inc.	23,900	3,363,447
Internet & Catalog Retail (6.9%)
Amazon.com, Inc. (c)	20,116	19,472,288
The Priceline Group, Inc. (c)	6,900	12,906,588
		32,378,876
Media (2.0%)
Comcast Corp. – Class A	244,700	9,523,724
Specialty Retail (5.3%)
O'Reilly Automotive, Inc. (c)	15,900	3,477,966
The Home Depot, Inc.	123,600	18,960,240
Ulta Salon Cosmetics & Fragrance, Inc. (c)	7,700	2,212,518
		24,650,724
Consumer Staples (5.2%)
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	33,100	5,293,683
Tobacco (4.1%)
Philip Morris International, Inc.	162,200	19,050,390
Energy (1.4%)
Energy Equipment & Services (1.4%)
Halliburton Co.	154,215	6,586,523
Financial (7.0%)
Capital Markets (7.0%)
CME Group, Inc.	116,200	14,552,888
S&P Global, Inc.	56,795	8,291,502
The Charles Schwab Corp.	231,900	9,962,424
		32,806,814
Health Care (14.9%)
Biotechnology (7.3%)
Alexion Pharmaceuticals, Inc. (c)	16,600	2,019,722
Celgene Corp. (c)	139,449	18,110,242
Shire PLC, ADR (b)	41,645	6,882,669
Vertex Pharmaceuticals, Inc. (c)	56,034	7,221,101
		34,233,734
Health Care Equipment & Supplies (5.6%)
Danaher Corp.	83,700	7,063,443
DexCom, Inc. (c)	69,800	5,105,870
Edwards Lifesciences Corp. (c)	59,241	7,004,656
Intuitive Surgical, Inc. (c)	7,500	7,015,275
		26,189,244
	Shares	Value(a)
Pharmaceuticals (2.0%)
Allergan PLC	29,719	$7,224,392
Bristol-Myers Squibb Co.	39,000	2,173,080
		9,397,472
Industrials (8.3%)
Aerospace & Defense (4.2%)
Lockheed Martin Corp.	45,401	12,603,772
Northrop Grumman Corp.	27,802	7,137,051
		19,740,823
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	14,600	2,364,616
Machinery (1.9%)
Caterpillar, Inc.	34,100	3,664,386
Nordson Corp.	19,800	2,402,136
Parker Hannifin Corp.	17,800	2,844,796
		8,911,318
Road & Rail (1.7%)
Union Pacific Corp.	71,742	7,813,421
Information Technology (45.1%)
Computers & Peripherals (3.5%)
Apple, Inc.	114,221	16,450,108
Internet Software & Services (9.4%)
Alphabet, Inc. – Class A (c)	15,200	14,131,136
Alphabet, Inc. – Class C (c)	12,744	11,580,855
Facebook, Inc. – Class A (c)	123,459	18,639,840
		44,351,831
IT Services (11.2%)
FleetCor Technologies, Inc. (c)	21,100	3,042,831
Mastercard, Inc. – Class A	163,900	19,905,655
PayPal Holdings, Inc. (c)	222,000	11,914,740
Visa, Inc. – Class A	188,000	17,630,640
		52,493,866
Semiconductors & Semiconductor Equipment (7.8%)
Applied Materials, Inc.	117,800	4,866,318
Lam Research Corp.	123,338	17,443,694
Microchip Technology, Inc.	183,929	14,195,640
		36,505,652
Software (13.2%)
Adobe Systems, Inc. (c)	106,800	15,105,792
Electronic Arts, Inc. (c)	112,200	11,861,784
Microsoft Corp.	289,400	19,948,342
Salesforce.com, Inc. (c)	171,952	14,891,043
		61,806,961
Total common stocks (cost: $360,954,142)		462,182,676

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	1,043,945	$1,043,945
Total short-term securities (cost: $1,043,945)		1,043,945
Total investments in securities (cost: $361,998,087) (d)		463,226,621
Cash and other assets in excess of liabilities (1.2%)		5,778,846
Total net assets (100.0%)		$469,005,467

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.8% of net assets in foreign securities at June 30, 2017.

(c)  Non-income producing security.

(d)  At June 30, 2017 the cost of securities for federal income tax purposes was $362,504,446. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$106,977,406
Gross unrealized depreciation	(6,255,231)
Net unrealized appreciation	$100,722,175

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.2%)
Consumer Discretionary (16.3%)
Distributors (1.8%)
Pool Corp.	27,397	$3,221,065
Hotels, Restaurants & Leisure (7.4%)
Dave & Buster's Entertainment, Inc. (b)	47,200	3,139,272
Hilton Grand Vacations, Inc. (b)	59,600	2,149,176
Texas Roadhouse, Inc.	51,600	2,629,020
Vail Resorts, Inc.	13,000	2,636,790
Wingstop, Inc.	76,633	2,367,960
		12,922,218
Household Durables (1.3%)
Installed Building Products, Inc. (b)	42,100	2,229,195
Internet & Catalog Retail (0.3%)
Blue Apron Holdings, Inc. (b)	45,400	424,036
Leisure Equipment & Products (0.5%)
Nautilus, Inc. (b)	43,900	840,685
Multiline Retail (0.9%)
Ollie's Bargain Outlet Holdings, Inc. (b)	38,100	1,623,060
Specialty Retail (4.1%)
Burlington Stores, Inc. (b)	28,000	2,575,720
Five Below, Inc. (b)	49,400	2,438,878
Monro Muffler Brake, Inc.	18,000	751,500
Party City Holdco, Inc. (b)	94,723	1,482,415
		7,248,513
Consumer Staples (0.9%)
Food Products (0.9%)
Snyder's-Lance, Inc.	48,253	1,670,519
Energy (3.0%)
Energy Equipment & Services (2.7%)
Forum Energy Technologies, Inc. (b)	6,900	107,640
Keane Group, Inc. (b)	64,700	1,035,200
RPC, Inc.	135,200	2,732,392
US Silica Holdings, Inc.	21,800	773,682
		4,648,914
Oil, Gas & Consumable Fuels (0.3%)
PDC Energy, Inc. (b)	13,800	594,918
Financial (6.7%)
Commercial Banks (5.5%)
Ameris Bancorp	30,500	1,470,100
Cathay General Bancorp	23,600	895,620
Home BancShares, Inc.	108,700	2,706,630
SVB Financial Group (b)	13,900	2,443,481
Western Alliance Bancorp (b)	43,000	2,115,600
		9,631,431
	Shares	Value(a)
Thrifts & Mortgage Finance (1.2%)
LendingTree, Inc. (b)	12,617	$2,172,647
Health Care (18.2%)
Health Care Equipment & Supplies (8.0%)
Inogen, Inc. (b)	22,555	2,152,198
iRhythm Technologies, Inc. (b)	25,274	1,073,892
K2M Group Holdings, Inc. (b)	100,202	2,440,921
Nevro Corp. (b)	29,068	2,163,531
NuVasive, Inc. (b)	25,156	1,935,000
NxStage Medical, Inc. (b)	75,200	1,885,264
Penumbra, Inc. (b)	25,804	2,264,301
		13,915,107
Health Care Providers & Services (9.0%)
Acadia Healthcare Co., Inc. (b)	79,373	3,919,439
AMN Healthcare Services, Inc. (b)	117,745	4,597,942
Envision Healthcare Corp. (b)	27,600	1,729,692
HealthEquity, Inc. (b)	73,400	3,657,522
Teladoc, Inc. (b)	55,364	1,921,131
		15,825,726
Life Sciences Tools & Services (1.2%)
Cambrex Corp. (b)	36,300	2,168,925
Industrials (19.8%)
Aerospace & Defense (3.8%)
Hexcel Corp.	50,500	2,665,895
Mercury Systems, Inc. (b)	96,200	4,049,058
		6,714,953
Air Freight & Logistics (2.3%)
XPO Logistics, Inc. (b)	63,900	4,129,857
Building Products (0.7%)
JELD-WEN Holding, Inc. (b)	35,620	1,156,225
Commercial Services & Supplies (1.4%)
Healthcare Services Group, Inc.	37,800	1,770,174
The Brink's Co.	10,400	696,800
		2,466,974
Construction & Engineering (1.8%)
Dycom Industries, Inc. (b)	34,500	3,088,440
Electrical Equipment (1.4%)
Woodward, Inc.	35,500	2,399,090
Machinery (4.1%)
John Bean Technologies Corp.	29,100	2,851,800
RBC Bearings, Inc. (b)	12,083	1,229,566
The Timken Co.	23,898	1,105,283
The Toro Co.	29,800	2,064,842
		7,251,491

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Road & Rail (1.2%)
Knight Transportation, Inc.	55,600	$2,059,980
Trading Companies & Distributors (3.1%)
Beacon Roofing Supply, Inc. (b)	36,700	1,798,300
Watsco, Inc.	23,691	3,653,152
		5,451,452
Information Technology (28.1%)
Communications Equipment (1.0%)
Lumentum Holdings, Inc. (b)	30,100	1,717,205
Electronic Equipment, Instruments & Components (2.2%)
Fabrinet (b) (c)	52,700	2,248,182
Tech Data Corp. (b)	15,600	1,575,600
		3,823,782
Internet Software & Services (2.9%)
Five9, Inc. (b)	70,800	1,523,616
Q2 Holdings, Inc. (b)	51,594	1,906,398
Shopify, Inc. Class A (b) (c)	18,600	1,616,340
		5,046,354
IT Services (3.1%)
Booz Allen Hamilton Holding Corp.	105,635	3,437,363
InterXion Holding NV (b) (c)	42,900	1,963,962
		5,401,325
Semiconductors & Semiconductor Equipment (4.5%)
MACOM Technology Solutions Holdings, Inc. (b)	21,600	1,204,632
MaxLinear, Inc. (b)	47,600	1,327,564
Monolithic Power Systems, Inc.	23,200	2,236,480
Power Integrations, Inc.	44,132	3,217,223
		7,985,899
Software (14.4%)
BroadSoft, Inc. (b)	59,900	2,578,695
Ellie Mae, Inc. (b)	19,200	2,110,272
Globant SA (b) (c)	46,800	2,032,992
HubSpot, Inc. (b)	37,800	2,485,350
Manhattan Associates, Inc. (b)	13,959	670,870
Paycom Software, Inc. (b)	46,855	3,205,351
Proofpoint, Inc. (b)	34,344	2,982,089
The Ultimate Software Group, Inc. (b)	20,122	4,226,827
Tyler Technologies, Inc. (b)	17,299	3,038,915
Varonis Systems, Inc. (b)	1,200	44,640
Zendesk, Inc. (b)	66,500	1,847,370
		25,223,371
	Shares	Value(a)
Materials (2.4%)
Construction Materials (2.4%)
Eagle Materials, Inc.	11,600	$1,072,072
Summit Materials, Inc. Class A (b)	63,200	1,824,584
US Concrete, Inc. (b)	16,300	1,280,365
		4,177,021
Real Estate (1.8%)
Real Estate Services (1.8%)
RE/MAX Holdings, Inc. Class A	56,700	3,178,035
Total common stocks (cost: $138,803,276)		170,408,413
Short-Term Securities (3.3%)
Investment Companies (3.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	5,747,552	5,747,552
Total short-term securities (cost: $5,747,552)		5,747,552
Total investments in securities (cost: $144,550,828) (d)		176,155,965
Liabilities in excess of cash and other assets (-0.5%)		(843,745)
Total net assets (100.0%)		$175,312,220

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 4.5% of net assets in foreign securities at June 30, 2017.

(d)  At June 30, 2017 the cost of securities for federal income tax purposes was $144,639,407. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$33,756,060
Gross unrealized depreciation	(2,239,502)
Net unrealized appreciation	$31,516,558

See accompanying notes to financial statements.

SFT Pyramis® Core Equity Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.0%)
Consumer Discretionary (12.3%)
Auto Components (0.5%)
Delphi Automotive PLC (b)	6,700	$587,255
Hotels, Restaurants & Leisure (0.9%)
Starbucks Corp.	19,160	1,117,220
Household Durables (2.3%)
Mohawk Industries, Inc. (c)	2,630	635,644
Newell Brands, Inc.	37,795	2,026,568
		2,662,212
Internet & Catalog Retail (2.0%)
Amazon.com, Inc. (c)	2,380	2,303,840
Media (4.0%)
Comcast Corp. – Class A	40,960	1,594,163
The Walt Disney Co.	15,140	1,608,625
Time Warner, Inc.	10,390	1,043,260
Viacom, Inc. – Class B	13,370	448,831
		4,694,879
Specialty Retail (1.5%)
The Home Depot, Inc.	11,230	1,722,682
Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc. – Class B	21,280	1,255,520
Consumer Staples (8.9%)
Beverages (2.4%)
Constellation Brands, Inc. – Class A	8,180	1,584,711
Molson Coors Brewing Co. – Class B	14,240	1,229,482
		2,814,193
Food & Staples Retailing (1.4%)
CVS Health Corp.	19,760	1,589,890
Food Products (1.9%)
Mondelez International, Inc. – Class A	25,310	1,093,139
The Kraft Heinz Co.	13,810	1,182,688
		2,275,827
Personal Care (0.9%)
The Estee Lauder Cos., Inc. – Class A	10,850	1,041,383
Personal Products (0.8%)
Coty, Inc. – Class A	47,090	883,408
Tobacco (1.5%)
Altria Group, Inc.	23,810	1,773,131
Energy (6.0%)
Energy Equipment & Services (0.8%)
Halliburton Co.	20,830	889,649
	Shares	Value(a)
Oil, Gas & Consumable Fuels (5.2%)
Concho Resources, Inc. (c)	3,530	$429,001
EOG Resources, Inc.	16,080	1,455,562
Hess Corp.	21,610	948,031
Occidental Petroleum Corp.	16,710	1,000,428
Pioneer Natural Resources Co.	14,380	2,294,760
		6,127,782
Financial (14.6%)
Capital Markets (2.7%)
CME Group, Inc.	15,030	1,882,357
The Goldman Sachs Group, Inc.	5,730	1,271,487
		3,153,844
Commercial Banks (6.9%)
Citigroup, Inc.	50,020	3,345,338
Huntington Bancshares, Inc.	93,700	1,266,824
KeyCorp	69,270	1,298,120
Regions Financial Corp.	126,020	1,844,933
Wells Fargo & Co.	5,540	306,971
		8,062,186
Consumer Finance (1.9%)
Capital One Financial Corp.	12,930	1,068,276
Discover Financial Services	18,830	1,171,038
		2,239,314
Insurance (3.1%)
Hartford Financial Services Group, Inc.	23,930	1,258,000
The Progressive Corp.	22,590	995,993
Torchmark Corp.	16,760	1,282,140
		3,536,133
Health Care (14.2%)
Biotechnology (2.9%)
Alexion Pharmaceuticals, Inc. (c)	10,310	1,254,418
BioMarin Pharmaceutical, Inc. (c)	10,680	969,958
Vertex Pharmaceuticals, Inc. (c)	9,220	1,188,181
		3,412,557
Health Care Equipment & Supplies (4.6%)
Boston Scientific Corp. (c)	41,000	1,136,520
Danaher Corp.	31,540	2,661,660
Zimmer Biomet Holdings, Inc.	11,700	1,502,280
		5,300,460
Health Care Providers & Services (1.6%)
Humana, Inc.	7,990	1,922,554
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	22,690	1,345,744
Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	31,050	1,730,106
Merck & Co., Inc.	44,540	2,854,569
		4,584,675

See accompanying notes to financial statements.

SFT Pyramis® Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Industrials (10.3%)
Aerospace & Defense (4.7%)
Lockheed Martin Corp.	6,450	$1,790,584
The Boeing Co.	8,190	1,619,573
United Technologies Corp.	16,610	2,028,247
		5,438,404
Air Freight & Logistics (1.1%)
FedEx Corp.	5,650	1,227,914
Building Products (1.0%)
Fortune Brands Home & Security, Inc.	18,520	1,208,245
Machinery (2.5%)
Fortive Corp.	16,645	1,054,461
Ingersoll-Rand PLC	19,900	1,818,661
		2,873,122
Road & Rail (1.0%)
CSX Corp.	21,760	1,187,226
Information Technology (22.2%)
Computers & Peripherals (2.6%)
Apple, Inc.	21,030	3,028,740
Electronic Equipment, Instruments & Components (0.6%)
Corning, Inc.	24,180	726,609
Internet Software & Services (5.2%)
Alphabet, Inc. – Class A (c)	5,430	5,048,163
Facebook, Inc. – Class A (c)	6,630	1,000,997
		6,049,160
IT Services (5.4%)
Fidelity National Information Services, Inc.	24,550	2,096,570
PayPal Holdings, Inc. (c)	32,670	1,753,399
Visa, Inc. – Class A	26,470	2,482,356
		6,332,325
Semiconductors & Semiconductor Equipment (5.5%)
Broadcom, Ltd.	9,460	2,204,653
Intel Corp.	65,390	2,206,259
Micron Technology, Inc. (c)	40,920	1,221,871
NXP Semiconductor NV (b) (c)	6,840	748,638
		6,381,421
Software (2.9%)
Adobe Systems, Inc. (c)	7,770	1,098,989
Salesforce.com, Inc. (c)	25,640	2,220,424
		3,319,413
Materials (2.7%)
Chemicals (2.2%)
Albemarle Corp.	6,030	636,406
Ecolab, Inc.	7,080	939,870
LyondellBasell Industries NV – Class A	11,810	996,646
		2,572,922
	Shares	Value(a)
Construction Materials (0.5%)
Eagle Materials, Inc.	6,740	$622,911
Real Estate (2.7%)
Office REITs (1.0%)
Boston Properties, Inc.	9,010	1,108,410
Residential REITs (0.5%)
UDR, Inc.	15,690	611,439
Specialized REITs (1.2%)
Public Storage	6,900	1,438,857
Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	39,400	1,486,562
Verizon Communications, Inc.	18,030	805,220
		2,291,782
Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc. (c)	2,580	156,399
Utilities (3.0%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.	30,460	2,116,056
PG&E Corp.	21,220	1,408,372
		3,524,428
Total common stocks (cost: $100,051,698)		115,396,065
Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	1,462,219	1,462,219
Total short-term securities (cost: $1,462,219)		1,462,219
Total investments in securities (cost: $101,513,917) (d)		116,858,284
Liabilities in excess of cash and other assets (-0.3%)		(403,707)
Total net assets (100.0%)		$116,454,577

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 1.1% of net assets in foreign securities at June 30, 2017.

(c)  Non-income producing security.

(d)  At June 30, 2017 the cost of securities for federal income tax purposes was $102,031,560. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$17,361,512
Gross unrealized depreciation	(2,534,788)
Net unrealized appreciation	$14,826,724

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2017
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.3%)
Consumer Discretionary (4.8%)
Auto Components (0.3%)
Delphi Automotive PLC (b)	3,127	$274,082
Magna International, Inc. (b)	7,300	338,209
		612,291
Hotels, Restaurants & Leisure (0.8%)
Las Vegas Sands Corp.	10,756	687,201
Norwegian Cruise Line Holdings, Ltd. (c)	21,482	1,166,258
		1,853,459
Household Durables (0.4%)
Lennar Corp. – Class A	15,850	845,122
Media (2.3%)
Comcast Corp. – Class A	39,200	1,525,664
Liberty Global PLC – Class C (b) (c)	26,547	827,735
Twenty-First Century Fox, Inc. – Class B	94,800	2,642,076
		4,995,475
Specialty Retail (1.0%)
AutoZone, Inc. (c)	840	479,186
Lowe's Cos., Inc.	21,200	1,643,636
		2,122,822
Consumer Staples (11.0%)
Beverages (0.3%)
PepsiCo, Inc.	6,700	773,783
Food & Staples Retailing (1.7%)
CVS Health Corp.	18,000	1,448,280
Wal-Mart Stores, Inc.	23,200	1,755,776
Walgreens Boots Alliance, Inc.	6,110	478,474
		3,682,530
Food Products (4.2%)
Bunge, Ltd.	15,674	1,169,281
Mondelez International, Inc. – Class A	3,854	166,454
Tyson Foods, Inc. – Class A	125,132	7,837,017
		9,172,752
Household Products (0.7%)
The Procter & Gamble Co.	17,200	1,498,980
Tobacco (4.1%)
British American Tobacco PLC (b)	19,409	1,319,560
Philip Morris International, Inc.	65,400	7,681,230
		9,000,790
	Shares	Value(a)
Energy (6.5%)
Oil, Gas & Consumable Fuels (6.5%)
BP PLC ADR (b)	31,400	$1,088,010
Enbridge, Inc. (b)	24,291	967,025
EOG Resources, Inc.	36,219	3,278,544
Marathon Petroleum Corp.	31,880	1,668,280
Occidental Petroleum Corp.	30,490	1,825,436
TOTAL SA ADR (b)	48,473	2,403,776
TransCanada Corp. (b)	63,312	3,018,083
		14,249,154
Financial (25.4%)
Capital Markets (6.0%)
Ameriprise Financial, Inc.	10,256	1,305,486
Intercontinental Exchange, Inc.	19,900	1,311,808
Morgan Stanley	108,876	4,851,515
State Street Corp.	30,798	2,763,505
The Bank of New York Mellon Corp.	58,274	2,973,139
		13,205,453
Commercial Banks (12.7%)
Citigroup, Inc.	70,548	4,718,250
Fifth Third Bancorp	50,127	1,301,297
JPMorgan Chase & Co.	119,199	10,894,789
KeyCorp	83,433	1,563,534
The PNC Financial Services Group, Inc.	16,488	2,058,856
US Bancorp	49,600	2,575,232
Wells Fargo & Co.	86,975	4,819,285
		27,931,243
Consumer Finance (0.6%)
Synchrony Financial	43,837	1,307,219
Insurance (6.1%)
American International Group, Inc.	32,111	2,007,580
Chubb, Ltd. (b)	16,163	2,349,777
Marsh & McLennan Cos., Inc.	26,270	2,048,009
MetLife, Inc.	49,951	2,744,308
Willis Towers Watson PLC (b)	7,100	1,032,766
XL Group, Ltd. (b)	71,200	3,118,560
		13,301,000
Health Care (17.5%)
Biotechnology (0.3%)
Gilead Sciences, Inc.	10,637	752,887
Health Care Equipment & Supplies (5.3%)
Abbott Laboratories	36,418	1,770,279
Becton Dickinson and Co.	12,035	2,348,149
Danaher Corp.	15,847	1,337,328
Hologic, Inc. (c)	39,800	1,806,124
Medtronic PLC (b)	48,733	4,325,054
		11,586,934

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care Providers & Services (4.1%)
Aetna, Inc.	27,086	$4,112,467
Anthem, Inc.	15,045	2,830,416
HCA Healthcare, Inc. (c)	24,590	2,144,248
		9,087,131
Life Sciences Tools & Services (1.8%)
Agilent Technologies, Inc.	37,846	2,244,646
Thermo Fisher Scientific, Inc.	9,281	1,619,256
		3,863,902
Pharmaceuticals (6.0%)
Allergan PLC	1,200	291,708
Johnson & Johnson	25,400	3,360,166
Merck & Co., Inc.	77,246	4,950,696
Mylan NV (c)	28,100	1,090,842
Perrigo Co. PLC (b)	11,803	891,363
Pfizer, Inc.	75,624	2,540,210
		13,124,985
Industrials (9.3%)
Aerospace & Defense (2.7%)
Rockwell Collins, Inc.	18,371	1,930,425
The Boeing Co.	15,366	3,038,626
United Technologies Corp.	7,200	879,192
		5,848,243
Airlines (1.6%)
American Airlines Group, Inc.	45,015	2,265,155
United Continental Holdings, Inc. (c)	15,900	1,196,475
		3,461,630
Building Products (1.9%)
Fortune Brands Home & Security, Inc.	12,800	835,072
Johnson Controls International PLC	76,579	3,320,466
		4,155,538
Commercial Services & Supplies (0.4%)
Stericycle, Inc. (c)	11,682	891,570
Industrial Conglomerates (1.9%)
General Electric Co.	4,100	110,741
Honeywell International, Inc.	18,100	2,412,549
Roper Technologies, Inc.	7,711	1,785,328
		4,308,618
Machinery (0.8%)
Illinois Tool Works, Inc.	3,200	458,400
Pentair PLC (b)	14,563	969,022
Stanley Black & Decker, Inc.	2,200	309,606
		1,737,028
Information Technology (10.6%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	73,600	2,303,680
Harris Corp.	10,075	1,098,981
		3,402,661
	Shares	Value(a)
Computers & Peripherals (1.0%)
Apple, Inc.	10,562	$1,521,139
Western Digital Corp.	8,097	717,394
		2,238,533
Electronic Equipment, Instruments & Components (0.4%)
Keysight Technologies, Inc. (c)	4,000	155,720
TE Connectivity, Ltd. (b)	9,098	715,831
		871,551
Semiconductors & Semiconductor Equipment (3.3%)
Applied Materials, Inc.	36,500	1,507,815
Broadcom, Ltd.	13,485	3,142,679
QUALCOMM, Inc.	46,400	2,562,208
		7,212,702
Software (4.2%)
Microsoft Corp.	115,500	7,961,415
Red Hat, Inc. (c)	2,125	203,469
Synopsys, Inc. (c)	15,300	1,115,829
		9,280,713
Technology Hardware Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.	12,000	199,080
Materials (3.7%)
Chemicals (1.6%)
CF Industries Holdings, Inc.	48,600	1,358,856
EI du Pont de Nemours & Co.	27,900	2,251,809
		3,610,665
Containers & Packaging (2.1%)
Ball Corp.	56,362	2,379,040
International Paper Co.	39,540	2,238,359
		4,617,399
Real Estate (1.0%)
Diversified REITs (0.5%)
VEREIT, Inc.	130,454	1,061,896
Specialized REITs (0.5%)
Weyerhaeuser Co.	36,500	1,222,750
Utilities (8.5%)
Electric Utilities (6.9%)
American Electric Power Co., Inc.	40,250	2,796,167
Eversource Energy	20,781	1,261,615
Exelon Corp.	81,850	2,952,329
NextEra Energy, Inc.	14,821	2,076,867
PG&E Corp.	65,897	4,373,584
The Southern Co.	21,900	1,048,572
Westar Energy, Inc.	13,200	699,864
		15,208,998
Gas Utilities (0.2%)
Atmos Energy Corp.	4,640	384,888

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Multi-Utilities (1.4%)
DTE Energy Co.	11,100	$1,174,269
NiSource, Inc.	22,600	573,136
Sempra Energy	10,800	1,217,700
		2,965,105
Total common stocks (cost: $190,109,760)		215,647,480
Preferred Stocks (0.6%)
Utilities (0.4%)
Electric Utilities (0.4%)
NextEra Energy, Inc.	16,937	914,768
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Becton Dickinson and Co. (c)	8,949	490,226
Total preferred stocks (cost: $1,286,451)		1,404,994
Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.880%	1,031,550	1,031,550
T. Rowe Price Reserve Investment Fund, current rate 0.000%	732,847	732,847
Total short-term securities (cost: $1,764,397)		1,764,397
Total investments in securities (cost: $193,160,608) (d)		218,816,871
Cash and other assets in excess of liabilities (0.3%)		613,767
Total net assets (100.0%)		$219,430,638

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 10.8% of net assets in foreign securities at June 30, 2017.

(c)  Non-income producing security.

(d)  At June 30, 2017 the cost of securities for federal income tax purposes was $194,129,950. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$26,738,796
Gross unrealized depreciation	(2,051,875)
Net unrealized appreciation	$24,686,921

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2017

(Unaudited)

	SFT Advantus Bond Fund	SFT Advantus Dynamic Managed Volatility Fund		SFT Advantus Government Money Market Fund		SFT Advantus Index 400 Mid-Cap Fund	SFT Advantus Index 500 Fund	SFT Advantus International Bond Fund	SFT Advantus Managed Volatility Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$390,684,373		$193,154,766		$70,238,033	$215,935,744	$798,289,256	$97,544,634		$223,303,185
Affiliated issuers (note 8)	–		135,865,941		–	–	–	–		–
Cash on demand deposit^,^^^	82,583		–		–	243,200	6,150	2,537,052		–
Foreign currency on deposit^^	–		–		–	–	–	2,523		–
Receivable:
Fund shares sold	100		–		–	152	1,102	–		217,526
Investment securities sold (including paydowns)	–		–		–	11,306	–	11,412,694		–
Investment securities sold on a forward-commitment basis (note 2)	2,094,124		–		–	–	–	–		–
Dividends and accrued interest	2,705,503		1,227,302		70,434	219,266	784,372	838,671		12,018
Refundable foreign income taxes withheld	–		–		–	–	–	68,617		–
Adviser (note 4)	–		46,965		–	–	–	–		34,515
Variation margin	–		95,850		–	4,560	4,680	–		6,390
Unrealized appreciation on forward foreign currency contracts	–		–		–	–	–	1,248,289		–
Prepaid expenses	3,065		3,065		3,065	3,064	3,064	3,065		3,093
Total assets	395,569,748		330,393,889		70,311,532	216,417,292	799,088,624	113,655,545		223,576,727
Liabilities
Payable:
Fund shares repurchased	162,760		41,659		121,041	33,737	298,054	27,848		–
Investment securities purchased	–		–		–	530,064	335,307	–		2,594,741
Investment securities purchased on a forward-commitment basis (note 2)	15,074,637		–		–	–	–	–		–
Adviser	210,261		247,154		41,450	73,622	236,586	95,958		169,316
Variation margin	922		–		–	–	–	486,917		–
Accrued expenses	94,472		54,215		53,586	58,725	93,161	208,863		37,225
Unrealized depreciation on forward foreign currency contracts	–		–		–	–	–	2,202,994		–
Put options written at value (premiums of $55,400 for SFT Advantus Managed Volatility Equity Fund)	–		–		–	–	–	–		20,500
Total liabilities	15,543,052		343,028		216,077	696,148	963,108	3,022,580		2,821,782
Net assets applicable to outstanding capital stock	$380,026,696		$330,050,861		$70,095,455	$215,721,144	$798,125,516	$110,632,965		$220,754,945
Net Assets Consist of:
Paid in capital**	$329,332,041		$285,068,734		$70,093,389	$46,074,028	$163,755,479	$110,086,339		$201,987,788
Retained earnings (deficit)	50,694,655		44,982,127		2,066	169,647,116	634,370,037	–		18,767,157
Undistributed net investment income (loss)	–		–		–	–	–	(2,766,909)		–
Accumulated net realized gain (loss)	–		–		–	–	–	492,240		–
Net unrealized appreciation (depreciation) on:
Investments	–		–		–	–	–	4,364,650		–
Foreign currency and forward currency transactions	–		–		–	–	–	(991,218)		–
Swaps	–		–		–	–	–	(552,137)		–
Net assets	$380,026,696		$330,050,861		$70,095,455	$215,721,144	$798,125,516	$110,632,965		$220,754,945
Net assets by class:
Class 1	$2,384,878	$	N/A	$	N/A	$5,046,039	$147,386,185	$1,191,190	$	N/A
Class 2	377,641,818		330,050,861		70,095,455	210,675,105	650,739,331	109,441,775		220,754,945
Net asset value per share of outstanding capital stock by class:
Class 1	2.328		N/A		N/A	4.525	9.552	2.565		N/A
Class 2	2.279		13.152		1.000	4.430	9.351	2.511		11.355
* Identified cost
Unaffiliated issuers	$380,801,063		$187,869,057		$70,238,033	$155,042,575	$335,543,005	$93,179,984		$210,840,790
Affiliated issuers	–		107,000,000		–	–	–	–		–
** Shares outstanding by class:
Class 1	1,024,391		N/A		N/A	1,115,148	15,430,734	464,423		N/A
Class 2	165,682,153		25,094,756		70,095,455	47,553,272	69,589,885	43,584,878		19,441,296
^ Collateral for Open Swaps Contracts	$–		$–		$–	$–	$–	$1,963,670		$–
^^ Foreign currency on deposit (cost)	$–		$–		$–	$–	$–	$2,558		$–
^^^ Cash collateral for Open Futures Contracts	$–		$–		$–	$243,200	$–	$–		$–
See accompanying notes to financial statements.

	SFT Advantus Mortgage Securities Fund	SFT Advantus Real Estate Securities Fund	SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund		SFT Pyramis® Core Equity Fund	SFT T. Rowe Price Value Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$96,363,596	$137,197,472		$463,226,621		$176,155,965	$116,858,284		$218,816,871
Affiliated issuers (note 8)	–	–		–		–	–		–
Cash on demand deposit^,^^^	44,313	–		–		–	–		–
Foreign currency on deposit^^	–	–		–		–	–		–
Receivable:
Fund shares sold	–	232		–		–	–		–
Investment securities sold (including paydowns)	52	203,471		6,427,360		582,353	309,962		2,364,078
Investment securities sold on a forward-commitment basis (note 2)	529,627	–		–		–	–		–
Dividends and accrued interest	261,069	400,621		222,529		29,117	119,379		299,653
Refundable foreign income taxes withheld	–	–		–		–	1,608		28,369
Adviser (note 4)	–	–		–		–	–		–
Variation margin	–	–		–		–	–		–
Unrealized appreciation on forward foreign currency contracts	–	–		–		–	–		–
Prepaid expenses	3,065	3,065		3,065		3,065	3,064		3,064
Total assets	97,201,722	137,804,861		469,879,575		176,770,500	117,292,297		221,512,035
Liabilities
Payable:
Fund shares repurchased	74,381	31,301		449,510		145,084	184,933		7,761
Investment securities purchased	–	–		–		1,113,258	516,516		1,854,649
Investment securities purchased on a forward-commitment basis (note 2)	7,079,799	–		–		–	–		–
Adviser	53,761	112,105		366,408		161,365	90,139		170,173
Variation margin	3,938	–		–		–	–		–
Accrued expenses	58,286	45,897		58,190		38,573	46,132		48,814
Unrealized depreciation on forward foreign currency contracts	–	–		–		–	–		–
Put options written at value (premiums of $55,400 for SFT Advantus Managed Volatility Equity Fund)	–	–		–		–	–		–
Total liabilities	7,270,165	189,303		874,108		1,458,280	837,720		2,081,397
Net assets applicable to outstanding capital stock	$89,931,557	$137,615,558		$469,005,467		$175,312,220	$116,454,577		$219,430,638
Net Assets Consist of:
Paid in capital**	$105,937,695	$46,888,738		$317,327,048		$115,241,896	$84,093,991		$167,130,006
Retained earnings (deficit)	(16,006,138)	90,726,820		151,678,419		60,070,324	32,360,586		52,300,632
Undistributed net investment income (loss)	–	–		–		–	–		–
Accumulated net realized gain (loss)	–	–		–		–	–		–
Net unrealized appreciation (depreciation) on:
Investments	–	–		–		–	–		–
Foreign currency and forward currency transactions	–	–		–		–	–		–
Swaps	–	–		–		–	–		–
Net assets	$89,931,557	$137,615,558		$469,005,467		$175,312,220	$116,454,577		$219,430,638
Net assets by class:
Class 1	$252,466	$3,327,946	$	N/A	$	N/A	$786,859	$	N/A
Class 2	89,679,091	134,287,612		469,005,467		175,312,220	115,667,718		219,430,638
Net asset value per share of outstanding capital stock by class:
Class 1	1.949	4.670		N/A		N/A	12.931		N/A
Class 2	1.908	4.572		13.712		14.405	12.829		12.738
* Identified cost
Unaffiliated issuers	$96,205,788	$130,720,974		$361,998,087		$144,550,828	$101,513,917		$193,160,608
Affiliated issuers	–	–		–		–	–		–
** Shares outstanding by class:
Class 1	129,538	712,574		N/A		N/A	60,853		N/A
Class 2	47,000,732	29,370,936		34,203,058		12,170,540	9,016,314		17,226,725
^ Collateral for Open Swaps Contracts	$–	$–		$–		$–	$–		$–
^^ Foreign currency on deposit (cost)	$–	$–		$–		$–	$–		$–
^^^ Cash collateral for Open Futures Contracts	$–	$–		$–		$–	$–		$–

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2017

(Unaudited)

	SFT Advantus Bond Fund	SFT Advantus Dynamic Managed Volatility Fund	SFT Advantus Government Money Market Fund	SFT Advantus Index 400 Mid-Cap Fund	SFT Advantus Index 500 Fund	SFT Advantus International Bond Fund	SFT Advantus Managed Volatility Equity Fund
Income:
Interest[1]	$6,460,847	$2,159,318	$254,735	$–	$–	$2,861,810	$–
Dividends	52,676	317,339	1,929	1,659,184	7,912,658	30,756	2,805,968
Foreign tax withholding	–	–	–	(607)	–	(67,518)	–
Total investment income	6,513,523	2,476,657	256,664	1,658,577	7,912,658	2,825,048	2,805,968
Expenses (note 4):
Investment advisory fee	747,856	998,725	109,586	164,487	580,204	332,218	680,800
Rule 12b-1 fees	464,640	384,125	91,322	268,300	791,383	136,993	261,846
Audit and accounting services	100,293	61,104	67,743	52,201	89,141	70,748	44,328
Administrative services fee	24,197	15,596	23,730	12,380	12,380	41,899	14,797
Legal fees	13,910	14,381	12,983	10,118	14,169	12,435	10,169
Custodian fees	9,623	7,416	5,926	9,158	8,691	60,264	6,947
Printing and shareholder reports	5,843	5,843	5,843	5,843	5,843	5,843	5,843
Trustee's fees	9,575	9,575	9,575	9,575	9,575	9,575	9,575
S&P Licensing fee	–	25	–	9,998	27,264	–	2
Insurance	3,829	3,829	3,829	3,829	3,829	3,829	3,740
Other	8,022	1,770	2,708	4,643	12,880	3,076	3,017
Total expenses before fees waived	1,387,788	1,502,389	333,245	550,532	1,555,359	676,880	1,041,064
Less fees waived (note 4)	–	(272,818)	(77,228)	–	–	–	(203,098)
Total expenses net of fees waived	1,387,788	1,229,571	256,017	550,532	1,555,359	676,880	837,966
Net investment income	5,125,735	1,247,086	647	1,108,045	6,357,299	2,148,168	1,968,002
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	1,964,206	(1,115,918)	–	11,384,814	8,125,415	(1,391,138)	613,377
Written options transactions	–	101,223	–	–	–	–	105,731
Swaps	–	–	–	–	–	(128,773)	–
Foreign currency transactions	–	–	–	–	–	1,496,716	–
Net increase from litigation payments	459	–	–	649	2,360	4,845	–
Futures transactions	(29,810)	8,483,628	–	313,804	1,045,096	–	1,543,756
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	4,152,202	4,155,596	–	(886,419)	51,904,349	6,514,625	12,800,474
Affiliated issuers (note 8)	–	11,465,355	–	–	–	–	–
Options written	–	(34,774)	–	–	–	–	34,900
Swaps	–	–	–	–	–	(256,606)	–
Translation of assets and liabilities in foreign currency	–	–	–	67	–	(5,603,516)	–
Futures transactions	10,193	(1,755,547)	–	289,953	(206,530)	–	(369,669)
Net gains (losses) on investments	6,097,250	21,299,563	–	11,102,868	60,870,690	636,153	14,728,569
Net increase (decrease) in net assets resulting from operations	$11,222,985	$22,546,649	$647	$12,210,913	$67,227,989	$2,784,321	$16,696,571

1  All income is from unaffiliated issuers.

See accompanying notes to financial statements.

	SFT Advantus Mortgage Securities Fund	SFT Advantus Real Estate Securities Fund	SFT IvySM Growth Fund	SFT IvySM Small Cap Growth Fund	SFT Pyramis® Core Equity Fund	SFT T. Rowe Price Value Fund
Income:
Interest[1]	$1,254,778	$–	$20,229	$29,654	$2,275	$2,816
Dividends	23,452	2,307,717	2,648,182	342,145	905,071	2,462,541
Foreign tax withholding	–	–	(50,644)	–	(1,624)	(46,774)
Total investment income	1,278,230	2,307,717	2,617,767	371,799	905,722	2,418,583
Expenses (note 4):
Investment advisory fee	180,617	493,680	1,551,340	712,565	376,584	718,675
Rule 12b-1 fees	112,553	172,426	578,858	209,578	143,905	268,162
Audit and accounting services	52,268	50,756	64,471	44,073	47,557	44,979
Administrative services fee	22,799	12,380	12,380	12,380	12,380	12,808
Legal fees	13,949	10,118	10,118	10,118	10,118	10,118
Custodian fees	6,972	6,559	6,960	7,081	13,128	20,707
Printing and shareholder reports	5,843	5,843	5,843	5,531	5,843	5,844
Trustee's fees	9,575	9,575	9,575	9,575	9,575	9,575
S&P Licensing fee	–	–	–	–	–	–
Insurance	3,829	3,829	3,829	3,829	3,829	3,829
Other	2,976	4,095	8,856	4,029	3,696	4,867
Total expenses before fees waived	411,381	769,261	2,252,230	1,018,759	626,615	1,099,564
Less fees waived (note 4)	–	–	–	–	–	–
Total expenses net of fees waived	411,381	769,261	2,252,230	1,018,759	626,615	1,099,564
Net investment income	866,849	1,538,456	365,537	(646,960)	279,107	1,319,019
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	184,645	4,984,350	15,586,525	9,092,073	4,265,125	9,968,209
Written options transactions	–	–	–	–	–	–
Swaps	–	–	–	–	–	–
Foreign currency transactions	–	–	620	–	–	355
Net increase from litigation payments	–	–	–	–	–	–
Futures transactions	18,455	–	–	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	13,832	(2,237,748)	40,890,990	13,983,128	5,651,683	6,204,117
Affiliated issuers (note 8)	–	–	–	–	–	–
Options written	–	–	–	–	–	–
Swaps	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	(253)	–	–	1,253
Futures transactions	(4,855)	–	–	–	–	–
Net gains (losses) on investments	212,077	2,746,602	56,477,882	23,075,201	9,916,808	16,173,934
Net increase (decrease) in net assets resulting from operations	$1,078,926	$4,285,058	$56,843,419	$22,428,241	$10,195,915	$17,492,953

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2017 and year ended December 31, 2016

(Unaudited)

	SFT Advantus Bond Fund		SFT Advantus Dynamic Managed Volatility Fund		SFT Advantus Government Money Market Fund
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$5,125,735	$10,257,605	$1,247,086	$1,836,988	$647	$–
Net realized gains (losses) on investments	1,934,855	2,981,626	7,468,933	809,167	–	41,658
Net change in unrealized appreciation or depreciation of investments	4,162,395	3,526,165	13,830,630	17,592,027	–	–
Net increase in net assets resulting from operations	11,222,985	16,765,396	22,546,649	20,238,182	647	41,658
Distributions from:
Net investment income
Class 2	–	–	–	–	(647)	–
Capital stock transactions:
Proceeds from sales
Class 1	311,861	1,071,196	–	–	–	–
Class 2	5,507,546	9,479,053	28,263,103	64,812,698	11,088,000	25,360,844
Shares issued as a result of reinvested distributions
Class 2	–	–	–	–	647	–
Payments for redemption of shares
Class 1	(108,752)	(5,524,161)	–	–	–	–
Class 2	(7,175,359)	(40,699,918)	(1,758,964)	(8,037,442)	(18,787,986)	(36,436,264)
Increase (decrease) in net assets from capital stock transactions	(1,464,704)	(35,673,830)	26,504,139	56,775,256	(7,699,339)	(11,075,420)
Total increase (decrease) in net assets	9,758,281	(18,908,434)	49,050,788	77,013,438	(7,699,339)	(11,033,762)
Net assets at beginning of period	370,268,415	389,176,849	281,000,073	203,986,635	77,794,794	88,828,556
Net assets at end of period	$380,026,696	$370,268,415	$330,050,861	$281,000,073	$70,095,455	$77,794,794
Undistributed net investment income (loss)	–	–	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	135,914	476,305	–	–	–	–
Class 2	2,465,835	4,276,897	2,218,517	5,546,365	11,088,000	25,360,844
Net change from capital transactions	2,601,749	4,753,202	2,218,517	5,546,365	11,088,000	25,360,844
Shares issued as a result of reinvested distributions:
Class 2	–	–	–	–	647	–
Payments for redemption of shares
Class 1	(47,591)	(2,434,351)	–	–	–	–
Class 2	(3,185,534)	(18,517,648)	(136,823)	(704,549)	(18,787,986)	(36,436,264)
Net change from capital transactions	(3,233,125)	(20,951,999)	(136,823)	(704,549)	(18,787,986)	(36,436,264)

See accompanying notes to financial statements.

	SFT Advantus Index 400 Mid-Cap Fund		SFT Advantus Index 500 Fund
	2017	2016	2017	2016
Operations:
Net investment income	$1,108,045	$2,154,803	$6,357,299	$12,315,556
Net realized gains (losses) on investments	11,699,267	24,002,929	9,172,871	18,407,677
Net change in unrealized appreciation or depreciation of investments	(596,399)	11,220,259	51,697,819	46,532,642
Net increase in net assets resulting from operations	12,210,913	37,377,991	67,227,989	77,255,875
Distributions from:
Net investment income
Class 2	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	630,985	2,482,226	2,237,407	39,781,486
Class 2	2,504,957	15,063,744	4,348,929	19,868,185
Shares issued as a result of reinvested distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(133,110)	(16,796,206)	(169,458)	(30,547,533)
Class 2	(18,190,305)	(21,994,165)	(18,329,452)	(50,827,160)
Increase (decrease) in net assets from capital stock transactions	(15,187,473)	(21,244,401)	(11,912,574)	(21,725,022)
Total increase (decrease) in net assets	(2,976,560)	16,133,590	55,315,415	55,530,853
Net assets at beginning of period	218,697,704	202,564,114	742,810,101	687,279,248
Net assets at end of period	$215,721,144	$218,697,704	$798,125,516	$742,810,101
Undistributed net investment income (loss)	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	141,801	656,440	239,907	4,902,663
Class 2	577,215	3,859,189	481,267	2,470,698
Net change from capital transactions	719,016	4,515,629	721,174	7,373,361
Shares issued as a result of reinvested distributions:
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(30,080)	(4,394,872)	(18,667)	(3,770,199)
Class 2	(4,181,094)	(5,895,049)	(2,024,895)	(6,344,595)
Net change from capital transactions	(4,211,174)	(10,289,921)	(2,043,562)	(10,114,794)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2017 and year ended December 31, 2016

(Unaudited)

	SFT Advantus International Bond Fund		SFT Advantus Managed Volatility Equity Fund		SFT Advantus Mortgage Securities Fund
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$2,148,168	$2,660,438	$1,968,002	$2,708,194	$866,849	$1,730,720
Net realized gains (losses) on investments	(18,350)	(11,053,944)	2,262,864	(760,203)	203,100	43,490
Net change in unrealized appreciation or depreciation of investments	654,503	11,699,367	12,465,705	(25,929)	8,977	(477,313)
Net increase in net assets resulting from operations	2,784,321	3,305,861	16,696,571	1,922,062	1,078,926	1,296,897
Capital stock transactions:
Proceeds from sales
Class 1	99,039	192,546	–	–	24,408	110,281
Class 2	1,505,004	2,867,716	28,213,778	173,343,080	1,330,966	4,985,962
Shares issued as a result of reinvested distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(34,664)	(116,726)	–	–	(44,621)	(778,863)
Class 2	(4,726,201)	(8,775,824)	(24,293,188)	(641,406)	(3,987,751)	(8,499,819)
Increase (decrease) in net assets from capital stock transactions	(3,156,822)	(5,832,288)	3,920,590	172,701,674	(2,676,998)	(4,182,439)
Total increase (decrease) in net assets	(372,501)	(2,526,427)	20,617,161	174,623,736	(1,598,072)	(2,885,542)
Net assets at beginning of period	111,005,466	113,531,893	200,137,784	25,514,048	91,529,629	94,415,171
Net assets at end of period	$110,632,965	$111,005,466	$220,754,945	$200,137,784	$89,931,557	$91,529,629
Undistributed net investment income (loss)	(2,766,909)	(4,915,077)	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	38,734	80,466	–	–	12,608	57,106
Class 2	603,258	1,224,266	2,559,109	16,619,423	703,525	2,624,654
Net change from capital transactions	641,992	1,304,732	2,559,109	16,619,423	716,133	2,681,760
Shares issued as a result of reinvested distributions:
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(13,468)	(48,297)	–	–	(22,966)	(399,174)
Class 2	(1,886,514)	(3,722,946)	(2,209,804)	(62,561)	(2,100,365)	(4,469,887)
Net change from capital transactions	(1,899,982)	(3,771,243)	(2,209,804)	(62,561)	(2,123,331)	(4,869,061)

See accompanying notes to financial statements.

	SFT Advantus Real Estate Securities Fund		SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income	$1,538,456	$2,148,779	$365,537	$1,290,382	$(646,960)	$(1,022,702)
Net realized gains (losses) on investments	4,984,350	19,378,674	15,587,145	18,696,419	9,092,073	13,489,268
Net change in unrealized appreciation or depreciation of investments	(2,237,748)	(14,560,817)	40,890,737	(16,646,407)	13,983,128	16,850,153
Net increase in net assets resulting from operations	4,285,058	6,966,636	56,843,419	3,340,394	22,428,241	29,316,719
Capital stock transactions:
Proceeds from sales
Class 1	377,819	1,216,024	–	–	–	–
Class 2	11,135,210	6,915,526	1,058,581	1,697,051	758,803	3,486,016
Shares issued as a result of reinvested distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(233,683)	(5,480,644)	–	–	–	–
Class 2	(24,172,380)	(15,300,382)	(27,881,133)	(45,133,736)	(11,169,217)	(14,973,753)
Increase (decrease) in net assets from capital stock transactions	(12,893,034)	(12,649,476)	(26,822,552)	(43,436,685)	(10,410,414)	(11,487,737)
Total increase (decrease) in net assets	(8,607,976)	(5,682,840)	30,020,867	(40,096,291)	12,017,827	17,828,982
Net assets at beginning of period	146,223,534	151,906,374	438,984,600	479,080,891	163,294,393	145,465,411
Net assets at end of period	$137,615,558	$146,223,534	$469,005,467	$438,984,600	$175,312,220	$163,294,393
Undistributed net investment income (loss)	–	–	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	82,326	271,256	–	–	–	–
Class 2	2,461,448	1,555,728	80,723	149,149	54,873	291,775
Net change from capital transactions	2,543,774	1,826,984	80,723	149,149	54,873	291,775
Shares issued as a result of reinvested distributions:
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(51,439)	(1,150,736)	–	–	–	–
Class 2	(5,358,548)	(3,450,344)	(2,096,677)	(3,815,228)	(832,444)	(1,311,293)
Net change from capital transactions	(5,409,987)	(4,601,080)	(2,096,677)	(3,815,228)	(832,444)	(1,311,293)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2017 and year ended December 31, 2016

(Unaudited)

	SFT Pyramis® Core Equity Fund		SFT T. Rowe Price Value Fund
	2017	2016	2017	2016
Operations:
Net investment income	$279,107	$649,241	$1,319,019	$3,218,733
Net realized gains (losses) on investments	4,265,125	(870,564)	9,968,564	4,653,139
Net change in unrealized appreciation or depreciation of investments	5,651,683	5,750,668	6,205,370	12,604,688
Net increase in net assets resulting from operations	10,195,915	5,529,345	17,492,953	20,476,560
Capital stock transactions:
Proceeds from sales
Class 1	58,178	140,311	–	–
Class 2	167,392	900,567	10,374,306	2,353,560
Shares issued as a result of reinvested distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(32,391)	(65,854)	–	–
Class 2	(8,429,168)	(20,893,360)	(16,949,404)	(22,014,912)
Increase (decrease) in net assets from capital stock transactions	(8,235,989)	(19,918,336)	(6,575,098)	(19,661,352)
Total increase (decrease) in net assets	1,959,926	(14,388,991)	10,917,855	815,208
Net assets at beginning of period	114,494,651	128,883,642	208,512,783	207,697,575
Net assets at end of period	$116,454,577	$114,494,651	$219,430,638	$208,512,783
Undistributed net investment income (loss)	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	4,635	12,504	–	–
Class 2	13,755	83,279	849,418	217,525
Net change from capital transactions	18,390	95,783	849,418	217,525
Shares issued as a result of reinvested distributions:
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(2,559)	(5,857)	–	–
Class 2	(678,069)	(1,843,703)	(1,372,677)	(2,030,629)
Net change from capital transactions	(680,628)	(1,849,560)	(1,372,677)	(2,030,629)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Advantus Bond Fund

	Class 1 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$2.257		$2.157	$2.148	$2.016	$2.024	$1.880
Income from investment operations:
Net investment income (a)	.034		.066	.066	.064	.060	.055
Net gains (losses) (both realized and unrealized)	.037		.034	(.057)	.068	(.068)	.089
Total from investment operations	.071		.100	.009	.132	(.008)	.144
Net asset value, end of period	$2.328		$2.257	$2.157	$2.148	$2.016	$2.024
Total return (b)	3.15%		4.63%	0.41%	6.56%	(0.40)%	7.69%
Net assets, end of period (in thousands)	$2,385		$2,113	$6,243	$5,402	$4,414	$3,156
Ratios to average net assets:
Expenses (c)	.49	%(d)	.49%	.49%	.49%	.51%	.51%
Net investment income	2.99	%(d)	2.97%	3.03%	3.07%	2.96%	2.77%
Portfolio turnover rate (excluding short-term securities)	102.5	%(e)	249.6%	179.3%	193.5%	235.8%	205.5%
	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$2.212		$2.120	$2.117	$1.991	$2.004	$1.866
Income from investment operations:
Net investment income (a)	.031		.059	.059	.058	.054	.047
Net gains (losses) (both realized and unrealized)	.036		.033	(.056)	.068	(.067)	.091
Total from investment operations	.067		.092	.003	.126	(.013)	.138
Net asset value, end of period	$2.279		$2.212	$2.120	$2.117	$1.991	$2.004
Total return (b)	3.02%		4.37%	0.16%	6.29%	(0.65)%	7.42%
Net assets, end of period (in thousands)	$377,642		$368,156	$382,934	$368,926	$356,034	$360,115
Ratios to average net assets:
Expenses (c)	.74	%(d)	.74%	.74%	.74%	.76%	.76%
Net investment income	2.74	%(d)	2.68%	2.78%	2.82%	2.71%	2.41%
Portfolio turnover rate (excluding short-term securities)	102.5	%(e)	249.6%	179.3%	193.5%	235.8%	205.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Dynamic Managed Volatility Fund

	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013 (a)
Net asset value, beginning of period	$12.210		$11.226	$11.603	$10.731	$10.000
Income from investment operations:
Net investment income (b)	.052		.091	.082	.039	.008
Net gains (losses) (both realized and unrealized)	.890		.893	(.459)	.833	.723
Total from investment operations	.942		.984	(.377)	.872	.731
Net asset value, end of period	$13.152		$12.210	$11.226	$11.603	$10.731
Total return (c)	7.71%		8.77%	(3.25)%	8.12%	7.31%
Net assets, end of period (in thousands)	$330,051		$281,000	$203,987	$131,047	$52,931
Ratios to average net assets:
Expenses before waiver (d)	.98	%(e)	1.00%	1.02%	1.19%	1.37	%(e)
Expenses net of waiver (d)(f)	.80	%(e)	.80%	.80%	.80%	.80	%(e)
Net investment income	.81	%(e)	.79%	.71%	.35%	.12	%(e)
Portfolio turnover rate (excluding short-term securities)	0.5	%(g)	1.4%	5.1%	1.5%	32.1	%(g)

(a)  The Fund commenced operations on May 1, 2013.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(g)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Government Money Market Fund

	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	–		–	–	–	–	–
Total from investment operations	–		–	–	–	–	–
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	–%		–%	–%	–%	–%	–%
Net assets, end of period (in thousands)	$70,095		$77,795	$88,829	$86,904	$89,423	$95,858
Ratios to average net assets:
Expenses before waiver (c)	.91	%(d)	.91%	.85%	.83%	.86%	.83%
Expenses net of waiver (c)(e)	.70	%(d)	.36%	.12%	.10%	.13%	.17%
Net investment income	–%		–%	–%	–%	–%	–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$4.275		$3.553	$3.640	$3.324	$2.497	$2.124
Income from investment operations:
Net investment income (a)	.028		.045	.046	.040	.034	.040
Net gains (losses) (both realized and unrealized)	.222		.677	(.133)	.276	.793	.333
Total from investment operations	.250		.722	(.087)	.316	.827	.373
Net asset value, end of period	$4.525		$4.275	$3.553	$3.640	$3.324	$2.497
Total return (b)	5.84%		20.34%	(2.39)%	9.51%	33.11%	17.54%
Net assets, end of period (in thousands)	$5,046		$4,290	$16,847	$15,418	$12,802	$6,656
Ratios to average net assets:
Expenses (c)	.26	%(d)	.26%	.26%	.25%	.28%	.31%
Net investment income	1.27	%(d)	1.24%	1.24%	1.15%	1.15%	1.65%
Portfolio turnover rate (excluding short-term securities)	11.3	%(e)	18.5%	16.1%	12.0%	9.3%	8.0%
	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$4.191		$3.491	$3.586	$3.283	$2.472	$2.109
Income from investment operations:
Net investment income (a)	.022		.039	.036	.030	.025	.023
Net gains (losses) (both realized and unrealized)	.217		.661	(.131)	.273	.786	.340
Total from investment operations	.239		.700	(.095)	.303	.811	.363
Net asset value, end of period	$4.430		$4.191	$3.491	$3.586	$3.283	$2.472
Total return (b)	5.71%		20.04%	(2.63)%	9.24%	32.78%	17.24%
Net assets, end of period (in thousands)	$210,675		$214,408	$185,717	$218,305	$215,884	$180,588
Ratios to average net assets:
Expenses (c)	.51	%(d)	.51%	.51%	.50%	.53%	.56%
Net investment income	1.00	%(d)	1.06%	.98%	.89%	.87%	.99%
Portfolio turnover rate (excluding short-term securities)	11.3	%(e)	18.5%	16.1%	12.0%	9.3%	8.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.745		$7.829	$7.737	$6.822	$5.167	$4.465
Income from investment operations:
Net investment income (a)	.085		.164	.147	.132	.115	.111
Net gains (losses) (both realized and unrealized)	.722		.752	(.055)	.783	1.540	.591
Total from investment operations	.807		.916	.092	.915	1.655	.702
Net asset value, end of period	$9.552		$8.745	$7.829	$7.737	$6.822	$5.167
Total return (b)	9.22%		11.72%	1.18%	13.41%	32.04%	15.71%
Net assets, end of period (in thousands)	$147,386		$133,014	$110,210	$60,909	$36,387	$11,524
Ratios to average net assets:
Expenses (c)	.20	%(d)	.20%	.21%	.21%	.22%	.24%
Net investment income	1.85	%(d)	2.02%	1.88%	1.83%	1.88%	2.19%
Portfolio turnover rate (excluding short-term securities)	1.4	%(e)	6.5%	6.1%	4.8%	4.5%	2.6%
	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.573		$7.693	$7.622	$6.737	$5.115	$4.432
Income from investment operations:
Net investment income (a)	.072		.141	.124	.110	.095	.088
Net gains (losses) (both realized and unrealized)	.706		.739	(.053)	.775	1.527	.595
Total from investment operations	.778		.880	.071	.885	1.622	.683
Net asset value, end of period	$9.351		$8.573	$7.693	$7.622	$6.737	$5.115
Total return (b)	9.08%		11.44%	0.93%	13.13%	31.71%	15.42%
Net assets, end of period (in thousands)	$650,739		$609,796	$577,069	$585,532	$540,439	$432,694
Ratios to average net assets:
Expenses (c)	.45	%(d)	.45%	.46%	.46%	.47%	.49%
Net investment income	1.60	%(d)	1.77%	1.61%	1.56%	1.59%	1.80%
Portfolio turnover rate (excluding short-term securities)	1.4	%(e)	6.5%	6.1%	4.8%	4.5%	2.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$2.499		$2.418	$2.517	$2.468	$2.464	$2.115
Income from investment operations:
Net investment income (a)	.052		.064	.063	.074	.078	.086
Net gains (losses) (both realized and unrealized)	.014		.017	(.162)	(.025)	(.074)	.263
Total from investment operations	.066		.081	(.099)	.049	.004	.349
Net asset value, end of period	$2.565		$2.499	$2.418	$2.517	$2.468	$2.464
Total return (b)	2.63%		3.35%	(3.92)%	1.96%	0.17%	16.49%
Net assets, end of period (in thousands)	$1,191		$1,097	$984	$938	$756	$606
Ratios to average net assets:
Expenses (c)	.98	%(d)	1.00%	.89%	.86%	.87%	.94%
Net investment income	4.13	%(d)	2.67%	2.55%	2.93%	3.18%	3.76%
Portfolio turnover rate (excluding short-term securities)	35.0	%(e)	54.0%	42.4%	19.3%	17.7%	38.8%
	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$2.450		$2.376	$2.479	$2.438	$2.440	$2.100
Income from investment operations:
Net investment income (a)	.048		.057	.056	.067	.071	.079
Net gains (losses) (both realized and unrealized)	.013		.017	(.159)	(.026)	(.073)	.261
Total from investment operations	.061		.074	(.103)	.041	(.002)	.340
Net asset value, end of period	$2.511		$2.450	$2.376	$2.479	$2.438	$2.440
Total return (b)	2.51%		3.09%	(4.16)%	1.70%	(0.08)%	16.20%
Net assets, end of period (in thousands)	$109,442		$109,908	$112,548	$124,174	$128,885	$127,590
Ratios to average net assets:
Expenses (c)	1.23	%(d)	1.24%	1.14%	1.11%	1.12%	1.19%
Net investment income	3.88	%(d)	2.42%	2.29%	2.69%	2.92%	3.51%
Portfolio turnover rate (excluding short-term securities)	35.0	%(e)	54.0%	42.4%	19.3%	17.7%	38.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Managed Volatility Equity Fund

	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015 (a)
Net asset value, beginning of period	$10.483		$10.064	$10.000
Income from investment operations:
Net investment income (b)	.103		.253	.066
Net gains (losses) (both realized and unrealized)	.769		.166	(.002)
Total from investment operations	.872		.419	.064
Net asset value, end of period	$11.355		$10.483	$10.064
Total return (c)	8.32%		4.16%	0.64%
Net assets, end of period (in thousands)	$220,755		$200,138	$25,514
Ratios to average net assets:
Expenses before waiver (d)	.99	%(e)	1.09%	2.28	%(e)
Expenses net of waiver (d)(f)	.80	%(e)	.80%	.80	%(e)
Net investment income	1.88	%(e)	2.43%	5.53	%(e)
Portfolio turnover rate (excluding short-term securities)	9.9	%(g)	8.5%	–	%(g)

(a)  The Fund commenced operations on November 18, 2015.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(g)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Mortgage Securities Fund

	Class 1 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.924		$1.894	$1.835	$1.731	$1.761	$1.698
Income from investment operations:
Net investment income (a)	.021		.042	.042	.031	.029	.038
Net gains (losses) (both realized and unrealized)	.004		(.012)	.017	.073	(.059)	.025
Total from investment operations	.025		.030	.059	.104	(.030)	.063
Net asset value, end of period	$1.949		$1.924	$1.894	$1.835	$1.731	$1.761
Total return (b)	1.31%		1.58%	3.21%	6.03%	(1.73)%	3.75%
Net assets, end of period (in thousands)	$252		$269	$913	$813	$985	$521
Ratios to average net assets:
Expenses (c)	.66	%(d)	.65%	.64%	.63%	.68%	.68%
Net investment income	2.17	%(d)	2.18%	2.25%	1.73%	1.67%	2.18%
Portfolio turnover rate (excluding short-term securities)	87.4	%(e)	85.8%	141.4%	232.2%	370.7%	231.3%
	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.886		$1.861	$1.808	$1.709	$1.744	$1.685
Income from investment operations:
Net investment income (a)	.018		.035	.037	.026	.025	.034
Net gains (losses) (both realized and unrealized)	.004		(.010)	.016	.073	(.060)	.025
Total from investment operations	.022		.025	.053	.099	(.035)	.059
Net asset value, end of period	$1.908		$1.886	$1.861	$1.808	$1.709	$1.744
Total return (b)	1.19%		1.32%	2.95%	5.76%	(1.98)%	3.49%
Net assets, end of period (in thousands)	$89,679		$91,261	$93,502	$97,348	$95,570	$96,902
Ratios to average net assets:
Expenses (c)	.91	%(d)	.90%	.89%	.88%	.93%	.93%
Net investment income	1.92	%(d)	1.83%	2.00%	1.48%	1.44%	1.98%
Portfolio turnover rate (excluding short-term securities)	87.4	%(e)	85.8%	141.4%	232.2%	370.7%	231.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Advantus Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$4.526		$4.324	$4.108	$3.143	$3.100	$2.623
Income from investment operations:
Net investment income (a)	.056		.074	.066	.062	.050	.052
Net gains (losses) (both realized and unrealized)	.088		.128	.150	.903	(.007)	.425
Total from investment operations	.144		.202	.216	.965	.043	.477
Net asset value, end of period	$4.670		$4.526	$4.324	$4.108	$3.143	$3.100
Total return (b)	3.20%		4.66%	5.25%	30.70%	1.40%	18.20%
Net assets, end of period (in thousands)	$3,328		$3,085	$6,750	$5,489	$3,713	$2,522
Ratios to average net assets:
Expenses (c)	.85	%(d)	.82%	.84%	.85%	.90%	.93%
Net investment income	2.47	%(d)	1.68%	1.59%	1.70%	1.55%	1.75%
Portfolio turnover rate (excluding short-term securities)	39.0	%(e)	78.0%	65.8%	85.4%	39.8%	47.6%
	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$4.436		$4.249	$4.047	$3.104	$3.069	$2.603
Income from investment operations:
Net investment income (a)	.048		.063	.053	.050	.038	.034
Net gains (losses) (both realized and unrealized)	.088		.124	.149	.893	(.003)	.432
Total from investment operations	.136		.187	.202	.943	.035	.466
Net asset value, end of period	$4.572		$4.436	$4.249	$4.047	$3.104	$3.069
Total return (b)	3.07%		4.40%	4.99%	30.37%	1.15%	17.90%
Net assets, end of period (in thousands)	$134,288		$143,139	$145,156	$141,391	$112,753	$108,327
Ratios to average net assets:
Expenses (c)	1.10	%(d)	1.08%	1.09%	1.10%	1.15%	1.18%
Net investment income	2.18	%(d)	1.43%	1.30%	1.40%	1.18%	1.16%
Portfolio turnover rate (excluding short-term securities)	39.0	%(e)	78.0%	65.8%	85.4%	39.8%	47.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Growth Fund

	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014 (a)
Net asset value, beginning of period	$12.120		$12.012	$11.253	$10.000
Income from investment operations:
Net investment income (b)	.010		.034	.001	.011
Net gains (both realized and unrealized)	1.582		.074	.758	1.242
Total from investment operations	1.592		.108	.759	1.253
Net asset value, end of period	$13.712		$12.120	$12.012	$11.253
Total return (c)	13.14%		0.91%	6.74%	12.53%
Net assets, end of period (in thousands)	$469,005		$438,985	$479,081	$500,575
Ratios to average net assets:
Expenses (d)	.97	%(e)	.98%	.97%	.96	%(e)
Net investment income	.16	%(e)	.29%	.01%	.15	%(e)
Portfolio turnover rate (excluding short-term securities)	23.3	%(f)	52.5%	31.6%	44.7	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014 (a)
Net asset value, beginning of period	$12.611		$10.414	$10.810	$10.000
Income from investment operations:
Net investment income (b)	(.052)		(.076)	(.090)	(.048)
Net gains (losses) (both realized and unrealized)	1.846		2.273	(.306)	.858
Total from investment operations	1.794		2.197	(.396)	.810
Net asset value, end of period	$14.405		$12.611	$10.414	$10.810
Total return (c)	14.22%		21.10%	(3.66)%	8.10%
Net assets, end of period (in thousands)	$175,312		$163,294	$145,465	$182,284
Ratios to average net assets:
Expenses (d)	1.21	%(e)	1.24%	1.19%	1.22	%(e)
Net investment income	(.77	)%(e)	(.68)%	(.80)%	(.71	)%(e)
Portfolio turnover rate (excluding short-term securities)	33.1	%(f)	99.2%	65.4%	115.8	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Pyramis® Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014 (a)
Net asset value, beginning of period	$11.834		$11.261	$11.148	$10.000
Income from investment operations:
Net investment income (b)	.046		.089	.075	.053
Net gains (both realized and unrealized)	1.051		.484	.038	1.095
Total from investment operations	1.097		.573	.113	1.148
Net asset value, end of period	$12.931		$11.834	$11.261	$11.148
Total return (c)	9.27%		5.09%	1.01%	11.48%
Net assets, end of period (in thousands)	$787		$696	$587	$663
Ratios to average net assets:
Expenses (d)	.83	%(e)	.80%	.78%	.86	%(e)
Net investment income	.74	%(e)	.80%	.66%	.74	%(e)
Portfolio turnover rate (excluding short-term securities)	34.4	%(f)	88.8%	84.6%	54.2	%(f)
	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014 (a)
Net asset value, beginning of period	$11.755		$11.214	$11.129	$10.000
Income from investment operations:
Net investment income (b)	.030		.060	.046	.035
Net gains (both realized and unrealized)	1.044		.481	.039	1.094
Total from investment operations	1.074		.541	.085	1.129
Net asset value, end of period	$12.829		$11.755	$11.214	$11.129
Total return (c)	9.13%		4.83%	0.76%	11.29%
Net assets, end of period (in thousands)	$115,668		$113,799	$128,297	$141,272
Ratios to average net assets:
Expenses (d)	1.08	%(e)	1.05%	1.03%	1.11	%(e)
Net investment income	.48	%(e)	.54%	.41%	.49	%(e)
Portfolio turnover rate (excluding short-term securities)	34.4	%(f)	88.8%	84.6%	54.2	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2017		Year ended December 31,
	(unaudited)		2016	2015	2014 (a)
Net asset value, beginning of period	$11.747		$10.617	$10.836	$10.000
Income from investment operations:
Net investment income (b)	.075		.173	.119	.077
Net gains (losses) (both realized and unrealized)	.916		.957	(.338)	.759
Total from investment operations	.991		1.130	(.219)	.836
Net asset value, end of period	$12.738		$11.747	$10.617	$10.836
Total return (c)	8.43%		10.65%	(2.02)%	8.36%
Net assets, end of period (in thousands)	$219,431		$208,513	$207,698	$233,202
Ratios to average net assets:
Expenses (d)	1.02	%(e)	1.03%	1.01%	1.02	%(e)
Net investment income	1.23	%(e)	1.59%	1.10%	1.10	%(e)
Portfolio turnover rate (excluding short-term securities)	45.4	%(f)	102.9%	65.0%	105.1	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2017

(Unaudited)

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Advantus Bond Fund	✓	✓
SFT Advantus Dynamic Managed Volatility Fund	NA	✓
SFT Advantus Government Money Market Fund	NA	✓
SFT Advantus Index 400 Mid-Cap Fund	✓	✓
SFT Advantus Index 500 Fund	✓	✓
SFT Advantus International Bond Fund	✓	✓
SFT Advantus Managed Volatility Equity Fund	NA	✓
SFT Advantus Mortgage Securities Fund	✓	✓
SFT Advantus Real Estate Securities Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT Pyramis® Core Equity Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓

Advantus Capital Management, Inc. ("Advantus Capital"), a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Advantus Capital and the Trust. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life") in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services – Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee ("the Valuation Committee") under the supervision of the Trust's Board of Trustees ("the Board") and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Advantus Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party's payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange ("centrally cleared interest rate swaps"), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2017, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus International Bond Fund, SFT Advantus Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions or losses of the Fund will instead pass through and be taken into account for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Managed Volatility Equity Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and takes into account for federal income tax purposes the income, gains, deductions and losses relating to those assets.

Effective January 1, 2016, SFT Advantus International Bond Fund elected to qualify and intends to continue to qualify as a regulated investment company for federal income tax purposes. The Fund's policy is to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all (or a sufficient amount) its taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

The FASB, Accounting Standards Codification 740, Income Taxes (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the six months ended June 30, 2017. The Funds' federal and

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

state income returns for which the applicable statutes of limitations have not expired (2014, 2015 and 2016) remain subject to examination by the Internal Revenue Service and states department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Advantus Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. Distributions to shareholders from net investment income and realized gains (if any) for the SFT Advantus International Bond Fund are generally declared and reinvested in additional shares of capital stock on an annual basis. The SFT Advantus International Bond Fund uses consent dividends in place of regular distributions. The Funds within the partnership are not required to distribute taxable income, and Funds other than SFT Advantus Government Money Market Fund and SFT International Bond Fund will not distribute taxable income.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2017, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $12,903,664 and $6,508,815, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds ("Rule 2a-7"). In response to the amendments, effective April 29, 2016, the Fund has changed its name to the SFT Advantus Government Money Market Fund and converted to a 'government' money market fund, as defined under Rule 2a-7. As a result, on and after April 29, 2016, the Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as required by Rule 2a-7. It is expected that the Fund's future total returns will be lower than its historical returns due to the conversion to a government money market fund.

Cross-Trades

The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2017, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT Advantus International Bond Fund	$—	$7,920,000	$24,407
SFT T. Rowe Price Value Fund	292,624	—	—

Securian Funds Trust
Notes to Financial Statements – continued

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2017 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Advantus Bond Fund	$165,385,783	$154,760,248	$244,160,798	$240,367,646
SFT Advantus Dynamic Managed Volatility Fund	26,420,595	1,123,452	–	161,529
SFT Advantus Index 400 Mid-Cap Fund	23,469,061	26,348,633	–	–
SFT Advantus Index 500 Fund	10,919,996	14,631,285	–	–
SFT Advantus International Bond Fund	21,665,457	30,590,862	–	–
SFT Advantus Managed Volatility Equity Fund	24,224,246	18,758,810	–	–
SFT Advantus Mortgage Securities Fund	12,724,303	11,400,680	69,116,036	73,025,347
SFT Advantus Real Estate Securities Fund	54,222,589	63,413,595	–	–
SFT IvySM Growth Fund	106,852,857	136,537,580	–	–
SFT IvySM Small Cap Growth Fund	54,032,358	63,554,625	–	–
SFT Pyramis® Core Equity Fund	39,630,674	46,900,471	–	–
SFT T. Rowe Price Value Fund	97,158,339	101,700,543	–	–

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Advantus Capital, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Advantus Capital manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
SFT Advantus Bond Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Advantus Dynamic Managed Volatility Fund	0.65% of all assets
SFT Advantus Government Money Market Fund	0.30% of net assets to $1 billion; and 0.25% of net assets exceeding $1 billion
SFT Advantus Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Advantus Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Advantus International Bond Fund	0.60% of net assets to $1 billion; and 0.55% of net assets exceeding $1 billion
SFT Advantus Managed Volatility Equity Fund	0.65% of all assets
SFT Advantus Mortgage Securities Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Advantus Real Estate Securities Fund	0.70% of net assets to $1 billion; and 0.65% of net assets exceeding $1 billion
SFT IvySM Growth Fund	0.67% of net assets to $500 million; and 0.625% of next $300 million of net assets; and 0.60% of next $200 million of net assets; and 0.50% of net assets exceeding $1 billion
SFT IvySM Small Cap Growth Fund	0.85% of net assets to $1 billion; and 0.80% of next $2 billion of net assets; and 0.76% of net assets exceeding $3 billion
SFT Pyramis® Core Equity Fund	0.65% of all assets
SFT T. Rowe Price Value Fund	0.67% of net assets to $1 billion; and 0.65% of next $1.5 billion of net assets; and 0.60% of net assets exceeding $2.5 billion

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. ("Franklin"), a registered investment Advisor for the SFT Advantus International Bond Fund, under which Advantus Capital pays Franklin an annual fee of 0.37% based on average daily net assets.

Advantus Capital has a sub-advisory agreement with Waddell & Reed Investment Management Company ("WRIMCO"), a registered investment Advisor for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund, under which Advantus Capital pays WRIMCO an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82% respectively, based on average daily net assets.

Advantus Capital has a sub-advisory agreement with Pyramis Global Advisors, LLC ("Pyramis"), a registered investment Advisor for the SFT Pyramis® Core Equity Fund, under which Advantus Capital pays Pyramis an annual fee ranging from 0.31% to 0.33% based on average daily net assets.

Advantus Capital has a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), a registered investment Advisor for the SFT T. Rowe Price Value Fund, under which Advantus Capital pays T. Rowe Price an annual fee ranging from 0.30% to 0.50% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $4,616 to $23,764.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2017, these fees ranged from .01% to .05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Net Investment Income Maintenance Agreement for the SFT Advantus Government Money Market Fund

Effective May 1, 2012, the Board of Trustees of the Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Advantus Government Money Market Fund), Advantus Capital and Securian Financial. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay SFT Advantus Government Money Market Fund expenses so that the Fund's daily net

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. For the six months ended June 30, 2017, the advisory, 12b-1 distribution and other fee waivers totaled $46,918, $30,310 and $0 respectively. These amounts are reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2017, Advantus Capital and Securian Financial have collectively waived a cumulative total of $4,631,950 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $1,505,097 was eligible for recovery by Advantus Capital and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2018 and 2019 are $852,153, and $300,636, respectively. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following April 30, 2018, provided such continuance is specifically approved by a majority of the Trust's independent Trustees.

SFT Advantus Dynamic Managed Volatility Fund Expense Waivers

Advantus Capital and the Trust, on behalf of the SFT Advantus Dynamic Managed Volatility Fund, have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2018. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. For the six months ended June 30, 2017, the advisory waivers totaled $272,818. This amount is reflected as fees waived in the accompanying Statements of Operations. As of June 30, 2017, Advantus Capital has waived a cumulative total of $1,577,060 pursuant to the Agreement, of which $1,311,188, was eligible for recovery by Advantus Capital and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2018 and 2019 are $956,636 and $506,890 respectively. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the prospectus.

SFT Advantus Managed Volatility Equity Fund Expense Waivers

Advantus Capital and the Trust, on behalf of the SFT Advantus Managed Volatility Equity Fund, have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes,

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through November 17, 2017. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. For the six months ended June 30, 2017, the advisory waivers totaled $203,098. This amount is reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2017, Advantus Capital has waived a cumulative total of $564,405 pursuant to the Agreement, all of which was eligible for recovery by Advantus Capital and Securian Financial as of such date. Amounts subject to potential recovery for the years ended June 30, 2018 and 2019 are $564,405 and $393,318 respectively. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the prospectus.

(5)  Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Government Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At June 30, 2017, the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund, and SFT Advantus Mortgage Securities Fund held illiquid securities of $1,831,883, $4,100,121, and $1,122,998, respectively, which represent 0.5%, 1.2%, and 1.2% of net assets, respectively. Pursuant to guidelines adopted by the Trust's Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of June 30, 2017:

Security	Acquisition Date	Cost
SFT Advantus Bond Fund
FAN Engine Securitization, Ltd.	10/18/2013	$312,626
Hometown Commercial Mortgage	Various	240,795
Multi Security Asset Trust	Various	1,300,595
		$1,854,016
SFT Advantus Dynamic Managed Volatility Fund
Aquarion Co.	08/19/2014	$498,409
CRH America Finance, Inc.	05/02/2017	994,234
Longtrain Leasing III LLC, 2015 – 1A Class A2	01/23/2015	999,578
Southern Natural Gas Co, LLC	03/07/2017	498,586
The Sherwin-Williams Co.	05/31/2017	1,031,199
		$4,022,006
SFT Advantus Mortgage Securities Fund
FAN Engine Securitization, Ltd.	10/18/2013	$83,609
Government National Mortgage Association (GNMA)	06/17/2003	533,196
Hometown Commercial Mortgage	11/28/2006	17,911
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	143,347
Multi Security Asset Trust	Various	858,571
		$1,636,634

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended June 30, 2017, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2017 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$–	$141,779,609	$–	$141,779,609
Asset-Backed Securities	–	17,881,003	–	17,881,003
Other Mortgage-Backed Securities	–	25,614,563	–	25,614,563
Corporate Obligations	–	189,419,315	–	189,419,315
Investment Companies	15,989,883	–	–	15,989,883
Total Investments	15,989,883	374,694,490	–	390,684,373
Other Financial Instruments* Futures Contracts	58,319	–	–	58,319
Liabilities
Other Financial Instruments* Futures Contracts	(47,704)	–	–	(47,704)
SFT Advantus Dynamic Managed Volatility Fund
Assets
Government Obligations	–	3,130,295	–	3,130,295
Asset-Backed Securities	–	991,423	–	991,423
Other Mortgage-Backed Securities	–	1,051,553	–	1,051,553
Corporate Obligations	–	120,748,428	–	120,748,428
Purchased Options	112,500	–	–	112,500
Investment Companies	202,986,508	–	–	202,986,508
Total Investments	203,099,008	125,921,699	–	329,020,707
Other Financial Instruments* Futures Contracts	246,263	–	–	246,263
Liabilities
Other Financial Instruments* Futures Contracts	(493,356)	–	–	(493,356)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2017 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Government Money Market Fund
Assets
U.S. Government Obligations	$–	$70,099,218	$–	$70,099,218
Investment Companies	138,815	–	–	138,815
Total Investments	138,815	70,099,218	–	70,238,033
SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	208,636,521	–	–	208,636,521
Investment Companies	7,299,223	–	–	7,299,223
Total Investments	215,935,744	–	–	215,935,744
Other Financial Instruments* Futures Contracts	628	–	–	628
SFT Advantus Index 500 Fund
Assets
Common Stocks	784,595,101	–	–	784,595,101
Investment Companies	13,694,155	–	–	13,694,155
Total Investments	798,289,256	–	–	798,289,256
Liabilities
Other Financial Instruments* Futures Contracts	(59,330)	–	–	(59,330)
SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	–	52,987,067	–	52,987,067
Short-Term Debt Securities	–	41,549,695	–	41,549,695
Investment Companies	3,007,564	–	–	3,007,564
Total Investments	3,007,564	94,536,762	–	97,544,326
Other Financial Instruments* Forward Foreign Currency Contracts	–	1,248,289	–	1,248,289
Interest Rate Swap Contracts	–	164,370	–	164,370
Liabilities
Other Financial Instruments* Forward Foreign Currency Contracts	–	(2,202,994)	–	(2,202,994)
Interest Rate Swap Contracts	–	(716,507)	–	(716,507)
SFT Advantus Managed Volatility Equity Fund
Assets
Investment Companies	223,244,185	–	–	223,244,185
Purchased Options	59,000	–	–	59,000
Total Investments	223,303,185	–	–	223,303,185
Liabilities
Other Financial Instruments* Futures Contracts	(80,558)	–	–	(80,558)
Written Options	(20,500)	–	–	(20,500)
SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	–	70,851,643	–	70,851,643
Asset-Backed Securities	–	6,078,405	–	6,078,405
Other Mortgage-Backed Securities	–	9,180,785	–	9,180,785
Corporate Obligations	–	1,068,913	–	1,068,913
Short-Term Securities	9,183,850	–	–	9,183,850
Total Investments	9,183,850	87,179,746	–	96,363,596

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2017 using
Fund	Level 1	Level 2	Level 3	Total
Liabilities
Other Financial Instruments* Futures Contracts	$(4,855)	$–	$–	$(4,855)
SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	136,547,206	–	–	136,547,206
Investment Companies	650,266	–	–	650,266
Total Investments	137,197,472	–	–	137,197,472
SFT IvySM Growth Fund
Assets
Common Stocks	462,182,676	–	–	462,182,676
Investment Companies	1,043,945	–	–	1,043,945
Total Investments	463,226,621	–	–	463,226,621
SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	170,408,413	–	–	170,408,413
Investment Companies	5,747,552	–	–	5,747,552
Total Investments	176,155,965	–	–	176,155,965
SFT Pyramis® Core Equity Fund
Assets
Common Stocks	115,396,065	–	–	115,396,065
Investment Companies	1,462,219	–	–	1,462,219
Total Investments	116,858,284	–	–	116,858,284
SFT T. Rowe Price Value Fund
Assets
Common Stocks	215,647,480	–	–	215,647,480
Preferred Stocks	1,404,994	–	–	1,404,994
Investment Companies	1,764,397	–	–	1,764,397
Total Investments	218,816,871	–	–	218,816,871

*  Investments in Other Financial Instruments are derivatives instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The volume of derivative activity is indicative for all Funds as of period end June 30, 2017.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500 and SFT Advantus Index 400 Mid-Cap Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

The SFT Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund's fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund's current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

The tables below detail the risk exposure of each of the Funds from derivative instruments:

				Risk Exposure
Fund	Instrument Type	Total Value at June 30, 2017	Statement of Assets and Liabilities Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$58,319	Variation margin receivable*	$–	$58,319	$–
	Futures	(47,704)	Variation margin payable*	–	(47,704)	–
SFT Advantus Dynamic Managed Volatility Fund	Futures	246,263	Variation margin receivable*	–	246,263	–
	Futures	(493,356)	Variation margin payable*	(493,356)	–	–
SFT Advantus Index 400 Mid-Cap Fund	Futures	628	Variation margin receivable*	628	–	–
SFT Advantus Index 500 Fund	Futures	(59,330)	Variation margin payable*	(59,330)	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	1,248,289	Unrealized appreciation on forward foreign currency contracts	–	–	1,248,289
	Foreign Currency Forwards	(2,202,994)	Unrealized depreciation on forward foreign currency contracts	–	–	(2,202,994)
	Swaps	164,370	Variation margin receivable*	–	164,370	–
	Swaps	(716,507)	Variation margin payable*	–	(716,507)	–
SFT Advantus Managed Volatility Equity Fund	Options	(20,500)	Put Options Written	(20,500)	–	–
	Futures	(80,558)	Variation margin payable*	(80,558)	–	–
SFT Advantus Mortgage Securities Fund	Futures	(4,855)	Variation margin payable*	–	(4,855)	–

*  Includes cumulative appreciation/depreciation of futures contracts and swaps as reported in the notes to the Schedules of Investments in Securities. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

				Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Instrument Type	Realized Gain (Loss) on Derivatives for Period Ended June 30, 2017	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$(29,810)	Net realized gains (losses) from futures transactions	$–	$(29,810)	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

				Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Instrument Type	Realized Gain (Loss) on Derivatives for Period Ended June 30, 2017	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Dynamic Managed Volatility Fund	Futures	$8,483,628	Net realized gains (losses) from futures transactions	$9,003,263	$(519,635)	$–
	Purchased Options	(972,326)	Net realized gains (losses) on investments	(972,326)	–	–
	Written Options	101,223	Net realized gains (losses) from written options transactions	101,223	–	–
SFT Advantus Index 400 Mid-Cap Fund	Futures	313,804	Net realized gains (losses) from futures transactions	313,804	–	–
SFT Advantus Index 500 Fund	Futures	1,045,096	Net realized gains (losses) from futures transactions	1,045,096	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	1,496,716	Net realized gains (losses) from foreign currency transactions	–	–	1,496,716
	Swaps	(128,773)	Net realized gains (losses) from swaps	–	(128,773)	–
SFT Advantus Managed Volatility Equity Fund	Futures	1,543,756	Net realized gains (losses) from futures transactions	1,543,756	–	–
	Written Options	105,731	Net realized gains (losses) from written options transactions	105,731	–	–
SFT Advantus Mortgage Securities Fund	Futures	18,455	Net realized gains (losses) from futures transactions	–	18,455	–
				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Instrument Type	Unrealized Appreciation (Depreciation) on Derivatives for Period Ended June 30, 2017	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Bond Fund	Futures	$10,193	Net change in unrealized appreciation or depreciation on futures transactions	$–	$10,193	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Instrument Type	Unrealized Appreciation (Depreciation) on Derivatives for Period Ended June 30, 2017	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
SFT Advantus Dynamic Managed Volatility Fund	Futures	$(1,755,547)	Net change in unrealized appreciation or depreciation on futures transactions	$(1,864,922)	$109,375	$–
	Purchased Options	18,516	Net change in unrealized appreciation or depreciation on investments	18,516	–	–
	Written Options	(34,774)	Net change in unrealized appreciation or depreciation on written options	(34,774)	–	–
SFT Advantus Index 400 Mid-Cap Fund	Futures	289,953	Net change in unrealized appreciation or depreciation on futures transactions	289,953	–	–
SFT Advantus Index 500 Fund	Futures	(206,530)	Net change in unrealized appreciation or depreciation on futures transactions	(206,530)	–	–
SFT Advantus International Bond Fund	Foreign Currency Forwards	(5,603,516)	Net change in unrealized appreciation or depreciation on foreign currency transactions	–	–	(5,603,516)
	Swaps	(256,606)	Net change in unrealized appreciation or depreciation on swaps transactions	–	(256,606)	–
SFT Advantus Managed Volatility Equity Fund	Futures	(369,669)	Net change in unrealized appreciation or depreciation on futures transactions	(369,669)	–	–
	Written Options	34,900	Net change in unrealized appreciation or depreciation on written options	34,900	–	–
SFT Advantus Mortgage Securities Fund	Futures	(4,855)	Net change in unrealized appreciation or depreciation on futures transactions	(4,855)	–	–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the six months ended June 30, 2017 none of the Funds' derivatives were subject to master netting arrangements.

Option Contracts Written

Contracts and premium amounts associated with options contracts written by the Funds during the period ended June 30, 2017 are as follows:

Fund	Options outstanding at December 31, 2016	Written	Closed	Exercised	Expired	Options outstanding at June 30, 2017
SFT Advantus Dynamic Managed Volatility Fund
Premium Amount	$54,479	$50,137	$54,479	$–	$50,137	$–
Number of Contracts	261	266	261	–	266	–
SFT Advantus Managed Volatility Equity Fund
Premium Amount	$–	$161,131	$–	$–	$105,731	$55,400
Number of Contracts	–	776	–	–	576	200

(8)  Affiliated Ownership

The SFT Advantus Dynamic Managed Volatility Fund invests in underlying securities and other investment companies, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control with the SFT Advantus Dynamic Managed Volatility Fund because they share the same investment advisor, Advantus Capital, and because they are overseen by the same Board of Trustees. The SFT Advantus Dynamic Managed Volatility Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Advantus Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Index. A summary of all transactions with the affiliated SFT Advantus Index 500 Fund as of June 30, 2017 are as follows:

Fund/Underlying Fund	Balance of Shares Held at December 31, 2016	Gross Additions	Gross Sales	Balance of Shares Held at June 30, 2017	Value at June 30, 2017	Realized Gain (Loss)	Distributions Received
SFT Advantus Dynamic Managed Volatility Fund
SFT Advantus Index 500 Fund	14,224,618	–	–	14,224,618	$135,865,941	$–	$–

(9)  Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules intended to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other provisions. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulations S-X will have on the Funds' financial statements and related disclosures.

(10)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

Securian Funds Trust
Other Information

(unaudited)

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 01, 2017 through June 30, 2017. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Actual Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Advantus Bond Fund	$1,000	$1,031.50	0.49%	$2.47	$1,030.20	0.74%	$3.72
SFT Advantus Dynamic Managed Volatility Fund	1,000	NA	NA	NA	1,077.10	0.80%	4.12
SFT Advantus Government Money Market Fund	1,000	NA	NA	NA	1,000.00	0.70%	3.47
SFT Advantus Index 400 Mid-Cap Fund	1,000	1,058.40	0.26%	1.33	1,057.10	0.51%	2.60
SFT Advantus Index 500 Fund	1,000	1,092.20	0.20%	1.04	1,090.80	0.45%	2.33
SFT Advantus International Bond Fund	1,000	1,026.30	0.98%	4.92	1,025.10	1.23%	6.18
SFT Advantus Managed Volatility Equity Fund	1,000	NA	NA	NA	1,083.20	0.80%	4.13
SFT Advantus Mortgage Securities Fund	1,000	1,013.10	0.66%	3.29	1,011.90	0.91%	4.54
SFT Advantus Real Estate Securities Fund	1,000	1,032.00	0.85%	4.28	1,030.70	1.10%	5.54
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,131.40	0.97%	5.13
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,142.20	1.21%	6.43
SFT Pyramis® Core Equity Fund	1,000	1,092.70	0.83%	4.31	1,091.30	1.08%	5.60
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,084.30	1.02%	5.27

Securian Funds Trust
Other Information – continued

(unaudited)

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Advantus Bond Fund	$1,000	$1,022.36	0.49%	$2.46	$1,021.12	0.74%	$3.71
SFT Advantus Dynamic Managed Volatility Fund	1,000	NA	NA	NA	1,020.83	0.80%	4.01
SFT Advantus Government Money Market Fund	1,000	NA	NA	NA	1,021.32	0.70%	3.51
SFT Advantus Index 400 Mid-Cap Fund	1,000	1,023.51	0.26%	1.30	1,022.27	0.51%	2.56
SFT Advantus Index 500 Fund	1,000	1,023.80	0.20%	1.00	1,022.56	0.45%	2.26
SFT Advantus International Bond Fund	1,000	1,019.93	0.98%	4.91	1,018.7	1.23%	6.16
SFT Advantus Managed Volatility Equity Fund	1,000	NA	NA	NA	1,020.83	0.80%	4.01
SFT Advantus Mortgage Securities Fund	1,000	1,021.52	0.66%	3.31	1,020.28	0.91%	4.56
SFT Advantus Real Estate Securities Fund	1,000	1,020.58	0.85%	4.26	1,019.34	1.10%	5.51
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,019.98	0.97%	4.86
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.79	1.21%	6.06
SFT Pyramis® Core Equity Fund	1,000	1,020.68	0.83%	4.16	1,019.44	1.08%	5.41
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.74	1.02%	5.11

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus Capital uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Securian Funds Trust
Other Information – continued

(unaudited)

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 26, 2017. At this meeting, the Board of Trustees also reapproved the Investment Sub-Advisory Agreements between Advantus and Franklin Advisers, Inc. (for the International Bond Fund), between Advantus and Waddell & Reed Investment Management Company (for Ivy Growth Fund) between Advantus and Waddell & Reed Investment Management Company (for Ivy Small Cap Growth Fund), between Advantus and FIAM LLC (for Pyramis Core Equity Fund) and between Advantus and T. Rowe Price Associates, Inc. (for T. Rowe Price Value Fund). Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds".

Trustees receive a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. Trustees meet at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). Trustees also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters. Trustees evaluated all information available to them on a Fund-by-Fund basis.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

Management Fee and Other Expenses

The Trustees reviewed the January 2016 report prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Broadridge. At the Trustees' direction, the 2016 report was supplemented by Advantus with updated, publicly available information.

Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Advantus is fair and reasonable. The Trustees also concluded that the advisory fees payable by the Managed Volatility and Managed Volatility Equity Funds are for services that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any other fund in which the Managed Volatility and Managed Volatility Equity Funds invest.

Fees Charged to Other Advisory Clients of Advantus

The Trustees observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Advantus in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Advantus

The Trustees review quarterly Board reports on Advantus' profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Advantus' profitability from any Fund as excessive.

Investment Results

The Trustees review a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Broadridge peer groups and with one or more benchmark indices.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

The Trustees noted that Bond Fund outperformed the Broadridge peer group average for the most recent quarter and for the 1, 3 and 5-year periods ended December 31, 2016, that Mortgage Securities Fund had underperformed its peers and benchmark during the most recent quarter and 1-year period ended December 31, 2016, but was in the top quintile of its Broadridge peer group for the 3 and 5-year periods, and that International Bond Fund was in the top quintile of its peer group for the most recent quarter, in approximately the middle of its peer group 1 and 3-year periods, and in approximately the top third and quarter of its peer group for the 5 and 10-year periods, respectively. The Trustees also noted that Real Estate Securities Fund slightly underperformed its peer group for the most recent quarter and significantly underperformed its peer group for the most recent 1-year period, but performed in the second highest quintile of its peer group performance for the 3 and 5-year periods. The Trustees then noted that the Index 400 and Index 500 Funds continue to perform in line with their respective benchmarks, and that the Money Market Fund's performance is in-line with its peer group for all relevant periods. The Trustees then observed that the Managed Volatility Fund and the Managed Volatility Equity Fund performed consistently with their objectives and were competitive with their peers. With respect to the Sub-Advised Funds, the Trustees noted that Ivy Growth Fund underperformed its benchmark, and performed in the third quintile of its peer group for the most recent quarter and for the one-year period ended December 31, 2016, that Ivy Small Cap Growth Fund had somewhat underperformed its benchmark but performed in line with its peers during the most recent quarter and had posted first quintile performance during the year ended December 31, 2016, and that each of Pyramis Core Equity Fund and T. Rowe Price Value Fund had substantially underperformed its peer group and benchmark during the most recent quarter and 1-year period. The Trustees reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance. Based on the foregoing, the Trustees concluded that reapproving the Funds' Investment Advisory Agreement and each Sub-Advised Fund's Investment Subadvisory Agreement were in the best interests of each Fund and its shareholders.

Ancillary Benefits to Advantus and Its Affiliates

The Trustees also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Investment Sub-Advisory Agreements

At the January 26, 2017 meeting, the Trustees also unanimously reapproved the Investment Sub-Advisory Agreements for the Sub-Advised Funds. In addition to the Trustees' review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Trustees also requested and evaluated other

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of each sub-adviser's code of ethics and compliance program. The Trustees requested, but did not receive, an analysis of each sub-adviser's profitability in managing the Fund. However, the Trustees noted that Advantus is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Trustees also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Advantus and the Fund's sub-adviser. The Trustees noted that Advantus is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board of Trustee, Audit Committee and Governance Committee meetings, and many other requirements. Based on this review, the Trustees concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Advantus and the Sub-Adviser is fair and appropriate. The Trustees also concluded that the portion of each Sub-Advised Fund's overall advisory fee that is retained by Advantus represents fair and appropriate compensation to Advantus for its retained duties and responsibilities.

Based on the foregoing factors, the Trustees concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Position with Trust
Name, Address(1) and Length of Principal Occupation(s)
and Year of Birth, Time Served(2) During Past 5 Years

Independent Trustees

Julie K. Getchell 1954 Trustee since 2011

Retired; Senior Financial Consultant to Cargill's Controller's Group, Animal Nutrition Business and Tartan Program from April 2009 to July 2012; Chief Financial Officer/Senior Managing Director, La Crosse Global Fund Services from May 2005 to April 2009; Consultant, Black River Asset Management, from October 2004 to May 2005; Chief Financial Officer, Prestige Resorts & Destinations, LTD. from 2001 to 2003; Chief Operating Officer, Insight Investment Management, Inc., from 1996 to 2000; Chief Financial Officer, Insight Investment Management, Inc., from 1991 to 1996; Chartered Financial Analyst; CPA—inactive

Linda L. Henderson 1949 Trustee since 2007

Retired; Professional Advisor, Carlson School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

William C. Melton 1947 Trustee since 2002

Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee and Principal Executive Officer

David M. Kuplic 1957 Trustee since 2016 and President since 2011

Senior Vice President, Minnesota Life Insurance Company since June 2007; Executive Vice President and Director, Advantus Capital Management, Inc. since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; President and Director, MCM Funding 1997-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1997-1, Inc., June 2004 to July 2007; President and Director, MCM Funding 1998-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1998-1, Inc., June 2004 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2007; Senior

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Vice President, Securian Life Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President, Marketview Properties IV, LLC

Other Executive Officers(3)

Gary M. Kleist 1959 Vice President and Treasurer since 2003

Financial Vice President, Chief of Operations and Director, Advantus Capital Management, Inc. since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2003; Financial Vice President, MCM Funding 1997-1, Inc. since October 1998 and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since August 1998; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010 and Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties IV, LLC

Daniel H. Kruse 1963 Vice President since 2017

Vice President, Minnesota Life Insurance Company since February 2015; Vice President, Securian Life Insurance Company since February 2015; Vice President, Securian Financial Group since 2015; Second Vice President, Minnesota Life Insurance Company, February 2008 to January 2015; Second Vice President, Securian Life Insurance Company, February 2008 to January 2015; Second Vice President, Securian Financial Group, February 2008 to January 2015

Michael J. Radmer 1945 Secretary since 1998

Senior Counsel with the law firm of Dorsey & Whitney LLP since January 2016; Partner from 1976 to December 2015

Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, Minnesota 55402

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a 'corporate' officer of the Trust, Todd L. Spicer, 1978, served as the Trust's Chief Compliance Officer from September 2016 through May 2017. Mr. Spicer also served as Vice President and Chief Compliance Officer, Advantus Capital Management, Inc. from September 2016 through May 2017. Gary Kleist, Vice President and Treasurer of the Trust, served as interim Chief Compliance Officer of the Trust from June 2017 through July 2017. Effective August 1, 2017, Michael Steinert, 1975, will serve as the Trust's Chief Compliance Officer. Mr. Steinert will also serve as Vice President and Chief Compliance Officer of Advantus Capital Management, Inc.

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2017

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2017 Securian Funds Trust All rights reserved.

F34490 Rev 8-2017

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.                CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.                AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Getchell as the Audit Committee’s financial expert.  Ms. Getchell is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.                PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.                AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.                DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”).  The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.         CONTROLS AND PROCEDURES.

(a)                                 Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                                 Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                                 A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                                 Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date: August 22, 2017